As filed with the Securities and Exchange
                         Commission on December 30, 2005

                                                              File Nos. 33-66630
                                                                        811-7916

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 23         X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 25                 X

                   AllianceBernstein Utility Income Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

[_]     immediately upon filing pursuant to paragraph (b)
[_]     on (date) pursuant to paragraph (b)
[X]     60 days after filing pursuant to paragraph (a)(1)
[_]     on (date) pursuant to paragraph (a)(1)
[_]     75 days after filing pursuant to paragraph (a)(2)
[_]     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ALLIANCEBERNSTEIN(R)
Investment Research and Management



--------------------------------------------------------------------------------

The AllianceBernstein Value Funds

--------------------------------------------------------------------------------

                                        PROSPECTUS--March 1, 2006

--------------------------------------------------------------------------------

A family of value-oriented mutual funds.

                                             Domestic Value Funds
                                             > AllianceBernstein Value Fund
                                             > AllianceBernstein Small/Mid Cap
                                               Value Fund
                                             > AllianceBernstein Growth and
                                               Income Fund
                                             > AllianceBernstein Focused Growth
                                               & Income Fund
                                             > AllianceBernstein Balanced Shares
                                             > AllianceBernstein Utility
                                               Income Fund
                                             > AllianceBernstein Real Estate
                                               Investment Fund

                                             International Value Funds
                                             > AllianceBernstein International
                                               Value Fund
                                             > AllianceBernstein Global
                                               Value Fund

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

----------------------------
o    Are Not FDIC Insured
o    May Lose Value
o    Are Not Bank Guaranteed
----------------------------

Table of Contents
--------------------------------------------------------------------------------
                                                                            Page

SUMMARY INFORMATION

This prospectus begins with a summary of key information about each of the AllianceBernstein Value Funds. The Summary describes a Fund's objective, investment strategies, principal risks, and fees. You will find additional information about the Funds and their investments beginning on page [___].

Performance Information
-----------------------

This Summary includes a table for each Fund showing its average annual returns before and after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

     o how the Fund's average annual returns for one, five and ten years (or over the life of the Fund) compare to those of a broad based securities market index; and

     o how the Fund's performance changed from year to year over the life of the Fund.

     ---------------------------------------------------------------------

                                   PLEASE NOTE

     A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

     As with all investments, you may lose money by investing in the Fund.

     ---------------------------------------------------------------------

Risk
----

     ---------------------------------------------------------------------
                             WHY IS RISK IMPORTANT?

     You should consider risk carefully when investing in a Fund. You could put your money in investments that have very little risk (for example, certificates of deposit issued by a bank), but these investments would typically have a lower return than a riskier investment. In other words, you should get a higher return if your investments have more risk.

     We have included a graphic for each Fund that shows the Fund's risk profile as compared to our other Value Funds. The bar chart for each Fund also gives an indication of a Fund's overall risk. A fund with a higher variability of returns is a riskier investment.

     ---------------------------------------------------------------------

This Summary lists the principal risks for each Fund followed by an explanation of these risks. Generally, each Fund has broad risks that apply to all funds, such as market risk, as well as specific risks for a Fund that invests in a particular type of securities, such as investments in non-U.S. securities, small- or mid-capitalization companies or in real estate. The risks of a Fund may be increased by the use of derivatives, such as futures, options and swaps.

     ---------------------------------------------------------------------

                              WHAT IS MARKET RISK?

     Market risk is the risk that factors affecting the securities markets generally will cause a possibly adverse change in the value of the securities owned by a Fund. The value of these securities may decline simply because of economic changes or other events that impact large portions of the market. The factors include real or perceived unfavorable market conditions, increases in the rate of inflation, and changes in the general outlook for consumer spending, home sales and mortgage rates, or corporate earnings. Each of the Funds is subject to this risk.

     ---------------------------------------------------------------------

General
-------

     o The Fund's investment adviser is Alliance Capital Management L.P., or Alliance, a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

     o References to "net assets" mean the assets of a Fund after liabilities, plus any borrowings used for investment purposes. In other words, net assets reflects the value of a Fund's investments.

     o Funds that have a policy to invest at least 80% of their net assets in securities indicated by their name, such as AllianceBernstein Real Estate Investment Fund or AllianceBernstein Utility Income Fund, will not change these policies without 60 days' prior written notice to shareholders.

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing at least 125 companies, with relatively large market capitalizations that Alliance believes are undervalued. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend-paying capability. Alliance relies heavily on the fundamental research and analysis of Bernstein's large internal research staff in making investment decisions for the Fund. These investment decisions are the result of the multi-step process described below.

The fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Bernstein's research staff of company and industry analysts follows a research universe of approximately 650 companies. This universe covers approximately 90% of the capitalization of the Russell 1000TM Value Index.

The research staff identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Fund. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

A committee composed of senior investment professionals (the "Investment Policy Group" or "IPG") reviews all analyst research performed for the Fund. The IPG makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the IPG ensures that all forecasts use consistent analytic frameworks and economic assumptions.

For each company in the research universe, Bernstein relates the present value of the company's future cash flow, as forecasted by Bernstein's analysts, to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, Bernstein thus derives an expected rate of return. The senior investment professionals involved in the fundamental value approach then factor into this analysis the risk attributes of each company for purposes of re-ranking the companies. By evaluating overall sector concentration, capitalization distribution, leverage, degree of undervaluation and other factors, Bernstein ranks each security on a risk adjusted basis, in an effort to minimize overall Fund volatility.

The Fund does not simply purchase the highest-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics and risk diversification when deciding how much of each security to purchase for the Fund. The Fund will tend to overweight stocks selected in the top half of the final ranking and will tend to minimize stocks in the bottom half, subject to overall risk diversification.

The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events or trends. Negative analysts' earnings-estimate revisions and relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive revisions and return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein monitors these factors so as to better time purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations are rising or relative return trends are improving.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies, enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

                     -------------------------------------------

                     o    Market Risk         o    Foreign Risk

                     o    Derivative Risk     o    Currency Risk

                     -------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
-------------------------------------------------------------  -----------------
                                                         1              Since
                                                       Year          Inception**
--------------------------------------------------------------------------------
Class A***                 Return Before Taxes         [_____]%      [_____]%
                           -----------------------------------------------------
                           Return After Taxes on
                           Distributions               [_____]%      [_____]%
                           -----------------------------------------------------
                           Return After Taxes on
                           Distributions and Sale
                           of Fund Shares              [_____]%      [_____]%
--------------------------------------------------------------------------------
Class B                    Return Before Taxes         [_____]%      [_____]%
--------------------------------------------------------------------------------
Class C                    Return Before Taxes         [_____]%      [_____]%
--------------------------------------------------------------------------------
Advisor Class              Return Before Taxes         [_____]%      [_____]%
--------------------------------------------------------------------------------
Russell 1000 Value Index   (reflects no deduction
                           for fees, expenses, or
                           taxes)                      [_____]%      [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

   n/a     n/a     n/a     n/a     n/a     n/a   -13.30   29.00   13.31   [___]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [______]; and Worst Quarter was down -[_____]%, [______] quarter, [______].

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 90 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in these types of securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2005, there were approximately [_______] small- to mid-capitalization companies, representing a market capitalization range from approximately $[______] million to approximately $[______] billion.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In making investment decisions for the Fund, Alliance depends heavily on Bernstein's fundamental analysis and the research of its large internal research staff. These investment decisions are the result of the multi-step process described below.

The fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Bernstein's research staff of analysts follows a primary research universe of approximately 800 largely domestic smaller companies. From this universe, Bernstein, on a daily basis, applies a quantitative screening process that examines a number of factors, such as the price to earnings ratio and price to book ratio to target approximately 300 companies for further analysis by the research staff and the Fund's portfolio managers. Bernstein then prepares its own earnings estimates and financial models for companies within this targeted group.

Forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast the company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed. Bernstein's research analysts develop an in-depth understanding of the products, services, markets and competition of those companies considered for purchase. Analysts also develop a good knowledge of the management of those companies. A company's future earnings are typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

The Fund's portfolio managers carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

The Fund's portfolio managers, in consultation with the research analysts, also consider aggregate portfolio characteristics when deciding whether to purchase a particular security for the Fund. Bernstein seeks to manage overall Fund volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies.

To the extent that companies involved in certain sectors may from time to time constitute a material portion of the universe of companies that comprise the lowest 20% of the total U.S. market capitalization, such as financial services and consumer services, the Fund may also invest significantly in these companies.

A disparity between a company's current stock price and Bernstein's assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of stock that has reached its target may be delayed, however, when earnings expectations are rising or relative return trends are improving. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies, enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

                     -------------------------------------------
                     o Market Risk               o Foreign Risk
                     o Capitalization Risk       o Currency Risk
                     o Derivative Risk
                     -------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                             1          Since
                                                            Year     Inception**
--------------------------------------------------------------------------------
Class A***                     Return Before Taxes          [_____]%   [_____]%
                               -------------------------------------------------
                               Return After Taxes on
                               Distributions                [_____]%   [_____]%
                               -------------------------------------------------
                               Return After Taxes on
                               Distributions and Sale
                               of Fund Shares               [_____]%   [_____]%
--------------------------------------------------------------------------------
Class B                        Return Before Taxes          [_____]%   [_____]%
--------------------------------------------------------------------------------
Class C                        Return Before Taxes          [_____]%   [_____]%
--------------------------------------------------------------------------------
Advisor Class                  Return Before Taxes          [_____]%   [_____]%
--------------------------------------------------------------------------------
Russell 2500(TM) Value Index   (reflects no deduction
                               for fees, expenses, or
                               taxes)                       [_____]%   [_____]%
--------------------------------------------------------------------------------
Russell 2500(TM) Index         (reflects no deduction
                               for fees, expenses, or
                               taxes)                       [_____]%   [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

  [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a     n/a     n/a     n/a     n/a    -8.20   41.92  18.91  [_]
--------------------------------------------------------------------------------
95      96      97      98      99      00      01      02      03      04    05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [______] quarter, [______].

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in dividend-paying common stocks of large, well-established, "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of non-U.S. issuers.

The Fund may try to realize income by writing covered call options listed on domestic securities exchanges and may invest in non-dividend paying equity securities. The Fund also invests in high-quality securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:

                     -------------------------------------------
                     o Market Risk               o Foreign Risk
                     o Interest Rate Risk        o Currency Risk
                     o Credit Risk
                     -------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                         1        5        10
                                                       Year     Years    Years**
--------------------------------------------------------------------------------
Class A***                 Return Before Taxes         [____]%  [____]%  [____]%
                           -----------------------------------------------------
                           Return After Taxes on
                           Distributions               [____]%  [____]%  [____]%
                           -----------------------------------------------------
                           Return After Taxes on
                           Distributions and Sale
                           of Fund Shares              [____]%  [____]%  [____]%
--------------------------------------------------------------------------------
Class B                    Return Before Taxes         [____]%  [____]%  [____]%
--------------------------------------------------------------------------------
Class C                    Return Before Taxes         [____]%  [____]%  [____]%
--------------------------------------------------------------------------------
Advisor Class              Return Before Taxes         [____]%  [____]%  [____]%
--------------------------------------------------------------------------------
Russell 1000 Value Index   (reflects no deduction for
                           fees, expenses, or taxes)   [____]%  [____]%  [____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 10/1/96 for Advisor Class shares. Advisor Class performance information for periods prior to its inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratio of Advisor Class Shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

  [The following table was depicted as a bar chart in the printed material.]

   24.13   28.86   21.23   10.78   13.64   -1.84   -26.57   31.76   11.92   [_]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02       03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [_____] quarter, [_____].

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. Alliance believes that, over time, a company's stock price will come to reflect its intrinsic economic value. Alliance uses a disciplined investment process to evaluate the companies in Alliance's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Fund may invest in companies of any size and in any industry.

Alliance depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies that are significant participants in their particular industries. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the managements of most of the companies in its research universe. Alliance's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, Alliance takes into account many factors that it believes bear on the ability of the company to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. Alliance then ranks, at least weekly, each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). Alliance anticipates that, normally, about 75 companies will be represented in the Fund's portfolio, with substantially all of those companies ranking in the top three deciles of Alliance's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. Alliance will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between Alliance's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

Alliance recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large, mid or small capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may enter into forward commitments.

PRINCIPAL RISKS:

                     -------------------------------------------
                                 o Market Risk
                                 o Foreign Risk
                                 o Currency Risk
                     -------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                1           5          Since
                                              Year        Years      Inception**
--------------------------------------------------------------------------------
Class A***        Return Before Taxes         [____]%     [____]%      [_____]%
                  --------------------------------------------------------------
                  Return After Taxes on
                  Distributions               [____]%     [____]%      [_____]%
                  --------------------------------------------------------------
                  Return After Taxes on
                  Distributions and Sale
                  of Fund Shares              [____]%     [____]%      [_____]%
--------------------------------------------------------------------------------
Class B           Return Before Taxes         [____]%     [____]%      [_____]%
--------------------------------------------------------------------------------
Class C           Return Before Taxes         [____]%     [____]%      [_____]%
--------------------------------------------------------------------------------
Russell 1000      (reflects no deduction
Value Index       for fees, expenses, or
                  taxes)                      [____]%     [____]%      [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**   Inception Date is 12/22/99 for Class A, Class B and Class C shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

   n/a     n/a     n/a     n/a     19.49   6.60  -22.19   39.53    8.86    [_]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may comprise up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. The Fund may invest up to 20% of its assets in high yield securities (securities rated below BBB- by Standard & Poor's Rating Services). As an operating policy, the Fund will invest no more than 25% of its investments in high yield debt securities rated CCC- or below.

The Fund invests in short- and long-term debt securities, including U.S. Government and agency securities and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund also may invest in equity and fixed-income securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:

                     -------------------------------------------

                     o Market Risk             o Allocation Risk
                     o Interest Rate Risk      o Foreign Risk
                     o Credit Risk             o Currency Risk

                     -------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                   1          5           10
                                                 Year       Years       Years**
--------------------------------------------------------------------------------
Class A***             Return Before Taxes       [_____]%   [_____]%    [_____]%
                       ---------------------------------------------------------
                       Return After Taxes on
                       Distributions             [_____]%   [_____]%    [_____]%
                       ---------------------------------------------------------
                       Return After Taxes on
                       Distributions and Sale
                       of Fund Shares            [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------
Class B                Return Before Taxes       [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------
Class C                Return Before Taxes       [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------
Advisor Class          Return Before Taxes       [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------
Russell 1000 Value     (reflects no deduction
Index                  for fees, expenses, or
                       taxes)                    [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------
Lehman Gov't/ Credit   (reflects no deduction
Bond Index             for fees, expenses, or
                       taxes)                    [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------
Citigroup 1 Year       (reflects no deduction
Treasury Index         for fees, expenses, or
                       taxes)                    [_____]%   [_____]%    [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 10/1/96 for Advisor Class shares. Advisor Class performance information for periods prior to its inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratio of Advisor Class Shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

   9.36    27.13   15.75   4.90    12.48   1.79  -10.73   22.78   10.16    [_]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

                                Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [_____] quarter, [_____].

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is current income and long-term growth of capital.

The Fund invests primarily in income-producing equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies in the utility industries. The Fund invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Fund may invest in both U.S. and non-U.S. utility companies, although the Fund will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Fund invests at least 65% of its total assets in income-producing securities, but there is otherwise no limit on the allocation of the Fund's investments between equity securities and fixed-income securities. The Fund may maintain up to 35% of its net assets in lower-rated securities.

The Fund seeks to take advantage of the characteristics and historical performance of securities of utility companies, many of which pay regular dividends and increase their common stock dividends over time. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, were derived from its utilities activities.

The Fund may invest up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund also may enter into forward commitments and standby commitment agreements.

PRINCIPAL RISKS:

                  ---------------------------------------------

                  o Market Risk          o Industry/Sector Risk
                  o Interest Rate Risk   o Foreign Risk
                  o Credit Risk          o Currency Risk

                  ---------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                 1            5           10
                                                Year        Years       Years**
--------------------------------------------------------------------------------
Class A***         Return Before Taxes          [_____]%    [_____]%    [_____]%
                   -------------------------------------------------------------
                   Return After Taxes on
                   Distributions                [_____]%    [_____]%    [_____]%
                   -------------------------------------------------------------
                   Return After Taxes on
                   Distributions and Sale
                   of Fund Shares               [_____]%    [_____]%    [_____]%
--------------------------------------------------------------------------------
Class B            Return Before Taxes          [_____]%    [_____]%    [_____]%
--------------------------------------------------------------------------------
Class C            Return Before Taxes          [_____]%    [_____]%    [_____]%
--------------------------------------------------------------------------------
Advisor Class      Return Before Taxes          [_____]%    [_____]%    [_____]%
--------------------------------------------------------------------------------
S&P GICS Utility   (reflects no deduction
Index              for fees, expenses, or
                   taxes)                       [_____]%    [_____]%    [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 10/1/96 for Advisor Class shares. Advisor Class performance information for periods prior to its inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratio of Advisor Class Shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

8.28    30.65   24.38   18.01   14.54   -19.30   -19.73   19.40   24.59    [_]
--------------------------------------------------------------------------------
96      97      98      99      00      01         02      03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

AllianceBernstein Real Estate Investment Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is total return from long-term growth of capital and income.

The Fund invests primarily in equity securities of real estate investment trusts or "REITS" and other real estate industry companies. Under normal circumstances, the Fund invests at least 80% of its net assets in "REITs" and other real estate industry companies. The Fund invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. In selecting real estate equity securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend-paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase real estate equity securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend-payment history, and such other factors that Alliance may determine from time to time to be relevant.

The Fund may invest in securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Fund also may invest in short-term investment grade debt securities and other debt securities.

The Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements. The Fund may invest in foreign securities; enter into forward commitments; and enter into standby commitment agreements.

PRINCIPAL RISKS:

                   ------------------------------------------

                   o Market Risk            o Prepayment Risk
                   o Industry Sector Risk   o Foreign Risk
                   o Interest Rate Risk     o Currency Risk
                   o Credit Risk

                   ------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                            1              5            Since
                                           Year          Years       Inception**
--------------------------------------------------------------------------------
Class A***      Return Before Taxes        [_____]%      [_____]%      [_____]%
                ----------------------------------------------------------------
                Return After Taxes on
                Distributions              [_____]%      [_____]%      [_____]%
                ----------------------------------------------------------------
                Return After Taxes on
                Distributions and Sale
                of Fund Shares             [_____]%      [_____]%      [_____]%
--------------------------------------------------------------------------------
Class B         Return Before Taxes        [_____]%      [_____]%      [_____]%
--------------------------------------------------------------------------------
Class C         Return Before Taxes        [_____]%      [_____]%      [_____]%
--------------------------------------------------------------------------------
Advisor Class   Return Before Taxes        [_____]%      [_____]%      [_____]%
--------------------------------------------------------------------------------
S&P 500 Index   (reflects no deduction
                for fees, expenses, or
                taxes)                     [_____]%      [_____]%      [_____]%
--------------------------------------------------------------------------------
NAREIT Equity   (reflects no deduction
Index           for fees, expenses, or
                taxes)                     [_____]%      [_____]%      [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 9/30/96 for Class A, Class B, Class C and Advisor Class shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

   n/a     22.98   -20.22  -6.70   26.58   9.83    2.89   38.57   34.80    [_]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [_____] quarter, [_____].

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. The Fund normally invests in companies in at least three countries other than United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Fund's investment policies emphasize investment in companies that are determined by Bernstein to be undervalued, using a fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 4,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A group of senior investment professionals, including the Fund's portfolio managers, carefully reviews the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The Fund does not simply purchase the top-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's team of quantitative analysts builds valuation and risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein seeks to minimize overall Fund volatility by favoring those top ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

                   ------------------------------------------
                   o Market Risk     o   Emerging Market Risk
                   o Foreign Risk    o   Industry Sector Risk
                   o Currency Risk   o   Derivative Risk
                   ------------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                      1                 Since
                                                     Year            Inception**
--------------------------------------------------------------------------------
Class A***      Return Before Taxes                  [_____]%          [_____]%
                ----------------------------------------------------------------
                Return After Taxes on
                Distributions                        [_____]%          [_____]%
                ----------------------------------------------------------------
                Return After Taxes on
                Distributions and Sale
                of Fund Shares                       [_____]%          [_____]%
--------------------------------------------------------------------------------
Class B         Return Before Taxes                  [_____]%          [_____]%
--------------------------------------------------------------------------------
Class C         Return Before Taxes                  [_____]%          [_____]%
--------------------------------------------------------------------------------
Advisor Class   Return Before Taxes                  [_____]%          [_____]%
--------------------------------------------------------------------------------
MSCI EAFE       (reflects no deduction
Index (net)+    for fees, expenses, or
                taxes other than non-U.S.
                withholding taxes)                   [_____]%          [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+ The MSCI EAFE Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

   n/a     n/a     n/a     n/a     n/a     n/a    -3.20   43.91   24.49    [_]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. The Fund normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 5,000 companies worldwide. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A group of senior investment professionals, including the Fund's portfolio managers, carefully reviews the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The Fund does not simply purchase the top-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's team of quantitative analysts builds valuation and risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein seeks to minimize overall Fund volatility by favoring those top ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the current exposure unattractive. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

                    ----------------------------------------
                    o Market Risk     o Emerging Market Risk
                    o Foreign Risk    o Industry Sector Risk
                    o Currency Risk   o Derivative Risk
                    ----------------------------------------

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                      1                 Since
                                                     Year            Inception**
--------------------------------------------------------------------------------
Class A***      Return Before Taxes                  [______]%         [______]%
                ----------------------------------------------------------------
                Return After Taxes on
                Distributions                        [______]%         [______]%
                ----------------------------------------------------------------
                Return After Taxes on
                Distributions and Sale
                of Fund Shares                       [______]%         [______]%
--------------------------------------------------------------------------------
Class B         Return Before Taxes                  [______]%         [______]%
--------------------------------------------------------------------------------
Class C         Return Before Taxes                  [______]%         [______]%
--------------------------------------------------------------------------------
Advisor Class   Return Before Taxes                  [______]%         [______]%
--------------------------------------------------------------------------------
MSCI World      (reflects no deduction
Index           for fees, expenses, or
                taxes)                               [______]%         [______]%
--------------------------------------------------------------------------------
MSCI World      (reflects no deduction
Index (net)+    for fees, expenses, or
                taxes other than non-U.S.
                withholding taxes)                   [______]%         [______]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***  After-tax returns:

     -- Are shown for Class A shares only and will vary for Class B, C and Advisor Class shares because these Classes have different expense ratios;

     -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

     -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+ The MSCI World Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

Bar Chart
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

   n/a     n/a     n/a     n/a     n/a     n/a   -14.74   34.86   18.28    [_]
--------------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

RISKS SUMMARY
--------------------------------------------------------------------------------

In this Summary, we describe the principal and other risks that may affect a Fund's portfolio as a whole. This Prospectus has additional descriptions of risks applicable to specific investments in the discussions below under "More Information About the Funds and Their Investments."

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or group of related industries, such as the real estate or utility industry. Market or economic factors affecting that industry could have a major effect on the value of the Fund's investments.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Fund's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

INTEREST RATE RISK

Changes in interest rates will affect the value of a Fund's investments in fixed-income securities. When interest rates rise, the value of a Fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Funds that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

DERIVATIVE RISK

The Funds may use derivatives transactions. These investment strategies may be riskier than other investment strategies and may result in greater volatility for a Fund, particularly during periods of market declines.

FOREIGN RISK

A Fund's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many countries are relatively small, with a limited number of companies representing a small number of securities. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments could adversely affect a Fund's investments in a country other than the United States. To the extent a Fund invests in a particular country or geographic region, the Fund may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of a Fund's investments or reduce the returns of a Fund.

PREPAYMENT RISK

The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

ALLOCATION RISK

If a Fund pursues the objective of a portfolio balanced between equity and debt securities, it has the risk that the allocation of these investments may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

MANAGEMENT RISK

Each Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses, including its value approach, in making investment decisions for the Funds, but there is no guarantee that its techniques will produce the intended result.

------------------------------------------------------------------------------------------------------------------------------------
                             Industry/   Capital    Interest           Prepay-   Deriva-   For-   Emerging   Cur-     Allo-  Manage-
                    Market    Sector     -ization     Rate    Credit    ment      tive     eign    Market    rency   cation   ment
Fund                 Risk      Risk       Risk        Risk     Risk     Risk      Risk     Risk     Risk     Risk     Risk    Risk
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Value Fund             o         o                               o                  o        o                 o                o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Small/Mid Cap
Value Fund             o         o          o                    o                  o        o                 o                o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Growth and Income
Fund                   o                                o        o                                                              o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Focused Growth &
Income Fund            o         o          o                                                o                 o                o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Balanced Shares        o                                o        o                           o                 o        o       o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Utility Income
Fund                   o         o                      o        o                                                              o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Real Estate
Investment Fund        o         o                      o        o        o                  o                 o                o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
International
Value Fund             o         o          o                    o                  o        o       o         o                o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Global Value Fund      o         o          o                    o                  o        o       o         o                o
------------------------------------------------------------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

             -------------------------------------------------------
                    WHY ARE FUND FEES AND EXPENSES IMPORTANT?

             Fees and expenses reduce the investment performance of
              a Fund. The information provided below is intended to
              help you understand what these fees and expenses are
               and provide examples of the dollar amount of these
              costs to help you make comparisons with other funds.
             Some of these fees are paid directly by you at the time
              of investment (for example, a front-end sales charge)
                  or, under certain circumstances, at the time
              you redeem or sell your shares back to the Fund. You
                 pay other fees and expenses indirectly because
                they are deducted from a Fund's assets and reduce
                  the value of your shares. These fees include
                management fees, distribution (Rule 12b-1) fees,
                             and operating expenses.
             -------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                      Advisor
                                  Class A     Class B      Class C    Class
                                  Shares      Shares       Shares     Shares
                                  ------      ------       ------     ------

Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering
price)                            4.25% (a)    None         None        None

Maximum Deferred Sales
Charge (Load) (as a
percentage of offering price
or redemption proceeds,
whichever is lower)               None (a)    4.00%* (a)  1.00%** (a)   None

Exchange Fee                        None       None         None        None

(a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A, B and C shares may also be subject to waiver in certain circumstances. See "Investing in the Funds--CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

* Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.

**   For Class C shares the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Value Fund                  Class A     Class B     Class C     Advisor Class
                            -------     -------     -------     -------------

Management Fees             [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees            [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses          [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
                            --------    --------    --------    --------
Total Fund Operating
    Expenses (a)            [_____]%    [_____]%    [_____]%    [_____]%
                            ========    ========    ========    ========

                                        Examples
---------------------------------------------------------------------------------------
                                                                              Advisor
                 Class A    ClassB+      Class B++     Class C+   Class C++   Class
                 -------    -------      ---------     --------   ---------   -----
After 1 Year     $[_____]   $[_____]     $[_____]      $[_____]   $[_____]    $[_____]
After 3 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]    $[_____]
After 5 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]    $[_____]
After 10 Years   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]    $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Small/Mid Cap Value Fund    Class A     Class B     Class C     Advisor Class
                            -------     -------     -------     -------------

Management Fees             [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees            [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses          [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
Total Fund Operating
    Expenses(a)             [_____]%    [_____]%    [_____]%    [_____]%
                            --------    --------    --------    --------
Waiver and/or Expense
    Reimbursement (c)      ([____])%   ([____])%   ([____])%   ([____])%
                           ---------   ---------   ---------   ---------
Net Expenses                [_____]%    [_____]%    [_____]%    [_____]%
                            ========    ========    ========    ========

                                          Examples
------------------------------------------------------------------------------------------
                                                                                 Advisor
                    Class A    ClassB+      Class B++     Class C+   Class C++   Class
                    -------    -------      ---------     --------   ---------   -----
After 1 Year        $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years(d)    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years(d)    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years(d)   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]     $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Growth and Income Fund      Class A     Class B     Class C     Advisor Class
                            -------     -------     -------     -------------

Management Fees             [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees            [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses          [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
                            --------    --------    --------    --------
Total Fund Operating
    Expenses (a)            [_____]%    [_____]%    [_____]%    [_____]%
                            ========    ========    ========    ========

                                        Examples
---------------------------------------------------------------------------------------
                                                                              Advisor
                 Class A    ClassB+      Class B++     Class C+   Class C++   Class
                 -------    -------      ---------     --------   ---------   -----
After 1 Year     $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]     $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Focused Growth &
Income Fund                 Class A          Class B          Class C
                            -------          -------          -------

Management Fees             [_____]%         [_____]%         [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees            [_____]%         [_____]%         [_____]%
    Other Expenses:
    Transfer Agent          [_____]%         [_____]%         [_____]%
    Other Expenses          [_____]%         [_____]%         [_____]%
Total Other Expenses        [_____]%         [_____]%         [_____]%
                            --------         --------         --------
Total Fund Operating
    Expenses (a)            [_____]%         [_____]%         [_____]%
                            ========         ========         ========

                                    Examples
--------------------------------------------------------------------------------


                     Class A    ClassB+       Class B++     Class C+   Class C++
                     -------    -------       ---------     --------   ---------

After 1 Year         $[_____]   $[_____]      $[_____]      $[_____]   $[_____]
After 3 Years        $[_____]   $[_____]      $[_____]      $[_____]   $[_____]
After 5 Years        $[_____]   $[_____]      $[_____]      $[_____]   $[_____]
After 10 Years       $[_____]   $[_____](b)   $[_____](b)   $[_____]   $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Balanced Shares           Class A     Class B     Class C     Advisor Class
                          -------     -------     -------     -------------

Management Fees           [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent        [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses      [_____]%    [_____]%    [_____]%    [_____]%
                          --------    --------    --------    --------
Total Fund Operating
    Expenses (a)          [_____]%    [_____]%    [_____]%    [_____]%
                          ========    ========    ========    ========

                                        Examples
---------------------------------------------------------------------------------------
                                                                              Advisor
                 Class A    ClassB+      Class B++     Class C+   Class C++   Class
                 -------    -------      ---------     --------   ---------   -----
After 1 Year     $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]     $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Utility Income Fund       Class A     Class B     Class C     Advisor Class
                           ------     -------     -------     -------------

Management Fees           [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent        [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses      [_____]%    [_____]%    [_____]%    [_____]%
                          --------    --------    --------    --------
Total Fund Operating
    Expenses (a)          [_____]%    [_____]%    [_____]%    [_____]%
                          ========    ========    ========    ========

                                        Examples
---------------------------------------------------------------------------------------
                                                                              Advisor
                 Class A    ClassB+      Class B++     Class C+   Class C++   Class
                 -------    -------      ---------     --------   ---------   -----
After 1 Year     $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]     $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Real Estate
Investment Fund           Class A     Class B     Class C     Advisor Class
                          -------     -------     -------     -------------

Management Fees           [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent        [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses      [_____]%    [_____]%    [_____]%    [_____]%
                          --------    --------    --------    --------
Total Fund Operating
    Expenses (a)          [_____]%    [_____]%    [_____]%    [_____]%
                          ========    ========    ========    ========

                                        Examples
---------------------------------------------------------------------------------------
                                                                              Advisor
                 Class A    ClassB+      Class B++     Class C+   Class C++   Class
                 -------    -------      ---------     --------   ---------   -----
After 1 Year     $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years   $[_____]   $[_____](a)  $[_____](a)   $[_____]   $[_____]     $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
International Value Fund    Class A     Class B     Class C     Advisor Class
                            -------     -------     -------     -------------

Management Fees             [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees            [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses          [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
                           ---------   ---------   ---------   ---------
Total Fund Operating
    Expenses (a)            [_____]%    [_____]%    [_____]%    [_____]%
                           =========   =========   =========   =========
Waiver and/or Expense
    Reimbursement (c)      ([____])%   ([____])%   ([____])%   ([____])%
                           =========   =========   =========   =========
Net Expenses                [_____]%    [_____]%    [_____]%    [_____]%
                           =========   =========   =========   =========

                                          Examples
-------------------------------------------------------------------------------------------
                                                                                  Advisor
                     Class A    ClassB+      Class B++     Class C+   Class C++   Class
                     -------    -------      ---------     --------   ---------   -----
After 1 Year         $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years (d)    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years (d)    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years (d)   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]     $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Global Value Fund           Class A     Class B     Class C     Advisor Class
                            -------     -------     -------     -------------

Management Fees             [_____]%    [_____]%    [_____]%    [_____]%
Distribution and/or
    Shareholder Service
    (12b-1) Fees            [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses:
    Transfer Agent          [_____]%    [_____]%    [_____]%    [_____]%
    Other Expenses          [_____]%    [_____]%    [_____]%    [_____]%
Total Other Expenses        [_____]%    [_____]%    [_____]%    [_____]%
                            --------    --------    --------    --------
Total Fund Operating
    Expenses (a)            [_____]%    [_____]%    [_____]%    [_____]%
                            ========    ========    ========    ========

                                        Examples
---------------------------------------------------------------------------------------
                                                                              Advisor
                 Class A    ClassB+      Class B++     Class C+   Class C++   Class
                 -------    -------      ---------     --------   ---------   -----
After 1 Year     $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 3 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 5 Years    $[_____]   $[_____]     $[_____]      $[_____]   $[_____]     $[_____]
After 10 Years   $[_____]   $[_____](b)  $[_____](b)   $[_____]   $[_____]     $[_____]

----------

+    Assumes redemption at the end of period.

++   Assumes no redemption at end of period.


(a) Restated to exclude expenses attributable to estimated costs of proxy solicitation that have been incurred during 2005 or that are expected to be incurred in 2006. These amounts for each Fund are as follows:

      Fund                                                  Amount
      ----                                                  ------
      AllianceBernstein Value Fund                          [____]%
      AllianceBernstein Small/Mid Cap Value Fund            [____]%
      AllianceBernstein Growth and Income Fund              [____]%
      AllianceBernstein Focused Growth & Income Fund        [____]%
      AllianceBernstein Balanced Shares                     [____]%
      AllianceBernstein Utility Income Fund                 [____]%
      AllianceBernstein Real Estate Investment Fund         [____]%
      AllianceBernstein International Value Fund            [____]%
      AllianceBernstein Global Value Fund                   [____]%

(b)  Assumes Class B shares convert to Class A shares after eight years.

(c) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.

(d) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial term.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Funds offer four classes of shares through this Prospectus, except AllianceBernstein Focused Growth & Income Fund, which offers three classes of shares through this Prospectus. Retirement shares of the Funds are available through a separate prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The `Pros' and `Cons' of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, pension plan consultants or other "financial intermediaries" who distribute shares of the Funds and your individual financial advisor under "Payments to Financial Advisors and their Firms."

HOW TO BUY SHARES

Class A, Class B and Class C Shares

You may purchase a Fund's Class A, Class B or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM.

Purchases Minimums and Maximums
--------------------------------------------------------------------------------

Minimums:*

     --Initial:          $ 2,500
     --Subsequent:       $    50

* These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" and "Employee Benefit Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM.

Maximum Individual Purchase Amount:

     --Class A shares          None
     --Class B shares    $  100,000
     --Class C shares    $1,000,000

Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. Alliance Global Investor Services, Inc., or AGIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Advisor Class Shares

You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

     o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM;

     o through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

     o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds.

Each Fund's SAI has more detailed information about who may purchase and hold Advisor Class shares.

Employee Benefit Plans

Special eligibility rules apply to some employee benefit plans. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

     o Traditional and ROTH IRAs (the minimums listed in the table above apply);

     o    SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

     o AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

     o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans; and

     o certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.

Class B shares are generally not available to group retirement plans; however, group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans with plan assets of less than $1,000,000.

Required Information

A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

ABIRM may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

          ---------------------------------------------------------------
                            WHAT IS A RULE 12b-1 FEE?

          A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the relevant Fund's fee table near the front of this Prospectus.
          ---------------------------------------------------------------

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

Each Fund has adopted plans under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                                 Distribution and/or
                                                Service (Rule 12b-1)
                                                Fee (as a Percentage
                                                of Aggregate Average
                                                  Daily Net Assets)
                                                --------------------

     Class A                                           0.30%
     Class B                                           1.00%
     Class C                                           1.00%
     Advisor Class                                     None

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in excess of $1,000,000 are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%. When a non-AllianceBernstein sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. Furthermore, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program within one year, investments in the Funds' Class A shares through the plan are subject to a 1% CDSC upon redemption.

Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

Year Since Purchase                         CDSC
-------------------------------------------------------

First                                       4.0%
Second                                      3.0%
Third                                       2.0%
Fourth                                      1.0%
Fifth and thereafter                        None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares-Asset-Based Sales Charge Alternative
You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

     ---------------------------------------------------------------------
                           HOW IS THE CDSC CALCULATED?

     The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein mutual fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
     ---------------------------------------------------------------------

Advisor Class Shares--Fee Based Program Alternative

You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

SALES CHARGE REDUCTION PROGRAMS

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "Reducing or eliminating sales charges"). More information on Breakpoints and other sales charge waivers is available in the Funds' SAI.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or a Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein Mutual Funds held in:

     o all of the shareholder's accounts at the Funds or a financial intermediary;

     o    any account of the shareholder at another financial intermediary; and

     o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

--------------------------------------------------------------------------------
             You Can Reduce Sales Charges When Buying Class A Shares
--------------------------------------------------------------------------------

Breakpoints or Quantity Discounts Offered by the Strategies

The Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of a Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                          Initial Sales Charge
                                 ---------------------------------------

                                       as % of                as % of
Amount Purchased                 Net Amount Invested      Offering Price
                                 -------------------      --------------

Up to $100,000                            4.44%                  4.25%
$100,000 up to $250,000                   3.36                   3.25
$250,000 up to $500,000                   2.30                   2.25
$500,000 up to $1,000,000                 1.78                   1.75
$1,000,000 and above                      0.00                   0.00

Rights of Accumulation

To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in the Fund, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

     o an individual, his or her spouse, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

     o a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

     o    the employee benefit plans of a single employer; or

     o any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Funds offer a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

Other Programs

Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under "CDSC Waivers and Other Programs" below.

Class A Shares--Sales at NAV

The Funds may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

     o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

     o investment management clients of Alliance or its affiliates, including clients and prospective clients of Alliance's AllianceBernstein Institutional Investment Management division;

     o present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of Alliance, ABIRM, AGIS and their affiliates or their spouses, siblings, direct ancestors or direct descendants or any trust, individual retirement account or retirement plan account for the benefit of such person;

     o officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person; or

     o persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM, under which persons pay an asset-based fee for service in the nature of investment advisory or administrative services.

CDSC WAIVERS AND OTHER PROGRAMS

--------------------------------------------------------------------------------
          Here Are Some Ways to Avoid or Minimize Charges on Redemption
--------------------------------------------------------------------------------

CDSC Waivers

The Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

     o    permitted exchanges of shares;

     o    following the death or disability of a shareholder;

     o if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; or

     o if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Dividend Direction Plan

A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Automatic Investment Program

The Automatic Investment Program allows investors to purchase shares of a Fund through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Shareholders who committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 will be able to continue their program despite the $50 monthly minimum discussed above. Please see a Fund's SAI for more details.

Reinstatement Privilege

A shareholder who has redeemed all or any portion of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date, and, for Class B shares, a CDSC has been paid and ABIRM has approved, at its discretion, the reinstatement of the shares.

Systematic Withdrawal Plan

The Funds offer a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class C shares, shares held the longest would be redeemed first.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class B shares can be more costly than Class A shares over the long run due to their substantially higher 12b-1 fees. Class B shares redeemed within four years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A, Class B or Class C shares. See "Payments to Financial Advisors and their Firms" below.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Funds, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial advisor for assistance in choosing a class of Fund shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS

Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Funds may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

     ----------------------------------------------------------------------
                        What is a Financial Intermediary?

     A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.
     ----------------------------------------------------------------------

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class B shares, ABIRM may pay, at the time of your purchase, a commission to financial intermediaries selling Class B Shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

In the case of Class C shares, ABIRM may pay, at the time of your purchase, a commission to firms selling Class C Shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

     -------------------------------------------------------------------

     Your financial advisor's firm receives compensation from the Funds, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

     -    upfront sales commissions

     -    12b-1 fees

     -    additional distribution support

     -    defrayal of costs for educational seminars and training

     - payments related to providing shareholder recordkeeping and/or transfer agency services

     Please read the Prospectus carefully for information on this compensation.

     -------------------------------------------------------------------

Other Payments for Distribution Services and Educational Support

In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year.

These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABIRM may pay a portion of "ticket" or other transactional charges.

For 2006, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately [_____]% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $[__________]. In 2005, ABIRM paid approximately [_____]% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $[_________] for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Funds and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Funds--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds--Annual Fund Operating Expenses" above.

     ---------------------------------------------------------------------------

     If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

     Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

     ---------------------------------------------------------------------------

As of the date of the Prospectus, ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

          Advest
          A.G. Edwards
          AIG Financial Advisors
          Ameriprise Financial Services
          AXA Advisors
          Banc of America
          Bank One Securities Corp.
          BNY Investment Center
          Charles Schwab
          Chase Investment Services
          Citicorp Investment Services
          Citigroup Global Markets
          Commonwealth Financial Network
          Independent Financial Marketing Group
          ING Advisors Network
          Legg Mason
          Lincoln Financial Advisors
          Linsco/Private Ledger
          McDonald Investments
          Merrill Lynch
          Morgan Stanley
          Mutual Service Corporation
          National Financial
          National Planning Holdings
          New England Securities
          PFS Investments
          Piper Jaffray
          Raymond James
          RBC Dain Rauscher
          Signator Investments
          Securities America
          SunTrust Bank
          UBS AG
          UBS Financial Services
          Uvest Financial Services
          Wachovia Securities
          Walnut Street Securities
          Wells Fargo Investments

Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, AGIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Funds may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

     o    Selling Shares Through Your Broker or other Financial Advisor

Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

     o    Selling Shares Directly to the Fund

By Mail:

     o Send a signed letter of instruction or stock power, along with certificates, to:

                     Alliance Global Investor Services, Inc.
                                P.O. Box 786003
                           San Antonio, TX 78278-6003

     o    For certified or overnight deliveries, send to:

                     Alliance Global Investor Services, Inc.
                             8000 IH 10 W, 4th floor
                              San Antonio, TX 78230

     o For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone

     o You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

     o AGIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

     o For your protection, AGIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor Alliance, AGIS, ABIRM or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that AGIS reasonably believes to be genuine.

     o If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

     o Redemption requests by electronic funds transfer or check may not exceed $100,000 per Fund account.

     o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund's Board of Trustees has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

Funds that may invest significantly in foreign securities, such as AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, the AllianceBernstein Growth and Income Fund, AllianceBernstein Focused Growth &Income Fund, AllianceBernstein Balanced Shares, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund, may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Funds may be adversely affected by price arbitrage to a greater extent when they invest significantly in small cap securities, technology and other specific industry sector securities. Because they may invest in certain fixed-income securities, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund and AllianceBernstein Real Estate Investment Fund also may be adversely affected by price arbitrage to a greater extent.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Funds will seek to prevent such practices to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The Funds, through their agents, ABIRM and AGIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

     o Account Blocking Procedures. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

     o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Funds, the Funds will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

HOW THE FUNDS VALUE THEIR SHARES

Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Fund's Board of Directors or Trustees. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

Your order for purchase, sale or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

MORE INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provided additional information about the Funds' investment practices and risks. Most of these investment practices are discretionary, which means that Alliance may or may not decide to use them. This Prospectus does not describe all of a Fund's investment practices and additional descriptions of each Fund's strategies, investments, and risks can be found in the Fund's SAI.

Derivatives    Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.
               Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

               There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be (i) standardized, exchange-traded contracts or
               (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

               A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that the counterparty will not perform its obligations.

               The Funds may use the following types of derivatives.

               o Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. The Funds' investments in forward contracts include the following.

                    --Forward Currency Exchange Contracts. A Fund may purchase or sell currency exchange contracts to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies. A Fund may enter into a forward contract as transaction hedge (to "lock in" the U.S. dollar price of a non-U.S. dollar security), as position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign current against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

               o Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise.

               o Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds' investments include the following:

                    --Options on Foreign Currencies. A Fund invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated securities held by a Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs.

                    --Options on Securities. A Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. Normally, a Fund will write only "covered" option, which means writing an option for securities the Fund owns, but may write an uncovered call option for cross-hedging purposes.

                    --Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

               o Swap Transactions. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The Funds' investments in swap transactions include the following:

                    --Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. The value of the reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

                    Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

                    --Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

                    --Interest Rate Swaps, Caps, and Floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

                    The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

                    Interest rate swap, cap, and floor transactions may be used to preserve a return or spread on a particular investment or a portion of a Fund's portfolio or protecting against an increase in the price of securities a Fund anticipates purchasing at a later date. A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. These transactions do not involve the delivery of securities or other underlying assets or principal.

                    Unless there is a counterparty default, the risk of loss to a Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

               o    Other Derivative Investments

                    --Synthetic Foreign Equity Securities. The Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These type of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

                    The Funds will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

                    The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the credit-worthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Convertible         Prior to conversion, convertible securities have the same
Securities          general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline.
                    While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

Depositary          Depositary receipts may not necessarily be denominated in
Receipts and        the same currency as the underlying securities into which
Securities of       they may be converted. In addition, the issuers of the stock
Supranational       of unsponsored depositary receipts are not obligated to
Entities            disclose material information in the United States and,
                    therefore, there may not be a correlation between such information and the market value of the depositary receipts.
                    ADRs are depositary receipts typically issued by an U.S.
                    bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S.
                    company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

                    A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Forward             Forward commitments for the purchase or sale of securities
Commitments         may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities
                    (i.e., a "when, as and if issued" trade).

                    The AllianceBernstein Real Estate Investment Fund may invest significantly in TBA-mortgaged-backed securities. A TBA or "To Be Announced" trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed rate or variable rate mortgages) guaranteed by GNMA, FNMA or FHLMC are subsequently allocated to the TBA transactions.

                    When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrues to the purchaser prior to the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

Illiquid            Under current SEC Guidelines, the Funds limit their
Securities          investments in illiquid securities to 15% of their net
                    assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in       Subject to the restrictions and limitations of the 1940 Act,
Other Investment    a Fund may invest in other investment companies whose
Companies           investment objectives and policies are substantially similar to those of the Fund. If a Fund acquires shares in investment companies, shareholders would bear indirectly, the expenses of such investment companies (including management and advisory fees), which are in addition to the Fund's expenses. A Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Loans of            For the purposes of achieving income, a Fund may make
Portfolio           secured loans of portfolio securities to brokers, dealers
Securities          and financial institutions, provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the possible loss of rights in the collateral or delay in the recovery of collateral if the borrower fails to return the securities loaned or becomes insolvent. When a fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Mortgage-Backed     Interest and principal payments (including prepayments) on
Securities and      the mortgages underlying mortgage-backed securities are
Associated Risks    passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available.
                    Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

                    Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

                    Guaranteed Mortgage Pass-Through Securities.
                    AllianceBernstein Real Estate Investment Fund may invest in guaranteed mortgage pass-through securities, which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

                    Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMICs are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMICs in various ways. Each class of CMOs or REMICs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMICs on a monthly basis. AllianceBernstein Real Estate Investment Fund will not invest in the lowest tranche of CMOs and REMICs.

                    Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgage assets and any reinvestment income.

                    A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although AllianceBernstein Real Estate Investment Fund does not intend to invest in residual interests.

Additional Risk     Although AllianceBernstein Real Estate Investment Fund does
Considerations      not invest directly in real estate, it invests primarily in
for Real Estate     Real Estate Equity Securities and has a policy of
Investments         concentration of its investments in the real estate
                    industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds;
                    overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses;
                    uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

                    REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

                    Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

Additional Risk     The Fund's principal risks include those that arise from its
Considerations      investing primarily in electric utility companies. Factors
for Investments     affecting that industry sector can have a significant effect
in the Utility      on the Fund's net asset value. The U.S. utilities industry
Industry            has experienced significant changes in recent years.
                    Regulated electric utility companies in general have been favorably affected by the full or near completion of major construction programs and lower financing costs. In addition, many regulated electric utility companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Regulatory changes, however, could increase costs or impair the ability of nuclear and conventionally fueled generating facilities to operate their facilities and reduce their ability to make dividend payments on their securities. Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes ordinarily lag behind changes in financing costs and can favorably or unfavorably affect the earnings or dividend pay-outs of utilities stocks depending upon whether the rates and costs are declining or rising.

                    Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs, costs associated with compliance with environmental and nuclear safety regulations, service interruptions, economic slowdowns, surplus capacity, competition, and regulatory changes. There also can be no assurance that regulatory policies or accounting standards changes will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. Because of the Fund's policy of concentrating its investments in utility companies, the Fund is more susceptible than most other mutual funds to economic, political or regulatory occurrences affecting the utilities industry.

                    Non-U.S. utility companies, like those in the U.S., are generally subject to regulation, although the regulation may or may not be comparable to domestic regulations. Non-U.S. utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the U.S. As in the U.S., non-U.S. utility companies generally are required to seek government approval for rate increases. In addition, many non-U.S. utility companies use fuels that cause more pollution than those used in the U.S. and may yet be required to invest in pollution control equipment. Non-U.S. utility regulatory systems vary from country to country and may evolve in ways different from regulation in the U.S. The percentage of the Fund's assets invested in issuers of particular countries will vary.

Repurchase          Each Fund may enter into repurchase agreements in which a
Agreements          Fund purchases a security from a bank or broker-dealer,
                    which agrees to resell it to the Fund at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining
                    "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

Rights and          Rights and warrants are option securities permitting their
Warrants            holders to subscribe for other securities. Rights are
                    similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales         The Funds may make short sales a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

                    If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Standby             Standby commitment agreements are similar to put options
Commitment          that commit a Fund, for a stated period of time, to purchase
Agreements          a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

                    There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Foreign (Non-       Investing in foreign securities involves special risks and
U.S.) Securities    considerations not typically associated with investing in
                    U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

                    Securities registration, custody, and settlements may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

                    A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S.

                    Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

                    The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

                    Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that Alliance currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

                      [Insert list of countries or delete]

                    Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                    Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign (Non-       A Fund that invests some portion of its assets in securities
U.S.) Currencies    denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

Investment in       Investments in securities rated below investment grade may
Below Investment    be subject to greater risk of loss of principal and interest
Grade Fixed-        than higher-rated securities. These securities are also
Income Securities   generally considered to be subject to greater market risk
                    than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

                    The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

Future              A Fund may, following written notice to its shareholders,
Developments        take advantage of other investment practices that are not
                    currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund.
                    Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Changes in          A Fund's Board of Directors or Trustees may change a Fund's
Investment          investment objective without shareholder approval. The Fund
Objectives and      will provide shareholders with 60 days' prior written notice
Policies            of any material change to the Fund's investment objective.
                    Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

General The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Portfolio           The portfolio turnover rate for each Fund is included in the
Turnover            Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary           For temporary defensive purposes in an attempt to respond to
Defensive           adverse market, economic, political or other conditions,
Position            each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

Portfolio           Alliance publishes a complete schedule of the portfolio
Holdings            holdings for the AllianceBernstein Value Funds monthly
                    on www.AllianceBernstein.com (click on the Pricing &
                    Performance quick link to select the Fund). Alliance posts the schedule on the website as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. In addition, Alliance may post information about the number of securities a Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the fund's investments by country, sector and industry, as applicable.
                    Each Fund's SAI includes a description of the policies and procedures that apply to disclosure of the Fund's portfolio holdings.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESMENT ADVISER

Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 2005 totaling approximately $[_____] billion (of which approximately $[_____] billion represented assets of investment companies). As of December 31, 2005, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including [_____] of the nation's FORTUNE 100 companies), for public employee retirement funds in [_____] states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The [_____] registered investment companies managed by Alliance, comprising [_____] separate investment portfolios, currently have approximately [_____] million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, each of the Funds paid Alliance during its most recent fiscal year, a percentage of average daily net assets as follows:

                                    Fee as a percentage of
Fund                              average daily net assets*   Fiscal Year Ended
----                              ------------------------    -----------------

AllianceBernstein Value Fund               [_____]%               11/30/05

AllianceBernstein Small/Mid
Cap Value Fund                             [_____]%               11/30/05

AllianceBernstein Growth and
Income Fund                                [_____]%               10/31/05

AllianceBernstein Focused
Growth & Income Fund                       [_____]%               11/30/05

AllianceBernstein Balanced
Shares                                     [_____]%               11/30/05

AllianceBernstein Utility
Income Fund                                [_____]%               11/30/05

AllianceBernstein Real Estate
Investment Fund                            [_____]%               11/30/05

AllianceBernstein International
Value Fund                                 [_____]%               11/30/05

AllianceBernstein Global
Value Fund                                 [_____]%               11/30/05

----------
* Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Funds" at the beginning of the Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board of Directors'/Trustees' approval of each Fund's investment advisory agreement is available in the Fund's annual report to shareholders for the fiscal year ended shown in the table above.

In connection with investments in real estate securities, Alliance has, at its expense, retained as a consultant CBRE. CBRE is a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property and facilities management, real estate finance, and investment advisory services.

PORTFOLIO MANAGERS

The management of and investment decisions for the AllianceBernstein Growth and Income Fund and AllianceBernstein Focused Growth & Income Fund are made by the Adviser's Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. While the members of the team work jointly to determine the investment strategy, including security selection, for the Funds, Mr. Frank Caruso, CIO of the Adviser's Relative Value Investment Team, is primarily responsible for the day-to-day management of AllianceBernstein Growth and Income Fund (since 2004) and AllianceBernstein Focused Growth & Income Fund (since inception). Mr. Caruso is a Senior Vice President of the Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, with which he has been associated in a substantially similar capacity to his current position since prior to 2000.

The day-to-day management of and investment decisions for AllianceBernstein Utility Income Fund are made by Ms. Annie Tsao, Senior Vice President and Research Analyst. Ms. Tsao has been responsible for the Fund's investments since 2003, and has been associated with ACMC in a substantially similar capacity to her current position since prior to 2000. Ms. Tsao is a member of the Adviser's Utility Research Team. In addition, Ms. Tsao relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The management of and investment decisions for AllianceBernstein Balanced Shares are made by the Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the Global Credit Research Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff while the Global Credit Research Team relies on its own internal research staff. While the members of the Balanced Shares Investment Team work jointly to determine the investment strategy, as of March 1, 2005, Mr. Stephen Pelensky of the Relative Value Investment Team is responsible for the day-to-day management of the equity component of the Fund's portfolio and Mr. John Kelley of the Global Credit Research Team is responsible for day-to-day management of the debt component of the Fund's portfolio (since 2002). Mr. Pelensky is a Senior Vice President of ACMC with which he has been associated in a substantially similar capacity to his current position since prior to 2000. Mr. Kelley is a Senior Vice President of ACMC with which he has been associated since prior to 2000.

The management of and investment decisions for each of the other Funds' portfolios are made by certain Investment Policy Groups. Each Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for each Fund's portfolio.

The following table lists the Investment Policy Groups, the persons within each Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

Fund and                                                       Principal Occupation
Responsible Group        Employee; Year; Title            During the Past Five (5) Years
---------------------------------------------------------------------------------------------
AllianceBernstein   Marilyn G. Fedak; since inception--   Executive Vice President of ACMC
Value Fund          Executive Vice President of ACMC      since October 2000. She is Head of
                    and Head of Sanford C. Bernstein &    SCB's Value Equities Business and
U.S. Value          Co., Inc. ("SCB") Value Equities      Co-Chief Investment Officer of U.S.
Investment          Business and Co-Chief Investment      Value Equities. Prior thereto she
Policy Group        Officer-U.S. Value Equities           was Chief Investment Officer and
                                                          Chairman of the U.S. Equity
                                                          Investment Policy Group at SCB
                                                          since prior to 2000.

                    John Mahedy; since 2005--Senior       Senior Vice President of ACMC since
                    Vice President of ACMC and Co-Chief   October 2000, Co-Chief Investment
                    Investment Officer of US Value        Officer of US Value Equities since
                    Equities                              2003 and Director of Research-US
                                                          Value Equities since 2001. Prior
                                                          thereto Senior Research Analyst for
                                                          SCB since prior to 2000.

                    Christopher Marx; since 2005--        Senior Vice President of ACMC with
                    Senior Vice President of ACMC         which he has been associated since
                                                          prior to 2000.

                    John D. Philips; since 2005--Senior   Senior Vice President of ACMC with
                    Vice President of ACMC                which he has been associated since
                                                          prior to 2000.

AllianceBernstein   Joseph G. Paul; since 2002--Senior    Senior Vice President of ACMC and
Small/Mid Cap       Vice President ACMC and Chief         Chief Investment Officer--Small and
Value Fund          Investment of Officer of Small and    Mid-Capitalization Value Equities
                    Mid- Capitalization Value Equities    since 2002 and Co-Chief Investment
                    and Co-Chief Investment Officer of    Officer of Real Estate Equity
                    Real Estate Equity Securities since   Securities since 2004. He is also
                    2004.                                 Chief Investment Officer of
Small/Mid Cap                                             Advanced Value at ACMC since
Value Investment                                          October 2000 and held the same
Policy Group                                              position at SCB since prior to
                                                          2000.

                    James W. MacGregor; since 2005--      Senior Vice President of ACMC since
                    Senior Vice President of ACMC and     October 2000. Prior thereto he was
                    Director of Research--Small and Mid   a Senior Research Analyst at SCB
                    Cap Value Equities                    since prior to 2000. He is also
                                                          currently Director of
                                                          Research-Small and Mid Cap Value
                                                          Equities.

                    David Pasquale; since 2005--Vice      Vice President of ACMC since
                    President of ACMC                     October 2000. Prior thereto he was
                                                          a research associate at SCB since
                                                          prior to 2000.

                    Andrew J. Weiner; since 2005--        Senior Vice President of ACMC since
                    Senior Vice President of ACMC         October 2000. Prior thereto he was
                                                          a research associate at SCB since
                                                          prior to 2000.

AllianceBernstein   Sharon E. Fay; since 2005--           Executive Vice President and Chief
International       Executive Vice President of ACMC      Investment Officer of UK, European
Value Fund          and Chief Investment Officer of       and Global Value Equities since
                    Global Value Equities                 June 2003. She has continued to
                                                          serve as Chief Investment Officer
                                                          of UK and European Value Equities
                                                          at ACMC since 2000, and Chairs the
International                                             Global, European and U.K. Value
Value Investment                                          Investment Policy Groups since
Policy Group                                              prior to 2000.

                    Kevin F. Simms; since inception--     Senior Vice President and Co-Chief
                    Senior Vice President of ACMC,        Investment Officer of International
                    Co-Chief Investment Officer of        Value Equities at ACMC since 2003.
                    International Value Equities and      He is also Director of Research for
                    Director of Research for              International Value and Global
                    International Value and Global        Value Equities at ACMC since
                    Value Equities                        October 2000. Prior thereto, he was
                                                          Director of Research for Emerging
                                                          Markets Value Equities at SCB since
                                                          prior to 2000.

                    Henry S. D'Auria; since 2003--        Senior Vice President of ACMC since
                    Senior Vice President of ACMC,        October 2000, Chief Investment
                    Chief Investment Officer of           Officer of Emerging Markets Value
                    Emerging Markets Value Equities and   Equities and since 2002 Co-Chief
                    Co-Chief Investment Officer of        Investment Officer of International
                    International Value Equities          Value Equities of ACMC since June
                                                          2003. He is also Chief Investment
                                                          Officer of Emerging Markets Value
                                                          Equities at ACMC since 2002. Prior
                                                          thereto, he was Director of
                                                          Research of Small Cap Value and
                                                          Emerging Markets Value Equities at
                                                          SCB since prior to 2000.

                    Giulio A. Martini; since 2005--       Senior Vice President of ACMC with
                    Senior Vice President of ACMC         which he has been associated since
                                                          prior to 2000.

AllianceBernstein   Sharon Fay; since 2003--(see above)   (see above)
Global Value Fund

Global Value        Kevin F. Simms; since inception--
Investment Policy   (see above)                           (see above)
Group

                    Henry S. D'Auria; since 2005--        (see above)
                    (see above)

                    Giulio A. Martini; since 2005--       (see above)
                    (see above)

AllianceBernstein   Joseph G. Paul; since 2004--          (see above)
Real Estate         (see above)
Investment Fund

REIT Investment     Teresa Marziano; since 2004--Senior   Senior Vice President of ACMC since
Policy Group        Vice President of ACMC and co-Chief   October 2000 and co-Chief
                    Investment Officer of Real Estate     Investment Officer of Real Estate
                    Investments                           Investments since July 2004. Prior
                                                          thereto, she was a Senior Analyst
                                                          of investment research at SCB since
                                                          prior to 2000.

Additional Information about the Portfolio Managers may be found in each Fund's SAI.

Legal Proceedings

As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that Alliance's registered investment company clients, including the Funds, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, Alliance began waiving a portion of the advisory fee it receives for managing the Funds. On September 7, 2004, each Fund's advisory agreement was amended to reflect the reduced advisory fee.

A special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of Alliance's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations. In addition, the Independent Directors of the Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of Alliance ("Alliance defendants"); and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed in various federal and state courts against Alliance and certain other defendants, and others may be filed. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and all removed state court actions, to the United States District Court for the District of Maryland.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Commission Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, Alliance received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require Alliance to produce documents concerning, among other things, any market timing or late trading in Alliance's sponsored mutual funds. Alliance responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against Alliance, Alliance Holding, and various other defendants not affiliated with Alliance. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. That motion is pending.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to Alliance and Alliance Holding. The Summary Order claims that Alliance and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. The time for Alliance and Alliance Holding to respond to the Summary Order has been extended. Alliance intends to vigorously defend against the allegations in the WVAG Complaint and the Summary Order.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against Alliance, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Compliant was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violations of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed.

It is possible that these matters and or other developments resulting from these matters could result in increased redemptions of the Funds' shares or other adverse consequences to the Funds. However, Alliance believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.

TRANSFER AGENCY SERVICES

AGIS acts as the transfer agent for the Funds. AGIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Funds often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries. The Funds, ABIRM and/or Alliance pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.20% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than on how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" -- as further defined in the Funds' SAI -- will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to AllianceBernstein Real Estate Investment Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within non-U.S. countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund, such as AllianceBernstein International Value Fund or AllianceBernstein Global Value Fund, is liable for foreign income taxes withheld at the source, each such Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

For tax purposes, an exchange is treated as a sale of Fund shares. The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

Non-U.S. Shareholders

If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAI for information on how you may be affected by the American Jobs Creation Act of 2004, including new rules for Fund distributions of gain attributable to "U.S. real property interests."

CONVERSION FEATURE
--------------------------------------------------------------------------------

As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities are (i) common stocks, partnership interests, business trust shares, and other equity ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares, and interests.

Fixed-income securities are investments, such as bonds or other debt securities or preferred stocks that pay a fixed rate of return.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Russell 1000(R) Value Index measures the performance of those Russell 1000 companies (the largest 1,000 U.S. companies by capitalization) with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, the Russell 1000(R) Growth Index and the Russell 1000(R) Value Index.

Russell 2500(TM) Value Index measures the performance of those Russell 2500 companies (based on capitalization, the smallest 2,500 U.S. companies from among the largest 3,000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Russell 2500(TM) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, the Russell Growth 2500(TM) Index and the Russell 2500(TM) Value Index.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for AllianceBernstein Growth and Income Fund, AllianceBernstein Balanced Shares and AllianceBernstein Utility Income Fund, and by Ernst & Young LLP, the independent registered public accounting firm for AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.


                                       Income from Investment Operations             Less Dividends and Distributions
                                   ------------------------------------------   -------------------------------------------
                                                       Net Gains
                                                       or Losses                            Distri-
                                                       on Invest-                           butions
                                                       ments                                in Excess              Distri-
                       Net Asset                       (both                    Dividends   of Net       Tax       butions
                        Value,                         realized    Total from   from Net    Invest-     Return       from
Fiscal Year            Beginning   Net Investment      and un-     Investment   Investment  ment          of        Capital
or Period              of Period   Income (Loss)(a)    realized)   Operations     Income    Income     Capital      Gains
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Value Fund
Class A
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.96        .14(c)(h)           1.63        1.77         (.10)       0.00       0.00        0.00
Year ended 11/30/03        9.44        .11                 1.48        1.59         (.07)       0.00       0.00        0.00
Year ended 11/30/02       10.26        .10                 (.87)       (.77)        (.05)       0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        .06(c)               .20         .26         0.00        0.00       0.00        0.00
Class B
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.86        .05(c)(h)           1.62        1.67         (.03)       0.00       0.00        0.00
Year ended 11/30/03        9.37        .04                 1.46        1.50         (.01)       0.00       0.00        0.00
Year ended 11/30/02       10.22        .03                 (.87)       (.84)        (.01)       0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        .01(c)               .21         .22         0.00        0.00       0.00        0.00
Class C
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.86        .05(c)(h)           1.63        1.68         (.03)       0.00       0.00        0.00
Year ended 11/30/03        9.37        .04                 1.46        1.50         (.01)       0.00       0.00        0.00
Year ended 11/30/02       10.21        .03                 (.86)       (.83)        (.01)       0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        .00(c)               .21         .21         0.00        0.00       0.00        0.00
Advisor Class
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       11.01        .17(c)(h)           1.65        1.82         (.13)       0.00       0.00        0.00
Year ended 11/30/03        9.48        .14                 1.48        1.62         (.09)       0.00       0.00        0.00
Year ended 11/30/02       10.29        .15                 (.90)       (.75)        (.06)       0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        .08(c)               .21         .29         0.00        0.00       0.00        0.00
AllianceBernstein
Small/Mid Cap
Value Fund
Class A
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.62        .01(c)(h)           3.00        3.01         0.00        0.00       0.00        (.40)
Year ended 11/30/03       11.19        .02(c)              3.48        3.50         (.07)       0.00       0.00        0.00
Year ended 11/30/02       11.37        .10(c)              (.11)       (.01)        (.08)       0.00       0.00        (.09)
3/29/01+ to 11/30/01      10.00        .09(c)              1.28        1.37         0.00        0.00       0.00        0.00
Class B
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.51       (.10)(c)(h)          2.96        2.86         0.00        0.00       0.00        (.40)
Year ended 11/30/03       11.12       (.06)(c)             3.45        3.39         0.00        0.00       0.00        0.00
Year ended 11/30/02       11.33        .01(c)              (.10)       (.09)        (.03)       0.00       0.00        (.09)
3/29/01+ to 11/30/01      10.00        .04(c)              1.29        1.33         0.00        0.00       0.00        0.00
Class C
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.50       (.10)(c)(h)          2.97        2.87         0.00        0.00       0.00        (.40)
Year ended 11/30/03       11.11       (.06)(c)             3.45        3.39         0.00        0.00       0.00        0.00
Year ended 11/30/02       11.31        .01(c)              (.09)       (.08)        (.03)       0.00       0.00        (.09)
3/29/01+ to 11/30/01      10.00        .04(c)              1.27        1.31         0.00        0.00       0.00        0.00
Advisor Class
Year ended 11/30/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.66        .05(c)(h)           3.02        3.07         0.00        0.00       0.00        (.40)
Year ended 11/30/03       11.23        .06(c)              3.47        3.53         (.10)       0.00       0.00        0.00
Year ended 11/30/02       11.40        .13(c)              (.10)        .03         (.11)       0.00       0.00        (.09)
3/29/01+ to 11/30/01      10.00        .12(c)              1.28        1.40         0.00        0.00       0.00        0.00
AllianceBernstein
Growth and Income
Fund
Class A
Year ended 10/31/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 10/31/04        3.15        .03(c)(h)            .34         .37         (.03)       0.00       0.00        (.01)
Year ended 10/31/03        2.60        .03                  .56         .59         (.02)       0.00       (.02)       0.00
Year ended 10/31/02        3.42        .03                 (.71)       (.68)        (.02)       0.00       (.02)       (.10)
Year ended 10/31/01        4.07        .02                 (.39)       (.37)        (.04)       0.00       0.00        (.24)
Class B
Year ended 10/31/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 10/31/04        3.11       0.00(c)(g)(h)         .33         .33         (.01)       0.00       0.00        (.01)
Year ended 10/31/03        2.56        .01                  .56         .57         (.01)       0.00       (.01)       0.00
Year ended 10/31/02        3.37        .00                 (.69)       (.69)        (.01)       0.00       (.01)       (.10)
Year ended 10/31/01        4.02        .00                 (.39)       (.39)        (.02)       0.00       0.00        (.24)
Class C
Year ended 10/31/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 10/31/04        3.11       0.00(c)(g)(h)         .34         .34         (.01)       0.00       0.00        (.01)
Year ended 10/31/03        2.57        .01                  .55         .56         (.01)       0.00       (.01)       0.00
Year ended 10/31/02        3.37        .00                 (.68)       (.68)        (.01)       0.00       (.01)       (.10)
Year ended 10/31/01        4.02        .00                 (.39)       (.39)        (.02)       0.00       0.00        (.24)
Advisor Class
Year ended 10/31/05    $[_____]   $[_____]             $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 10/31/04        3.16       0.04(c)(h)            .34         .38         (.04)       0.00       0.00        (.01)
Year ended 10/31/03        2.61        .04                  .56         .60         (.03)       0.00       (.02)       0.00
Year ended 10/31/02        3.43        .04                 (.71)       (.67)        (.02)       0.00       (.03)       (.10)
Year ended 10/31/01        4.08        .03                 (.39)       (.36)        (.05)       0.00       0.00        (.24)


Please refer to the footnotes on pages [___] and [___].

                               Less
                            Distributions                                                       Ratios/Supplemental Data
                       -------------------------                                ---------------------------------------------------
                                                                                 Net
                      Distribu-   Total           Net                            Assets
                      tions       Dividends       Asset                          End of      Ratio of    Ratio of Net
                      in Excess   and             Value,           Total         Period      Expenses    Income (Loss)  Portfolio
                      of Capital  Distribu-       End of           Return        (000's     to Average   to Average     Turnover
                       Gains      tions           Period            (b)          omitted)   Net Assets   Net Assets     Rate
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Value Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.10)          12.63          16.26         187,004       1.18(e)      1.17(c)(h)        27
Year ended 11/30/03        0.00        (.07)          10.96          16.93         136,924       1.45         1.12              27
Year ended 11/30/02        0.00        (.05)           9.44          (7.56)         95,295       1.45          .99              11
3/29/01+ to 11/30/01       0.00        0.00           10.26           2.60          59,437       1.71*(e)      .79*(c)          14
Class B
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.03)          12.50          15.41         182,244       1.90(e)       .43(c)(h)        27
Year ended 11/30/03        0.00        (.01)          10.86          16.03         174,262       2.18          .39              27
Year ended 11/30/02        0.00        (.01)           9.37          (8.22)        146,704       2.18          .27              11
3/29/01+ to 11/30/01       0.00        0.00           10.22           2.20          88,579       2.42*(e)      .08*(c)          14
Class C
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.03)          12.51          15.50          98,512       1.88(e)       .45(c)(h)        27
Year ended 11/30/03        0.00        (.01)          10.86          16.03          81,928       2.16          .42              27
Year ended 11/30/02        0.00        (.01)           9.37          (8.13)         61,459       2.16          .28              11
3/29/01+ to 11/30/01       0.00        0.00           10.21           2.10          38,661       2.43*(e)      .06*(c)          14
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.13)          12.70          16.68         556,117        .88(e)      1.47(c)(h)        27
Year ended 11/30/03        0.00        (.09)          11.01          17.28         370,847       1.15         1.42              27
Year ended 11/30/02        0.00        (.06)           9.48          (7.30)        232,335       1.23         1.55              11
3/29/01+ to 11/30/01       0.00        0.00           10.29           2.90          11,447       1.40*(e)     1.14*(c)          14
AllianceBernstein
Small/Mid Cap
Value Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.40)          17.23          21.07         308,303       1.17(e)       .06(c)(h)        31
Year ended 11/30/03        0.00        (.07)          14.62          31.50         182,631       1.40(e)       .16(c)           23
Year ended 11/30/02        0.00        (.17)          11.19           (.12)        113,070       1.40(e)       .80(c)           30
3/29/01+ to 11/30/01       0.00        0.00           11.37          13.70          34,883       1.53*(e)     1.29*(c)          15
Class B
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.40)          16.97          20.17         257,615       1.87(e)      (.63)(c)(h)       31
Year ended 11/30/03        0.00        0.00           14.51          30.49         219,128       2.10(e)      (.52)(c)          23
Year ended 11/30/02        0.00        (.12)          11.12           (.87)        168,713       2.10(e)       .11(c)           30
3/29/01+ to 11/30/01       0.00        0.00           11.33          13.30          56,538       2.23*(e)      .60*(c)          15
Class C
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.40)          16.97          20.26         161,634       1.87(e)      (.64)(c)(h)       31
Year ended 11/30/03        0.00        0.00           14.50          30.51         109,922       2.10(e)      (.53)(c)          23
Year ended 11/30/02        0.00        (.12)          11.11           (.78)         70,467       2.10(e)       .11(c)           30
3/29/01+ to 11/30/01       0.00        0.00           11.31          13.10          25,437       2.31*(e)      .50*(c)          15
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 11/30/04        0.00        (.40)          17.33          21.43         419,381        .87(e)       .36(c)(h)        31
Year ended 11/30/03        0.00        (.10)          14.66          31.75         275,757       1.10(e)       .46(c)           23
Year ended 11/30/02        0.00        (.20)          11.23           (.18)        151,308       1.10(e)      1.10(c)           30
3/29/01+ to 11/30/01       0.00        0.00           11.40          14.00          47,164       1.12*(e)     1.68*(c)          15
AllianceBernstein
Growth and Income
Fund
Class A
Year ended 10/31/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 10/31/04        0.00        (.04)           3.48          11.77       2,893,373       1.02(e)       .85(c)(h)        48
Year ended 10/31/03        0.00        (.04)           3.15          22.89       3,003,001       1.22          .94              43
Year ended 10/31/02        0.00        (.14)           2.60         (20.89)      2,553,700       1.14          .83              75
Year ended 10/31/01        0.00        (.28)           3.42          (9.49)      2,914,367       1.09          .64              67
Class B
Year ended 10/31/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 10/31/04        0.00        (.02)           3.42          10.49       2,218,606       1.77(e)       .10(c)(h)        48
Year ended 10/31/03        0.00        (.02)           3.11          22.19       2,555,235       1.97          .19              43
Year ended 10/31/02        0.00        (.12)           2.56         (21.52)      2,484,499       1.88         . 07              75
Year ended 10/31/01        0.00        (.26)           3.37         (10.22)      3,360,119       1.84         (.11)             67
Class C
Year ended 10/31/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 10/31/04        0.00        (.02)           3.43          10.82         835,755       1.75(e)       .12(c)(h)        48
Year ended 10/31/03        0.00        (.02)           3.11          21.71         975,038       1.95          .21              43
Year ended 10/31/02        0.00        (.12)           2.57         (21.21)        960,176       1.86          .09              75
Year ended 10/31/01        0.00        (.26)           3.37         (10.23)      1,233,033       1.83         (.10)             67
Advisor Class
Year ended 10/31/05    $[_____]    $[_____]        $[_____]       [_____]%        $[_____]   [_____]%     [_____]%        [_____]%
Year ended 10/31/04        0.00        (.05)           3.49          12.00       1,067,879        .73(e)      1.13(c)(h)        48
Year ended 10/31/03        0.00        (.05)           3.16          23.15         994,254        .94         1.22              43
Year ended 10/31/02        0.00        (.15)           2.61         (20.62)        681,620        .86         1.10              75
Year ended 10/31/01        0.00        (.29)           3.43          (9.27)        700,348        .84          .87              67

Please refer to the footnotes on pages [___] and [___].

                                       Income from Investment Operations             Less Dividends and Distributions
                                   ------------------------------------------   -------------------------------------------
                                                       Net Gains
                                                       or Losses                            Distri-
                                                       on Invest-                           butions
                                                       ments                                in Excess              Distri-
                       Net Asset                       (both                    Dividends   of Net       Tax       butions
                        Value,                         realized    Total from   from Net    Invest-     Return       from
Fiscal Year            Beginning   Net Investment      and un-     Investment   Investment  ment          of        Capital
or Period              of Period   Income (Loss)(a)    realized)   Operations     Income    Income     Capital      Gains
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Focused Growth &
Income Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       13.27         .10(c)(h)          1.32        1.42         0.00        0.00       0.00        0.00
Year ended 11/30/03       10.85        (.01)               2.43        2.42         0.00        0.00       0.00        0.00
Year ended 11/30/02       13.09        (.01)              (2.23)      (2.24)        0.00        0.00       0.00        0.00
Year ended 11/30/01       11.42        (.07)(c)            1.82        1.75         0.00        0.00       0.00        0.00
Class B
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.92        0.00(c)(h)(g)       1.28        1.28         0.00        0.00       0.00        0.00
Year ended 11/30/03       10.64        (.10)               2.38        2.28         0.00        0.00       0.00        0.00
Year ended 11/30/02       12.93        (.10)              (2.19)      (2.29)        0.00        0.00       0.00        0.00
Year ended 11/30/01       11.36        (.16)(c)            1.81        1.65         0.00        0.00       0.00        0.00
Class C
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.91        0.00(c)(h)(g)       1.28        1.28         0.00        0.00       0.00        0.00
Year ended 11/30/03       10.63        (.10)               2.38        2.28         0.00        0.00       0.00        0.00
Year ended 11/30/02       12.92        (.10)              (2.19)      (2.29)        0.00        0.00       0.00        0.00
Year ended 11/30/01       11.34        (.16)(c)            1.82        1.66         0.00        0.00       0.00        0.00
AllianceBernstein
Balanced Shares
Class A
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       15.13         .31(c)(h)          1.61        1.92         (.24)       0.00       0.00        0.00
8/01/03 to 11/30/03++     14.54         .09                 .58         .67         (.08)       0.00       0.00        0.00
Year ended 7/31/03        13.26         .28                1.32        1.60         (.29)       0.00       (.03)       0.00
Year ended 7/31/02(f)     15.96         .35               (2.35)      (2.00)        (.34)       0.00       0.00        (.36)
Year ended 7/31/01        15.53         .39                1.16        1.55         (.38)       0.00       0.00        (.74)
Class B
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.41         .19(c)(h)          1.53        1.72         (.13)       0.00       0.00        0.00
8/01/03 to 11/30/03++     13.87         .05                 .55         .60         (.06)       0.00       0.00        0.00
Year ended 7/31/03        12.68         .17                1.26        1.43         (.22)       0.00       (.02)       0.00
Year ended 7/31/02(f)     15.31         .23               (2.25)      (2.02)        (.25)       0.00       0.00        (.36)
Year ended 7/31/01        14.96         .26                1.12        1.38         (.29)       0.00       0.00        (.74)
Class C
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.47         .19(c)(h)          1.53        1.72         (.13)       0.00       0.00        0.00
8/01/03 to 11/30/03++     13.92         .05                 .56         .61         (.06)       0.00       0.00        0.00
Year ended 7/31/03        12.72         .17                1.27        1.44         (.22)       0.00       (.02)       0.00
Year ended 7/31/02(f)     15.36         .23               (2.26)      (2.03)        (.25)       0.00       0.00        (.36)
Year ended 7/31/01        15.01         .26                1.12        1.38         (.29)       0.00       0.00        (.74)
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       15.16         .35(c)(h)          1.61        1.96         (.28)       0.00       0.00        0.00
8/01/03 to 11/30/03++     14.56         .10                 .59         .69         (.09)       0.00       0.00        0.00
Year ended 7/31/03        13.28         .32                1.32        1.64         (.32)       0.00       (.04)       0.00
Year ended 7/31/02(f)     15.98         .37               (2.34)      (1.97)        (.37)       0.00       0.00        (.36)
Year ended 7/31/01        15.54         .44                1.16        1.60         (.42)       0.00       0.00        (.74)
AllianceBernstein
Utility Income
Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.39         .35(c)(h)          3.11        3.46         (.31)       0.00       0.00        0.00
Year ended 11/30/03       11.01         .32(c)             1.30        1.62         (.24)       0.00       0.00        0.00
Year ended 11/30/02       14.17         .27(c)            (3.17)      (2.90)        (.26)       0.00       0.00        0.00
Year ended 11/30/01       17.90         .23               (2.88)      (2.65)        (.97)       0.00       (.11)       0.00
Class B
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.24         .25(c)(h)          3.08        3.33         (.21)       0.00       0.00        0.00
Year ended 11/30/03       10.87         .24(c)             1.27        1.51         (.14)       0.00       0.00        0.00
Year ended 11/30/02       13.98         .18(c)            (3.12)      (2.94)        (.17)       0.00       0.00        0.00
Year ended 11/30/01       17.72         .11               (2.84)      (2.73)        (.90)       0.00       (.11)       0.00
Class C
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.27         .25(c)(h)          3.09        3.34         (.21)       0.00       0.00        0.00
Year ended 11/30/03       10.89         .24(c)             1.28        1.52         (.14)       0.00       0.00        0.00
Year ended 11/30/02       14.00         .18(c)            (3.12)      (2.94)        (.17)       0.00       0.00        0.00
Year ended 11/30/01       17.74         .11               (2.84)      (2.73)        (.90)       0.00       (.11)       0.00
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.44         .39(c)(h)          3.13        3.52         (.35)       0.00       0.00        0.00
Year ended 11/30/03       11.07         .37(c)             1.28        1.65         (.28)       0.00       0.00        0.00
Year ended 11/30/02       14.23         .33(c)            (3.19)      (2.86)        (.30)       0.00       0.00        0.00
Year ended 11/30/01       17.97         .27               (2.89)      (2.62)       (1.00)       0.00       (.12)       0.00

Please refer to the footnotes on pages [___] and [___].

                              Less
                           Distributions                                                   Ratios/Supplemental Data
                         -------------------------                            -----------------------------------------------------
                                                                              Net
                       Distribu-      Total         Net                       Assets
                       tions          Dividends     Asset                     End of        Ratio of     Ratio of Net
                       in Excess      and           Value,      Total         Period        Expenses     Income (Loss)    Portfolio
                       of Capital     Distribu-     End of      Return        (000's       to Average     to Average      Turnover
                       Gains          tions         Period       (b)          omitted)     Net Assets     Net Assets        Rate
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Focused Growth &
Income Fund
Class A
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           0.00         14.69       10.70         224,377        1.19(e)        .73(c)(h)     132
Year ended 11/30/03        0.00           0.00         13.27       22.30         163,169        1.51          (.12)          159
Year ended 11/30/02        0.00           0.00         10.85       (17.11)        75,413        1.59          (.10)          218
Year ended 11/30/01        (.08)          (.08)        13.09       15.40          76,617        1.85(e)       (.55)(c)       299
Class B
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           0.00         14.20        9.91         202,459        1.92(e)       (.03)(c)(h)    132
Year ended 11/30/03        0.00           0.00         12.92       21.43         183,098        2.25          (.87)          159
Year ended 11/30/02        0.00           0.00         10.64       (17.71)       110,968        2.32          (.84)          218
Year ended 11/30/01        (.08)          (.08)        12.93       14.60          98,204        2.55(e)      (1.28)(c)       299
Class C
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           0.00         14.19        9.91          82,312        1.90(e)       (.01)(c)(h)    132
Year ended 11/30/03        0.00           0.00         12.91       21.45          71,348        2.22          (.84)          159
Year ended 11/30/02        0.00           0.00         10.63       (17.72)        37,810        2.30          (.82)          218
Year ended 11/30/01        (.08)          (.08)        12.92       14.71          35,790        2.56(e)      (1.28)(c)       299
AllianceBernstein
Balanced Shares
Class A
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.24)        16.81       12.78         788,685         .97(e)       1.93(c)(h)      58
8/01/03 to 11/30/03++      0.00           (.08)        15.13        4.62         587,685        1.07*         1.84*           29
Year ended 7/31/03         0.00           (.32)        14.54       12.29         525,637        1.12          2.04            62
Year ended 7/31/02(f)      0.00           (.70)        13.26       (12.91)       384,212        1.10          2.36            79
Year ended 7/31/01         0.00          (1.12)        15.96       10.42         282,874        1.17          2.46            63
Class B
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.13)        16.00       11.97         590,890        1.70(e)       1.22(c)(h)      58
8/01/03 to 11/30/03++      0.00           (.06)        14.41        4.33         534,752        1.81*         1.14*           29
Year ended 7/31/03         0.00           (.24)        13.87       11.44         488,365        1.86          1.30            62
Year ended 7/31/02(f)      0.00           (.61)        12.68       (13.53)       385,868        1.84          1.61            79
Year ended 7/31/01         0.00          (1.03)        15.31        9.63         277,138        1.93          1.70            63
Class C
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.13)        16.06       11.92         174,040        1.69(e)       1.23(c)(h)      58
8/01/03 to 11/30/03++      0.00           (.06)        14.47        4.39         162,243        1.80*         1.15*           29
Year ended 7/31/03         0.00           (.24)        13.92       11.49         150,188        1.85          1.32            62
Year ended 7/31/02(f)      0.00           (.61)        12.72       (13.55)       131,761        1.84          1.61            79
Year ended 7/31/01         0.00          (1.03)        15.36        9.59         109,592        1.93          1.71            63
Advisor Class
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.28)        16.84       13.07         112,040         .67(e)       2.19(c)(h)      58
8/01/03 to 11/30/03++      0.00           (.09)        15.16        4.75         107,440         .78*         2.11*           29
Year ended 7/31/03         0.00           (.36)        14.56       12.57         105,567         .83          2.36            62
Year ended 7/31/02(f)      0.00           (.73)        13.28       (12.67)       101,017         .85          2.79            79
Year ended 7/31/01         0.00          (1.16)        15.98       10.75           5,446         .91          2.75            63
AllianceBernstein
Utility Income
Fund
Class A
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.31)        15.54       28.37          62,166        1.39(e)       2.59(c)(h)      45
Year ended 11/30/03        0.00           (.24)        12.39       14.89          52,188        1.50(e)       2.79(c)         74
Year ended 11/30/02        0.00           (.26)        11.01       (20.65)        48,908        1.50(e)       2.18(c)         99
Year ended 11/30/01        0.00          (1.08)        14.17       (15.75)        73,487        1.46          1.38            21
Class B
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.21)        15.36       27.50         112,838        2.13(e)       1.84(c)(h)      45
Year ended 11/30/03        0.00           (.14)        12.24       13.99         109,717        2.20(e)       2.08(c)         74
Year ended 11/30/02        0.00           (.17)        10.87       (21.18)       112,372        2.20(e)       1.49(c)         99
Year ended 11/30/01        0.00          (1.01)        13.98       (16.38)       181,338        2.17           .67            21
Class C
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.21)        15.40       27.52          37,137        2.10(e)       1.88(c)(h)      45
Year ended 11/30/03        0.00           (.14)        12.27       14.06          32,680        2.20(e)       2.09(c)         74
Year ended 11/30/02        0.00           (.17)        10.89       (21.15)        32,013        2.20(e)       1.50(c)         99
Year ended 11/30/01        0.00          (1.01)        14.00       (16.36)        49,259        2.17           .68            21
Advisor Class
Year ended 11/30/05    $[_____]       $[_____]      $[_____]    [_____]%      $[_____]      [_____]%      [_____]%        [_____]%
Year ended 11/30/04        0.00           (.35)        15.61       28.79           2,191        1.10(e)       2.88(c)(h)      45
Year ended 11/30/03        0.00           (.28)        12.44       15.12           2,312        1.20(e)       3.21(c)         74
Year ended 11/30/02        0.00           (.30)        11.07       (20.32)         2,563        1.20(e)       2.49(c)         99
Year ended 11/30/01        0.00          (1.12)        14.23       (15.58)         3,890        1.16          1.65            21

Please refer to the footnotes on pages [___] and [___].

                                       Income from Investment Operations             Less Dividends and Distributions
                                   ------------------------------------------   -------------------------------------------
                                                       Net Gains
                                                       or Losses                            Distri-
                                                       on Invest-                           butions
                                                       ments                                in Excess              Distri-
                       Net Asset                       (both                    Dividends   of Net       Tax       butions
                        Value,                         realized    Total from   from Net    Invest-     Return       from
Fiscal Year            Beginning   Net Investment      and un-     Investment   Investment  ment          of        Capital
or Period              of Period   Income (Loss)(a)    realized)   Operations     Income    Income     Capital      Gains
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Real Estate
Investment
Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.90         .27(c)(h)          4.50        4.77         (.52)       0.00       0.00        0.00
Year ended 11/30/03       11.52         .37                3.53        3.90         (.52)       0.00       0.00        0.00
Year ended 11/30/02       11.47         .34                 .23         .57         (.32)       0.00       (.20)       0.00
Year ended 11/30/01       10.70         .32                 .97        1.29         (.32)       0.00       (.20)       0.00
Class B
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.84         .20(c)(h)          4.42        4.62         (.45)       0.00       0.00        0.00
Year ended 11/30/03       11.48         .30                3.51        3.81         (.45)       0.00       0.00        0.00
Year ended 11/30/02       11.44         .28                 .21         .49         (.28)       0.00       (.17)       0.00
Year ended 11/30/01       10.68         .28                 .93        1.21         (.28)       0.00       (.17)       0.00
Class C
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.86         .18(c)(h)          4.44        4.62         (.45)       0.00       0.00        0.00
Year ended 11/30/03       11.49         .29                3.53        3.82         (.45)       0.00       0.00        0.00
Year ended 11/30/02       11.46         .28                 .20         .48         (.28)       0.00       (.17)       0.00
Year ended 11/30/01       10.69         .28                 .94        1.22         (.28)       0.00       (.17)       0.00
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       14.83         .32(c)(h)          4.47        4.79         (.58)       0.00       0.00        0.00
Year ended 11/30/03       11.48         .40                3.53        3.93         (.58)       0.00       0.00        0.00
Year ended 11/30/02       11.46         .21                 .39         .60         (.36)       0.00       (.22)       0.00
Year ended 11/30/01       10.71         .37                 .96        1.33         (.37)       0.00       (.21)       0.00
AllianceBernstein
International
Value Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.82         .16(c)(h)          3.37        3.53         (.13)       0.00       0.00        0.00
Year ended 11/30/03        9.83         .13(c)             2.96        3.09         (.10)       0.00       0.00        0.00
Year ended 11/30/02        9.64         .07(c)              .12(d)      .19         0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00         .04(c)             (.40)       (.36)        0.00        0.00       0.00        0.00
Class B
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.67         .07(c)(h)          3.32        3.39         (.07)       0.00       0.00        0.00
Year ended 11/30/03        9.75         .07(c)             2.92        2.99         (.07)       0.00       0.00        0.00
Year ended 11/30/02        9.62         .00(c)(g)           .13(d)      .13         0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00         .00(c)(g)          (.38)       (.38)        0.00        0.00       0.00        0.00
Class C
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.67         .06(c)(h)          3.33        3.39         (.07)       0.00       0.00        0.00
Year ended 11/30/03        9.75         .06(c)             2.93        2.99         (.07)       0.00       0.00        0.00
Year ended 11/30/02        9.60         .01(c)              .14(d)      .15         0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00         .00(c)(g)          (.40)       (.40)        0.00        0.00       0.00        0.00
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       12.96         .21(c)(h)          3.40        3.61         (.16)       0.00       0.00        0.00
Year ended 11/30/03        9.92         .18(c)             2.97        3.15         (.11)       0.00       0.00        0.00
Year ended 11/30/02        9.68         .17(c)              .07(d)      .24         0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00         .04(c)             (.36)       (.32)        0.00        0.00       0.00        0.00
AllianceBernstein
Global Value Fund
Class A
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.52         .11(c)(h)          2.09        2.20         (.11)       0.00       0.00        0.00
Year ended 11/30/03        8.57         .10(c)             1.91        2.01         (.06)       0.00       0.00        0.00
Year ended 11/30/02        9.64         .05(c)            (1.12)      (1.07)        0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        (.02)(c)            (.34)       (.36)        0.00        0.00       0.00        0.00
Class B
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.39         .03(c)(h)          2.07        2.10         (.04)       0.00       0.00        0.00
Year ended 11/30/03        8.47         .03(c)             1.90        1.93         (.01)       0.00       0.00        0.00
Year ended 11/30/02        9.59        (.01)(c)           (1.11)      (1.12)        0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        (.06)(c)            (.35)       (.41)        0.00        0.00       0.00        0.00
Class C
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.40         .03(c)(h)          2.07        2.10         (.04)       0.00       0.00        0.00
Year ended 11/30/03        8.48         .04(c)             1.89        1.93         (.01)       0.00       0.00        0.00
Year ended 11/30/02        9.61         .00(c)            (1.13)      (1.13)        0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        (.06)(c)            (.33)       (.39)        0.00        0.00       0.00        0.00
Advisor Class
Year ended 11/30/05    $[_____]    $[_____]            $[_____]    $[_____]     $[_____]    $[_____]   $[_____]    $[_____]
Year ended 11/30/04       10.56         .14(c)(h)          2.10        2.24         (.14)       0.00       0.00        0.00
Year ended 11/30/03        8.60         .13(c)             1.91        2.04         (.08)       0.00       0.00        0.00
Year ended 11/30/02        9.65         .12(c)            (1.17)      (1.05)        0.00        0.00       0.00        0.00
3/29/01+ to 11/30/01      10.00        (.01)(c)            (.34)       (.35)        0.00        0.00       0.00        0.00

Please refer to the footnotes on pages [___] and [___].

                              Less
                            Distributions                                                Ratios/Supplemental Data
                      -------------------------                            -------------------------------------------------
                                                                             Net
                      Distribu-      Total        Net                        Assets
                      tions          Dividends    Asset                      End of         Ratio of    Ratio of Net
                      in Excess      and          Value,       Total         Period         Expenses    Income (Loss)  Portfolio
                      of Capital     Distribu-    End of       Return        (000's         to Average   to Average    Turnover
                      Gains          tions        Period       (b)           omitted)       Net Assets   Net Assets    Rate
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Real Estate
Investment
Fund
Class A
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.52)       19.15        32.70        88,162         1.31(e)     1.67(c)(h)        39
Year ended 11/30/03       0.00           (.52)       14.90        34.89        57,701         1.74        2.84              30
Year ended 11/30/02       0.00           (.52)       11.52         4.85        35,626         1.75        2.87              37
Year ended 11/30/01       0.00           (.52)       11.47        12.33        22,422         1.78        2.84              40
Class B
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.45)       19.01        31.69       107,943         2.03(e)     1.22(c)(h)        39
Year ended 11/30/03       0.00           (.45)       14.84        34.05       106,147         2.47        2.40              30
Year ended 11/30/02       0.00           (.45)       11.48         4.15        99,370         2.47        2.35              37
Year ended 11/30/01       0.00           (.45)       11.44        11.53        98,014         2.50        2.53              40
Class C
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.45)       19.03        31.65        56,543         2.02(e)     1.11(c)(h)        39
Year ended 11/30/03       0.00           (.45)       14.86        34.10        47,698         2.46        2.31              30
Year ended 11/30/02       0.00           (.45)       11.49         4.06        35,845         2.46        2.35              37
Year ended 11/30/01       0.00           (.45)       11.46        11.62        34,699         2.49        2.50              40
Advisor Class
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.58)       19.04        33.07       159,321         1.00(e)     1.97(c)(h)        39
Year ended 11/30/03       0.00           (.58)       14.83        35.40       102,135         1.44        3.17              30
Year ended 11/30/02       0.00           (.58)       11.48         5.12        59,459         1.51        1.73              37
Year ended 11/30/01       0.00           (.58)       11.46        12.74         1,831         1.48        3.27              40
AllianceBernstein
International
Value Fund
Class A
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.13)       16.22        27.77       455,933         1.20(e)     1.12(c)(h)        22
Year ended 11/30/03       0.00           (.10)       12.82        31.80       180,443         1.20(e)     1.22(c)           20
Year ended 11/30/02       0.00           0.00         9.83         1.97        74,193         1.20(e)      .74(c)           23
3/29/01+ to 11/30/01      0.00           0.00         9.64        (3.60)        3,990         1.44*(e)     .62*(c)          11
Class B
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.07)       15.99        26.83       136,980         1.90(e)      .47(c)(h)        22
Year ended 11/30/03       0.00           (.07)       12.67        30.85        84,809         1.90(e)      .61(c)           20
Year ended 11/30/02       0.00           0.00         9.75         1.35        51,608         1.90(e)     (.03)(c)          23
3/29/01+ to 11/30/01      0.00           0.00         9.62        (3.80)        2,220         2.19*(e)   (.05)*(c)          11
Class C
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.07)       15.99        26.83       143,067         1.90(e)      .46(c)(h)        22
Year ended 11/30/03       0.00           (.07)       12.67        30.85        59,753         1.90(e)      .55(c)           20
Year ended 11/30/02       0.00           0.00         9.75         1.56        26,663         1.90(e)      .09(c)           23
3/29/01+ to 11/30/01      0.00           0.00         9.60        (4.00)        1,582         2.23*(e)     .03*(c)          11
Advisor Class
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.16)       16.41        28.10      1,082,517          .90(e)     1.48(c)(h)        22
Year ended 11/30/03       0.00           (.11)       12.96        32.19        633,688          .90(e)     1.61(c)           20
Year ended 11/30/02       0.00           0.00         9.92         2.48        325,800          .90(e)     1.67(c)           23
3/29/01+ to 11/30/01      0.00           0.00         9.68        (3.20)       167,263          .90*(e)     .65*(c)          11
AllianceBernstein
Global Value Fund
Class A
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.11)       12.61        21.09        23,536         1.41(e)      .97(c)(h)        38
Year ended 11/30/03       0.00           (.06)       10.52        23.64        16,298         1.50(e)     1.05(c)           29
Year ended 11/30/02       0.00           0.00         8.57        (11.10)       8,892         1.76(e)      .56(c)           28
3/29/01+ to 11/30/01      0.00           0.00         9.64        (3.60)        5,923         2.44*(e)   (.27)*(c)          14
Class B
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.04)       12.45        20.22         9,007         2.15(e)      .23(c)(h)        38
Year ended 11/30/03       0.00           (.01)       10.39        22.82         5,585         2.20(e)      .38(c)           29
Year ended 11/30/02       0.00           0.00         8.47        (11.68)       3,673         2.45(e)     (.09)(c)          28
3/29/01+ to 11/30/01      0.00           0.00         9.59        (4.10)        1,916         3.14*(e)   (.91)*(c)          14
Class C
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.04)       12.46        20.20         5,218         2.12(e)      .26(c)(h)        38
Year ended 11/30/03       0.00           (.01)       10.40        22.79         3,317         2.20(e)      .39(c)           29
Year ended 11/30/02       0.00           0.00         8.48        (11.76)       2,129         2.40(e)     0.00(c)           28
3/29/01+ to 11/30/01      0.00           0.00         9.61        (3.90)          997         3.15*(e)   (.89)*(c)          14
Advisor Class
Year ended 11/30/05   $[_____]       $[_____]     $[_____]     [_____]%      $[_____]        [_____]%    [_____]%       [_____]%
Year ended 11/30/04       0.00           (.14)       12.66        21.47       131,710         1.11(e)     1.26(c)(h)        38
Year ended 11/30/03       0.00           (.08)       10.56        23.98       100,367         1.20(e)     1.42(c)           29
Year ended 11/30/02       0.00           0.00         8.60        (10.88)      74,727         1.23(e)     1.31(c)           28
3/29/01+ to 11/30/01      0.00           0.00         9.65        (3.50)        1,791         2.10*(e)   (.13)*(c)          14


+    Commencement of operations.
++   Change in fiscal year end.
*    Annualized.
(a)  Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized. On February 1, 2005, the AllianceBernstein Small/Mid Cap Value Fund's investment policies were modified. As a result, that Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
(c)  Net of fees and expenses waived/reimbursed by the Adviser.
(d) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions as set forth in the statement of operations, this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of gains and losses.
(e) Net of fees and expenses waived/reimbursed by the Adviser. If the following Funds had borne all expenses in their most recent five fiscal years (or, if shorter, the life of the Fund), their expense ratios would have been as follows:

                           2001        2002       2003         2004      2005
                           ----        ----       ----         ----      ----

AllianceBernstein
Value Fund
Class A                  1.74%*          --         --         1.32%   [______]%
Class B                  2.46%*          --         --         2.04%   [______]%
Class C                  2.47%*          --         --         2.03%   [______]%
Advisor Class            1.44%*          --         --         1.02%   [______]%
                                                                       [______]%

AllianceBernstein
Small/Mid Cap
Value Fund
Class A                  2.41%*        1.81%      1.79%        1.58%   [______]%
Class B                  3.10%*        2.53%      2.54%        2.32%   [______]%
Class C                  3.40%*        2.51%      2.50%        2.30%   [______]%
Advisor Class            2.01%*        1.54%      1.49%        1.28%   [______]%

AllianceBernstein
Focused Growth &
Income Fund
Class A                  1.88%           --         --         1.34%   [______]%
Class B                  2.60%           --         --         2.07%   [______]%
Class C                  2.60%           --         --         2.05%   [______]%

AllianceBernstein
Balanced Shares
Fund
Class A                    --            --         --         1.00%   [______]%
Class B                    --            --         --         1.73%   [______]%
Class C                    --            --         --         1.73%   [______]%
Advisor Class              --            --         --          .71%   [______]%

AllianceBernstein
Real Estate
Investment Fund
Class A                    --            --         --         1.55%   [______]%
Class B                    --            --         --         2.27%   [______]%
Class C                    --            --         --         2.26%   [______]%
Advisor Class              --            --         --         1.25%   [______]%

AllianceBernstein
Utility Income
Fund
Class A                    --          1.61%      1.70%        1.53%   [______]%
Class B                    --          2.34%      2.44%        2.27%   [______]%
Class C                    --          2.33%      2.42%        2.25%   [______]%
Advisor Class              --          1.31%      1.41%        1.24%   [______]%

AllianceBernstein
International
Value Fund
Class A                  5.11%*        2.19%      1.93%        1.64%   [______]%
Class B                  7.84%*        2.84%      2.71%        2.39%   [______]%
Class C                  8.77%*        2.90%      2.65%        2.35%   [______]%
Advisor Class            2.26%*        1.75%      1.63%        1.34%   [______]%

AllianceBernstein
Global Value Fund
Class A                  8.10%*        2.59%      1.89%        1.65%   [______]%
Class B                 11.12%*        3.29%      2.64%        2.39%   [______]%
Class C                 12.33%*        3.16%      2.60%        2.36%   [______]%
Advisor Class            9.39%*        1.85%      1.59%        1.35%   [______]%

AllianceBernstein
Growth & Income
Fund
Class A                    --            --         --         1.13%   [______]%
Class B                    --            --         --         1.88%   [______]%
Class C                    --            --         --         1.86%   [______]%
Advisor Class              --            --         --          .84%   [______]%

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the fund assuming a 5% return each year. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any fee waiver or expense reimbursement. If you wish to obtain hypothetical investment information for other classes of shares of the Fund, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

                                  AllianceBernstein Value Fund
----------------------------------------------------------------------------------------------
                                                                 Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1                $10,000.00       $500.00         $10,500.00     $[_______]      $[_______]
2               [_______]        [_______]       [_______]        [_______]       [_______]
3               [_______]        [_______]       [_______]        [_______]       [_______]
4               [_______]        [_______]       [_______]        [_______]       [_______]
5               [_______]        [_______]       [_______]        [_______]       [_______]
6               [_______]        [_______]       [_______]        [_______]       [_______]
7               [_______]        [_______]       [_______]        [_______]       [_______]
8               [_______]        [_______]       [_______]        [_______]       [_______]
9               [_______]        [_______]       [_______]        [_______]       [_______]
10              [_______]        [_______]       [_______]        [_______]       [_______]
-------------------------------------------------------------------------------------------
Cumulative                      $[_______]                       $[_______]

                           AllianceBernstein Small/Mid Cap Value Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1                 $ 10,000.00     $500.00         $ 10,500.00    $[_______]      $[_______]
2                [_______]       [_______]        [_______]       [_______]       [_______]
3                [_______]       [_______]        [_______]       [_______]       [_______]
4                [_______]       [_______]        [_______]       [_______]       [_______]
5                [_______]       [_______]        [_______]       [_______]       [_______]
6                [_______]       [_______]        [_______]       [_______]       [_______]
7                [_______]       [_______]        [_______]       [_______]       [_______]
8                [_______]       [_______]        [_______]       [_______]       [_______]
9                [_______]       [_______]        [_______]       [_______]       [_______]
10               [_______]       [_______]        [_______]       [_______]       [_______]
-------------------------------------------------------------------------------------------
Cumulative                      $[_______]                        $[_______]

                             AllianceBernstein Growth and Income Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1                $ 10,000.00      $ 500.00        $ 10,500.00    $[_______]      $[_______]
2                [_______]        [_______]       [_______]       [_______]       [_______]
3                [_______]        [_______]       [_______]       [_______]       [_______]
4                [_______]        [_______]       [_______]       [_______]       [_______]
5                [_______]        [_______]       [_______]       [_______]       [_______]
6                [_______]        [_______]       [_______]       [_______]       [_______]
7                [_______]        [_______]       [_______]       [_______]       [_______]
8                [_______]        [_______]       [_______]       [_______]       [_______]
9                [_______]        [_______]       [_______]       [_______]       [_______]
10               [_______]        [_______]       [_______]       [_______]       [_______]
----------------------------------------------------------------------------------------------
Cumulative                       $[_______]                      $[_______]

                        AllianceBernstein Focused Growth & Income Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1               $ 10,000.00       $ 500.00       $ 10,500.00    $[_______]      $[_______]
2               [_______]         [_______]       [_______]      [_______]       [_______]
3               [_______]         [_______]       [_______]      [_______]       [_______]
4               [_______]         [_______]       [_______]      [_______]       [_______]
5               [_______]         [_______]       [_______]      [_______]       [_______]
6               [_______]         [_______]       [_______]      [_______]       [_______]
7               [_______]         [_______]       [_______]      [_______]       [_______]
8               [_______]         [_______]       [_______]      [_______]       [_______]
9               [_______]         [_______]       [_______]      [_______]       [_______]
10              [_______]         [_______]       [_______]      [_______]       [_______]
-----------------------------------------------------------------------------------------------
Cumulative                       $[_______]                     $[_______]


                                   AllianceBernstein Balanced Shares
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1                $10,000.00      $  500.00       $10,500.00       $[_______]     $[_______]
2               [_______]        [_______]       [_______]         [_______]      [_______]
3               [_______]        [_______]       [_______]         [_______]      [_______]
4               [_______]        [_______]       [_______]         [_______]      [_______]
5               [_______]        [_______]       [_______]         [_______]      [_______]
6               [_______]        [_______]       [_______]         [_______]      [_______]
7               [_______]        [_______]       [_______]         [_______]      [_______]
8               [_______]        [_______]       [_______]         [_______]      [_______]
9               [_______]        [_______]       [_______]         [_______]      [_______]
10              [_______]        [_______]       [_______]         [_______]      [_______]
-----------------------------------------------------------------------------------------------
Cumulative                       $[_______]                       $[_______]

                               AllianceBernstein Utility Income Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense         Hypothetical
                Hypothetical     Performance       After         Ratio =            Ending
Year             Investment        Earnings        Returns       [_____]%)        Investment
-------------   -------------    -------------   -------------   -------------   ------------
1                $10,000.00       $  500.00      $10,500.00      $[_______]      $[_______]
2                [_______]        [_______]      [_______]        [_______]       [_______]
3                [_______]        [_______]      [_______]        [_______]       [_______]
4                [_______]        [_______]      [_______]        [_______]       [_______]
5                [_______]        [_______]      [_______]        [_______]       [_______]
6                [_______]        [_______]      [_______]        [_______]       [_______]
7                [_______]        [_______]      [_______]        [_______]       [_______]
8                [_______]        [_______]      [_______]        [_______]       [_______]
9                [_______]        [_______]      [_______]        [_______]       [_______]
10               [_______]        [_______]      [_______]        [_______]       [_______]
----------------------------------------------------------------------------------------------
Cumulative                       $[_______]                       $[______]

                        AllianceBernstein Real Estate Investment Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1               $10,000.00       $  500.00        $10,500.00      $[_______]       $[_______]
2               [_______]        [_______]       [_______]         [_______]        [_______]
3               [_______]        [_______]       [_______]         [_______]        [_______]
4               [_______]        [_______]       [_______]         [_______]        [_______]
5               [_______]        [_______]       [_______]         [_______]        [_______]
6               [_______]        [_______]       [_______]         [_______]        [_______]
7               [_______]        [_______]       [_______]         [_______]        [_______]
8               [_______]        [_______]       [_______]         [_______]        [_______]
9               [_______]        [_______]       [_______]         [_______]        [_______]
10              [_______]        [_______]       [_______]         [_______]        [_______]
-----------------------------------------------------------------------------------------------
Cumulative                       $[_______]                       $[_______]

                               AllianceBernstein International Value Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1                $10,000.00       $500.00        $10,500.00     $[_______]       $[_______]
2                [_______]       [_______]       [_______]       [_______]        [_______]
3                [_______]       [_______]       [_______]       [_______]        [_______]
4                [_______]       [_______]       [_______]       [_______]        [_______]
5                [_______]       [_______]       [_______]       [_______]        [_______]
6                [_______]       [_______]       [_______]       [_______]        [_______]
7                [_______]       [_______]       [_______]       [_______]        [_______]
8                [_______]       [_______]       [_______]       [_______]        [_______]
9                [_______]       [_______]       [_______]       [_______]        [_______]
10               [_______]       [_______]       [_______]       [_______]        [_______]
------------------------------------------------------------------------------------------------------
Cumulative                      $[_______]                      $[_______]

                       AllianceBernstein Global Value Fund
----------------------------------------------------------------------------------------------
                                                                Hypothetical
                                                                 Expenses
                                                                 (Current
                                 Hypothetical    Investment      Expense          Hypothetical
                Hypothetical     Performance       After         Ratio =             Ending
Year             Investment        Earnings        Returns       [_____]%)         Investment
-------------   -------------    -------------   -------------   -------------    ------------
1                $10,000.00        $500.00        $10,500.00     $[_______]      $[_______]
2                [_______]        [_______]       [_______]       [_______]       [_______]
3                [_______]        [_______]       [_______]       [_______]       [_______]
4                [_______]        [_______]       [_______]       [_______]       [_______]
5                [_______]        [_______]       [_______]       [_______]       [_______]
6                [_______]        [_______]       [_______]       [_______]       [_______]
7                [_______]        [_______]       [_______]       [_______]       [_______]
8                [_______]        [_______]       [_______]       [_______]       [_______]
9                [_______]        [_______]       [_______]       [_______]       [_______]
10               [_______]        [_______]       [_______]       [_______]       [_______]
------------------------------------------------------------------------------------------------
Cumulative                       $[_______]                      $[_______]

For more information about the Funds, the following documents are available upon request:

o    ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o    STATEMENT OF ADDITONAL INFORMATION (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs and the independent registered public accounting firm's report and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:        Alliance Global Investor Services, Inc.
                P.O. Box 786003
                San Antonio, TX 78278-6003

By Phone:       For Information: (800) 221-5672
                For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington DC 20549-0102

On the Internet: www.sec.gov

You also may find these documents and more information about Alliance and the Funds on the Internet at: www.alliancebernstein.com.

Fund                                                        SEC File No.

AllianceBernstein Value Fund                                811-10221
AllianceBernstein Small/Mid Cap Value Fund                  811-10221
AllianceBernstein Growth and Income Fund                    811-00126
AllianceBernstein Focused Growth & Income Fund              811-09687
AllianceBernstein Balanced Shares                           811-00134
AllianceBernstein Utility Income Fund                       811-07916
AllianceBernstein Real Estate Investment Fund               811-07707
AllianceBernstein International Value Fund                  811-10221
AllianceBernstein Global Value Fund                         811-10221

-------------------------------------------------------------------------------

     Privacy Notice (This information is not part of the Prospectus.)

     Alliance Capital Management L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

     It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.
     --------------------------------------------------------------------------

00250.0157 #617630v3

ALLIANCEBERNSTEIN(R)
Investment Research and Management





--------------------------------------------------------------------------------

The AllianceBernstein Value Funds

--------------------------------------------------------------------------------

                   RETIREMENT SHARES PROSPECTUS--March 1, 2006

--------------------------------------------------------------------------------

A family of value-oriented mutual funds.

                              Domestic Value Funds
                              > AllianceBernstein Value Fund
                              > AllianceBernstein Small/Mid Cap Value Fund
                              > AllianceBernstein Growth and Income Fund
                              > AllianceBernstein Focused Growth & Income Fund > AllianceBernstein Balanced Shares
                              > AllianceBernstein Utility Income Fund
                              > AllianceBernstein Real Estate Investment Fund

                              International Value Funds
                              > AllianceBernstein International Value Fund
                              > AllianceBernstein Global Value Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 Investment Products Offered

------------------------------------
o    Are Not FDIC Insured
o    May Lose Value
o    Are Not Bank Guaranteed
------------------------------------

Table of Contents
--------------------------------------------------------------------------------
                                                                            Page

SUMMARY INFORMATION

This prospectus begins with a summary of key information about each of the AllianceBernstein Value Funds. The Summary describes a Fund's objective, investment strategies, principal risks, and fees. You will find additional information about the Funds and their investments beginning on page [___].

Performance Information
-----------------------

This Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns for one, five and ten years (or over the life of the Fund) compare to those of a broad based securities market index; and

o how the Fund's performance changed from year to year over the life of the Fund.

--------------------------------------------------------------------------------
                                  PLEASE NOTE

     A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

     As with all investments, you may lose money by investing in the Fund.
--------------------------------------------------------------------------------

 Risk
 ----

--------------------------------------------------------------------------------
                             WHY IS RISK IMPORTANT?

     You should consider risk carefully when investing in a Fund. You could put your money in investments that have very little risk (for example, certificates of deposit issued by a bank), but these investments would typically have a lower return than a riskier investment. In other words, you should get a higher return if your investments have more risk.

     We have included a graphic for each Fund that shows the Fund's risk profile as compared to our other Value Funds. The bar chart for each Fund also gives an indication of a Fund's overall risk. A fund with a higher variability of returns is a riskier investment.
--------------------------------------------------------------------------------

This Summary lists the principal risks for each Fund followed by an explanation of these risks. Generally, each Fund has broad risks that apply to all funds, such as market risk, as well as specific risks for a Fund that invests in a particular type of securities, such as investments in non-U.S. securities, small- or mid-capitalization companies or in real estate. The risks of a Fund may be increased by the use of derivatives, such as futures, options and swaps.

--------------------------------------------------------------------------------
                              WHAT IS MARKET RISK?

     Market risk is the risk that factors affecting the securities markets generally will cause a possibly adverse change in the value of the securities owned by a Fund. The value of these securities may decline simply because of economic changes or other events that impact large portions of the market. The factors include real or perceived unfavorable market conditions, increases in the rate of inflation, and changes in the general outlook for consumer spending, home sales and mortgage rates, or corporate earnings. Each of the Funds is subject to this risk.
--------------------------------------------------------------------------------

General
-------

o The Fund's investment adviser is Alliance Capital Management L.P., or Alliance, a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

o References to "net assets" mean the assets of a Fund after liabilities, plus any borrowings used for investment purposes. In other words, net assets reflects the value of a Fund's investments.

o Funds that have a policy to invest at least 80% of their net assets in securities indicated by their name, such as AllianceBernstein Real Estate Investment Fund or AllianceBernstein Utility Income Fund, will not change these policies without 60 days' prior written notice to shareholders.

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing at least 125 companies, with relatively large market capitalizations that Alliance believes are undervalued. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend-paying capability. Alliance relies heavily on the fundamental research and analysis of Bernstein's large internal research staff in making investment decisions for the Fund. These investment decisions are the result of the multi-step process described below.

The fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Bernstein's research staff of company and industry analysts follows a research universe of approximately 650 companies. This universe covers approximately 90% of the capitalization of the Russell 1000TM Value Index.

The research staff identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Fund. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

A committee composed of senior investment professionals (the "Investment Policy Group" or "IPG") reviews all analyst research performed for the Fund. The IPG makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the IPG ensures that all forecasts use consistent analytic frameworks and economic assumptions.

For each company in the research universe, Bernstein relates the present value of the company's future cash flow, as forecasted by Bernstein's analysts, to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, Bernstein thus derives an expected rate of return. The senior investment professionals involved in the fundamental value approach then factor into this analysis the risk attributes of each company for purposes of re-ranking the companies. By evaluating overall sector concentration, capitalization distribution, leverage, degree of undervaluation and other factors, Bernstein ranks each security on a risk adjusted basis, in an effort to minimize overall Fund volatility.

The Fund does not simply purchase the highest-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics and risk diversification when deciding how much of each security to purchase for the Fund. The Fund will tend to overweight stocks selected in the top half of the final ranking and will tend to minimize stocks in the bottom half, subject to overall risk diversification.

The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events or trends. Negative analysts' earnings-estimate revisions and relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive revisions and return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein monitors these factors so as to better time purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations are rising or relative return trends are improving.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies, enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

          o    Market Risk
          o    Derivative Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                            1          Since
                                                           Year**    Inception**
                                                         ---------- ------------
Class A                                                   [_____]%*     [_____]%
Class R                                                   [_____]%      [_____]%
Class K                                                   [_____]%      [_____]%
Class I                                                   [_____]%      [_____]%
Russell 1000 Value Index   (reflects no deduction for
                           fees, expenses, or taxes)      [_____]%      [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 3/29/01 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 n/a    n/a    n/a    n/a    n/a    n/a  -13.30%  29.00%  13.31%   [_]
---------------------------------------------------------------------------
  96     97     98     99     00    01      02      03      04      05

                                                          Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [______]; and Worst Quarter was down -[_____]%, [______] quarter, [______].

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------
OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 90 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in these types of securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2005, there were approximately [_______] small- to mid-capitalization companies, representing a market capitalization range from approximately $[______] million to approximately $[______] billion.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In making investment decisions for the Fund, Alliance depends heavily on Bernstein's fundamental analysis and the research of its large internal research staff. These investment decisions are the result of the multi-step process described below.

The fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Bernstein's research staff of analysts follows a primary research universe of approximately 800 largely domestic smaller companies. From this universe, Bernstein, on a daily basis, applies a quantitative screening process that examines a number of factors, such as the price to earnings ratio and price to book ratio to target approximately 300 companies for further analysis by the research staff and the Fund's portfolio managers. Bernstein then prepares its own earnings estimates and financial models for companies within this targeted group.

Forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast the company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed. Bernstein's research analysts develop an in-depth understanding of the products, services, markets and competition of those companies considered for purchase. Analysts also develop a good knowledge of the management of those companies. A company's future earnings are typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

The Fund's portfolio managers carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

The Fund's portfolio managers, in consultation with the research analysts, also consider aggregate portfolio characteristics when deciding whether to purchase a particular security for the Fund. Bernstein seeks to manage overall Fund volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies.

To the extent that companies involved in certain sectors may from time to time constitute a material portion of the universe of companies that comprise the lowest 20% of the total U.S. market capitalization, such as financial services and consumer services, the Fund may also invest significantly in these companies.

A disparity between a company's current stock price and Bernstein's assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of stock that has reached its target may be delayed, however, when earnings expectations are rising or relative return trends are improving. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies, enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

          o    Market Risk
          o    Capitalization Risk
          o    Derivative Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                            1          Since
                                                           Year**    Inception**
                                                         ---------- ------------
Class A                                                   [_____]%*     [_____]%
Class R                                                   [_____]%      [_____]%
Class K                                                   [_____]%      [_____]%
Class I                                                   [_____]%      [_____]%
Russell 2500(TM) Value Index  (reflects no deduction for
                              fees, expenses, or taxes)   [_____]%      [_____]%
Russell 2500(TM) Index        (reflects no deduction for
                              fees, expenses, or taxes)   [_____]%      [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 3/29/01 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

n/a    n/a    n/a    n/a     n/a    n/a   -8.20%  41.92%  18.91%    [_]
---------------------------------------------------------------------------
 96     97     98     99     00      01     02      03      04      05

                                                     Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [______] quarter, [______].

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in dividend-paying common stocks of large, well-established, "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of non-U.S. issuers.

The Fund may try to realize income by writing covered call options listed on domestic securities exchanges and may invest in non-dividend paying equity securities. The Fund also invests in high-quality securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:

          o    Market Risk
          o    Interest Rate Risk
          o    Credit Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                       1         5        10
                                                    Year**    Years**   Years**
                                                    -------   -------   -------
Class A                                             [_____]%* [_____]%  [_____]%
Class R                                             [_____]%  [_____]%  [_____]%
Class K                                             [_____]%  [_____]%  [_____]%
Class I                                             [_____]%  [_____]%  [_____]%
Russell 1000 Value Index (reflects no deduction for [_____]%  [_____]%  [_____]%
                         fees, expenses, or taxes)
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 11/3/03 for Class R shares and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

24.13%  28.86%  21.23%  10.78%  13.64%  -1.84%  -26.57%  31.76%  11.92%    [_]
-------------------------------------------------------------------------------
 96       97      98      99      00      01      02      03       04      05

                                                              Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [_____] quarter, [_____].

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. Alliance believes that, over time, a company's stock price will come to reflect its intrinsic economic value. Alliance uses a disciplined investment process to evaluate the companies in Alliance's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Fund may invest in companies of any size and in any industry.

Alliance depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies that are significant participants in their particular industries. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the managements of most of the companies in its research universe. Alliance's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, Alliance takes into account many factors that it believes bear on the ability of the company to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. Alliance then ranks, at least weekly, each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). Alliance anticipates that, normally, about 75 companies will be represented in the Fund's portfolio, with substantially all of those companies ranking in the top three deciles of Alliance's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. Alliance will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between Alliance's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

Alliance recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large, mid or small capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may enter into forward commitments.

PRINCIPAL RISKS:

          o    Market Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                        1         5        Since
                                                     Year**    Years**  Inception**
                                                     ------    -------  -----------
Class A                                              [_____]%* [_____]%   [_____]%
Class R                                              [_____]%  [_____]%   [_____]%
Class K                                              [_____]%  [_____]%   [_____]%
Class I                                              [_____]%  [_____]%   [_____]%
Russell 1000 Value Index (reflects no deduction for
                         fees, expenses, or taxes)   [_____]%  [_____]%   [_____]%
-----------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 12/22/99 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

n/a    n/a    n/a    n/a   19.49%  6.60%  -22.19%  39.53%  8.86%    [_]
---------------------------------------------------------------------------
 96     97     98     99     00      01     02      03      04       05

                                                     Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may comprise up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. The Fund may invest up to 20% of its assets in high yield securities (securities rated below BBB- by Standard & Poor's Rating Services). As an operating policy, the Fund will invest no more than 25% of its investments in high yield debt securities rated CCC- or below.

The Fund invests in short- and long-term debt securities, including U.S. Government and agency securities and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund also may invest in equity and fixed-income securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:

          o    Market Risk
          o    Interest Rate Risk
          o    Credit Risk
          o    Allocation Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                       1         5        10
                                                    Year**    Years**   Years**
                                                    -------   -------   -------
Class A                                             [_____]%* [_____]%  [_____]%
Class R                                             [_____]%  [_____]%  [_____]%
Class K                                             [_____]%  [_____]%  [_____]%
Class I                                             [_____]%  [_____]%  [_____]%
Russell 1000 Value Index (reflects no deduction for [_____]%  [_____]%  [_____]%
                         fees, expenses, or taxes)
Lehman Gov't/Credit Bond (reflects no deduction for
Index                    fees, expenses, or taxes)  [_____]%  [_____]%  [_____]%
Citigroup 1 Year         (reflects no deduction for
Treasury Index           fees, expenses, or taxes)  [_____]%  [_____]%  [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 11/3/03 for Class R shares and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

9.36%  27.13%  15.75%  4.90%  12.48%  1.79%  -10.73%  22.78%  10.16%    [_]
-------------------------------------------------------------------------------
 96      97     98      99      00     01      02      03       04      05

                                                              Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [_____] quarter, [_____].

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is current income and long-term growth of capital.

The Fund invests primarily in income-producing equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies in the utility industries. The Fund invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Fund may invest in both U.S. and non-U.S. utility companies, although the Fund will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Fund invests at least 65% of its total assets in income-producing securities, but there is otherwise no limit on the allocation of the Fund's investments between equity securities and fixed-income securities. The Fund may maintain up to 35% of its net assets in lower-rated securities.

The Fund seeks to take advantage of the characteristics and historical performance of securities of utility companies, many of which pay regular dividends and increase their common stock dividends over time. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, were derived from its utilities activities.

The Fund may invest up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund also may enter into forward commitments and standby commitment agreements.

PRINCIPAL RISKS:

          o    Market Risk
          o    Interest Rate Risk
          o    Credit Risk
          o    Industry/Sector Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                      1         5        10
                                                   Year**    Years**   Years**
                                                   ------    -------   -------
Class A                                            [_____]%* [_____]%  [_____]%
Class R                                            [_____]%  [_____]%  [_____]%
Class K                                            [_____]%  [_____]%  [_____]%
Class I                                            [_____]%  [_____]%  [_____]%
S&P GICS Utility Index (reflects no deduction for  [_____]%  [_____]%  [_____]%
                       fees, expenses, or taxes)
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 11/3/03 for Class R shares and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

8.28%  30.65%  24.38%  18.01%  14.54%  -19.30%  -19.73%  19.40%  24.59%   [_]
-------------------------------------------------------------------------------
 96       97      98      99      00      01      02      03       04      05

                                                              Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

AllianceBernstein Real Estate Investment Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------


OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is total return from long-term growth of capital and income.

The Fund invests primarily in equity securities of real estate investment trusts or "REITS" and other real estate industry companies. Under normal circumstances, the Fund invests at least 80% of its net assets in "REITs" and other real estate industry companies. The Fund invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. In selecting real estate equity securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend-paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase real estate equity securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend-payment history, and such other factors that Alliance may determine from time to time to be relevant.

The Fund may invest in securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Fund also may invest in short-term investment grade debt securities and other debt securities.

The Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements. The Fund may invest in foreign securities; enter into forward commitments; and enter into standby commitment agreements.

PRINCIPAL RISKS:

          o    Market Risk
          o    Industry Sector Risk
          o    Interest Rate Risk
          o    Credit Risk
          o    Prepayment Risk
          o    Foreign Risk
          o    Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
-------------------------------------------------------------------------------
                                                    1         5         Since
                                                 Year**    Years**   Inception**
                                                 ------    -------   -----------
Class A                                          [_____]%* [_____]%    [_____]%
Class R                                          [_____]%  [_____]%    [_____]%
Class K                                          [_____]%  [_____]%    [_____]%
Class I                                          [_____]%  [_____]%    [_____]%
S&P 500 Index       (reflects no deduction for
                    fees, expenses, or taxes)    [_____]%  [_____]%    [_____]%
NAREIT Equity Index (reflects no deduction for
                    fees, expenses, or taxes)    [_____]%  [_____]%    [_____]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Date is 3/1/05 for Class R, Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

n/a  22.98%  -20.22%  -6.70%  26.58%  9.83%  2.89%  38.57%  34.80%   [_]
-------------------------------------------------------------------------------
 96    97       98      99      00     01     02      03      04      05

                                                              Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [_____]%, [_____] quarter, [_____]; and Worst Quarter was down -[_____]%, [_____] quarter, [_____].

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------


OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. The Fund normally invests in companies in at least three countries other than United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Fund's investment policies emphasize investment in companies that are determined by Bernstein to be undervalued, using a fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 4,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A group of senior investment professionals, including the Fund's portfolio managers, carefully reviews the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The Fund does not simply purchase the top-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's team of quantitative analysts builds valuation and risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein seeks to minimize overall Fund volatility by favoring those top ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

          o    Market Risk
          o    Foreign Risk
          o    Currency Risk
          o    Emerging Market Risk
          o    Industry Sector Risk
          o    Derivative Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                            1         Since
                                                          Year**    Inception**
Class A                                                   [_____]%*   [_____]%
Class R                                                   [_____]%    [_____]%
Class K                                                   [_____]%    [_____]%
Class I                                                   [_____]%    [_____]%
MSCI EAFE Index (net)+  (reflects no deduction for fees,  [_____]%    [_____]%
                        expenses, or taxes other than
                        non-U.S. withholding taxes)
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Dates are 3/29/01 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ The MSCI EAFE Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

n/a    n/a    n/a    n/a     n/a    n/a   -3.20%  43.91%  24.49%    [_]
---------------------------------------------------------------------------
 96     97     98     99     00      01     02      03      04      05

                                                     Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                                                     ---------------------------

                                                     The Fund's risk profile is:

                                                           GRAPHIC OMITTED

                                                     Lower Risk      Higher Risk
                                                     ---------------------------


OBJECTIVE AND PRINCIPAL STRATEGIES:

The Fund's investment objective is long-term growth of capital.

The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. The Fund normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 5,000 companies worldwide. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A group of senior investment professionals, including the Fund's portfolio managers, carefully reviews the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The Fund does not simply purchase the top-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's team of quantitative analysts builds valuation and risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein seeks to minimize overall Fund volatility by favoring those top ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the current exposure unattractive. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", enter into forward commitments and make short sales of securities or maintain a short position.

PRINCIPAL RISKS:

          o    Market Risk
          o    Foreign Risk
          o    Currency Risk
          o    Emerging Market Risk
          o    Industry Sector Risk
          o    Derivative Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                             1         Since
                                                           Year**    Inception**
                                                          --------   -----------
Class A                                                   [______]%*  [______]%
Class R                                                   [______]%   [______]%
Class K                                                   [______]%   [______]%
Class I                                                   [______]%   [______]%
MSCI World Index        (reflects no deduction for fees,  [______]%   [______]%
                        expenses, or taxes)
MSCI World Index (net)+ (reflects no deduction for fees,
                        expenses, or taxes other than
                        non-U.S. withholding taxes)       [______]%   [______]%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception Date is 3/1/05 for Class R, Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ The MSCI World Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

Bar Chart
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

n/a    n/a    n/a    n/a     n/a    n/a   -14.74%  34.86%  18.28%   [_]
---------------------------------------------------------------------------
 96     97     98     99     00      01     02      03      04      05

                                                     Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [______]%, [______] quarter, [______]; and Worst Quarter was down -[______]%, [______] quarter, [______].

RISKS SUMMARY
--------------------------------------------------------------------------------

In this Summary, we describe the principal and other risks that may affect a Fund's portfolio as a whole. This Prospectus has additional descriptions of risks applicable to specific investments in the discussions below under "More Information About the Funds and Their Investments."

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or group of related industries, such as the real estate or utility industry. Market or economic factors affecting that industry could have a major effect on the value of the Fund's investments.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Fund's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

INTEREST RATE RISK

Changes in interest rates will affect the value of a Fund's investments in fixed-income securities. When interest rates rise, the value of a Fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Funds that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

DERIVATIVE RISK

The Funds may use derivatives transactions. These investment strategies may be riskier than other investment strategies and may result in greater volatility for a Fund, particularly during periods of market declines.

FOREIGN RISK

A Fund's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many countries are relatively small, with a limited number of companies representing a small number of securities. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments could adversely affect a Fund's investments in a country other than the United States. To the extent a Fund invests in a particular country or geographic region, the Fund may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of a Fund's investments or reduce the returns of a Fund.

PREPAYMENT RISK

The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

ALLOCATION RISK

If a Fund pursues the objective of a portfolio balanced between equity and debt securities, it has the risk that the allocation of these investments may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

MANAGEMENT RISK

Each Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses, including its value approach, in making investment decisions for the Funds, but there is no guarantee that its techniques will produce the intended result.


------------------------------------------------------------------------------------------------------------------------------------
                                      Industry Capital- Interest        Prepay- Deriv-          Emerging           Allo-    Manage-
                               Market  Sector  ization  Rate     Credit  ment   ative   Foreign  Market  Currency  cation   ment
Fund                            Risk    Risk    Risk    Risk     Risk    Risk   Risk    Risk      Risk     Risk     Risk     Risk
----------------------------- ------- -------- -------- -------- ------ ------- ------- ------- -------- -------- -------- --------
AllianceBernstein Value Fund     o       o                         o               o      o                  o                 o

AllianceBernstein Small/Mid      o       o        o                o               o      o                  o                 o
Cap Value Fund

AllianceBernstein Growth         o                          o      o                                                           o
and Income Fund

AllianceBernstein Focused        o       o        o                                       o                  o                 o
Growth & Income Fund

AllianceBernstein Balanced       o                          o      o                      o                  o        o        o
Shares

AllianceBernstein Utility        o       o                  o      o                                                           o
Income Fund

AllianceBernstein Real           o       o                  o      o      o               o                  o                 o
Estate Investment Fund

AllianceBernstein                o       o        o                o               o      o        o         o                 o
International Value Fund

AllianceBernstein Global         o       o        o                o               o      o        o         o                 o
Value Fund

------------------------------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    WHY ARE FUND FEES AND EXPENSES IMPORTANT?

     Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provide examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.
--------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)


                              Class A Shares  Class R Shares  Class K Shares  Class I Shares
                              --------------  --------------  --------------  --------------

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)    None (a)          None            None             None

Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price or redemption
proceeds, whichever is lower)    None (a)          None            None             None

Exchange Fee                     None              None            None             None

(a) In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Investing in the Funds" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Value Fund                   Class A      Class R       Class K      Class I
                             -------      -------       -------      -------
Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(a)   [_____]%(b)  [_____]%(b)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%(a)   [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Small/Mid Cap Value Fund     Class A      Class R       Class K      Class I
                             -------      -------       -------      -------

Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(a)   [_____]%(b)  [_____]%(b)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%(a)   [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------
Waiver and/or Expense
   Reimbursement (d)        ([_____])%   ([_____])%    ([_____])%   ([_____])%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------
Net Expenses                 [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year          $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years (e)     $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years (e)     $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years (e)    $[_____]       $[_____]        $[_____]         $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Growth and Income Fund       Class A      Class R       Class K      Class I
                             -------      -------       -------      -------

Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(a)   [_____]%(b)  [_____]%(b)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%(a)   [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Focused Growth &
Income Fund                  Class A      Class R       Class K      Class I
                             -------      -------       -------      -------

Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(a)   [_____]%(b)  [_____]%(b)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____](a)    [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Balanced Shares              Class A      Class R       Class K      Class I
                             -------      -------       -------      -------

Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(a)   [_____]%(b)  [_____]%(b)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%(a)   [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Utility Income Fund          Class A      Class R       Class K      Class I
                             -------      -------       -------      -------

Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(f)   [_____]%(f)  [_____]%(f)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Real Estate
Investment Fund              Class A      Class R       Class K      Class I
                             -------      -------       -------      -------
Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(f)   [_____]%(f)  [_____]%(f)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
International Value Fund     Class A      Class R       Class K      Class I
                             -------      -------       -------      -------
Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(a)   [_____]%(b)  [_____]%(b)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%(a)   [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------
Waiver and/or Expense
   Reimbursement (d)        ([_____])%   ([_____])%    ([_____])%   ([_____])%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------
Net Expenses                 [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years (e)    $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years (e)    $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years (e)   $[_____]       $[_____]        $[_____]         $[_____]

Please refer to the footnotes on page [____].

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein
Global Value Fund            Class A      Class R       Class K      Class I
                             -------      -------       -------      -------
Management Fees              [_____]%     [_____]%      [_____]%     [_____]%
Distribution and/or
   Shareholder Service
   (12b-1) Fees              [_____]%     [_____]%      [_____]%     [_____]%
Other Expenses:
   Transfer Agent            [_____]%     [_____]%(f)   [_____]%(f)  [_____]%(f)
   Other Expenses            [_____]%     [_____]%      [_____]%     [_____]%
Total Other Expenses         [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
Total Fund Operating
   Expenses (c)              [_____]%     [_____]%      [_____]%     [_____]%
                            ---------    ---------     ---------    ---------
                            ---------    ---------     ---------    ---------

                                    Examples
--------------------------------------------------------------------------------

                      Class A        Class R         Class K          Class I
                      -------        -------         -------          -------
After 1 Year         $[_____]       $[_____]        $[_____]         $[_____]
After 3 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 5 Years        $[_____]       $[_____]        $[_____]         $[_____]
After 10 Years       $[_____]       $[_____]        $[_____]         $[_____]

(a) The transfer agent fee payable as a percentage of net assets is 0.06%. The transfer agent fees also include an administrative services fee for the third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%.

(b) The transfer agent fee payable as a percentage of net assets is 0.05% for Class K shares and 0.02% for Class I shares. The transfer agent fees also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.15% for Class K shares and 0.10% for Class I shares.

(c) Restated to exclude expenses attributable to estimated costs of proxy solicitation that have been incurred during 2005 or that are expected to be incurred in 2006. These amounts for each Fund are as follows:

      Fund                                                  Amount
      ----                                                  ------
      AllianceBernstein Value Fund                          [____]%
      AllianceBernstein Small/Mid Cap Value Fund            [____]%
      AllianceBernstein Growth and Income Fund              [____]%
      AllianceBernstein Focused Growth & Income Fund        [____]%
      AllianceBernstein Balanced Shares                     [____]%
      AllianceBernstein Utility Income Fund                 [____]%
      AllianceBernstein Real Estate Investment Fund         [____]%
      AllianceBernstein International Value Fund            [____]%
      AllianceBernstein Global Value Fund                   [____]%

(d) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year (which ends November 30, 2006) and may be extended by Alliance for additional one-year terms.

(e) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its current period.

(f) The transfer agent fee payable as a percentage of net assets is 0.06% for Class R shares, 0.05% for Class K shares and 0.02% for Class I shares. The transfer agent fees also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20% for Class R shares, 0.15% for Class K shares and 0.10% for Class I shares.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Funds offer four classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, pension plan consultants or other "financial intermediaries" who distribute shares of the Funds and your individual financial advisor under "Payments to Financial Intermediaries."

HOW TO BUY SHARES

Class A, Class R, Class K and Class I shares are available at net asset value, or NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund (`group retirement plans"), as follows:

Class A shares offered through this Prospectus are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and are available to certain investment advisory clients of, and certain other persons associated with, Alliance and its affiliates.

Class A, Class R, Class K and Class I shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Required Information
A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

General
ABIRM may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees) or CDSCs. Please see below for a discussion of how CDSCs are calculated.

--------------------------------------------------------------------------------
                            WHAT IS A RULE 12b-1 FEE?

      A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the relevant Fund's fee table near the front of this Prospectus.
--------------------------------------------------------------------------------

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees
Each Fund has adopted plans under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                         Distribution and/or
                                         Service (Rule 12b-1)
                                         Fee (as a Percentage
                                         of Aggregate Average
                                          Daily Net Assets)
                         -----------------------------------------------------

        Class A                                   0.30%
        Class R                                   0.50%
        Class K                                   0.25%
        Class I                                    None

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial intermediary.

Class A Shares
Class A shares offered through this Prospectus do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. When a non-AllianceBernstein-sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. In addition, when a group retirement plan ceases to participate in an AllianceBernstein sponsored group retirement plan program, investments in the Funds' Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of shares being redeemed.

Class R, Class K and Class I shares
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS

Each Fund offers distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for group retirement plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and a Fund's SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class parameters as set forth in this Prospectus and a Fund's SAI. Group retirement plans also may not offer all classes of shares of a Fund. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries market and sell shares of the Funds. These financial intermediaries may receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you may pay.

--------------------------------------------------------------------------------
                        What is a Financial Intermediary?

     A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, pension plan consultants and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
--------------------------------------------------------------------------------

In the case of Class A shares, the Funds' principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM, may pay financial intermediaries a fee of up to 1%. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class R shares, up to 100% of the Rule 12b-1 fee applicable to Class R shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R shares.

In the case of Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class K shares.

--------------------------------------------------------------------------------
     Your financial advisor's firm receives compensation from the Funds, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

     -    12b-1 fees
     -    additional distribution support
     -    defrayal of costs for educational seminars and training
     - payments related to providing shareholder recordkeeping and/or transfer agency services

     Please read this Prospectus carefully for information on this compensation.
--------------------------------------------------------------------------------

Other Payments for Distribution Services and Educational Support
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

For 2006, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately [_____]% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $[_____]. In 2005, ABIRM paid approximately [_____]% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $[_____] for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to allow ABIRM to provide information for educational and marketing purposes. ABIRM's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the Funds.

The Funds and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Funds--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds--Annual Fund Operating Expenses" above.

--------------------------------------------------------------------------------
     If one mutual fund sponsor makes greater distribution assistance payments than another, your financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, the financial intermediary may have an incentive to recommend that class.
--------------------------------------------------------------------------------

As of the date of the Prospectus, ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

          Advest
          A.G. Edwards
          AIG Financial Advisors
          Ameriprise Financial Services
          AXA Advisors
          Banc of America
          Bank One Securities Corp.
          BNY Investment Center
          Charles Schwab
          Chase Investment Services
          Citicorp Investment Services
          Citigroup Global Markets
          Commonwealth Financial Network
          Independent Financial Marketing Group
          ING Advisors Network
          Legg Mason
          Lincoln Financial Advisors
          Linsco/Private Ledger
          McDonald Investments
          Merrill Lynch
          Morgan Stanley
          Mutual Service Corporation
          National Financial
          National Planning Holdings
          New England Securities
          PFS Investments
          Piper Jaffray
          Raymond James
          RBC Dain Rauscher
          Signator Investments
          Securities America
          SunTrust Bank
          UBS AG
          UBS Financial Services
          Uvest Financial Services
          Wachovia Securities
          Walnut Street Securities
          Wells Fargo Investments

Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange through your financial intermediary. In order to receive a day's NAV, your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Funds may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Your financial intermediary must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your financial intermediary is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund's Board of Trustees has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

Funds that may invest significantly in foreign securities, such as AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, the AllianceBernstein Growth and Income Fund, AllianceBernstein Focused Growth &Income Fund, AllianceBernstein Balanced Shares, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund, may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Funds may be adversely affected by price arbitrage to a greater extent when they invest significantly in small cap securities, technology and other specific industry sector securities. Because they may invest in certain fixed-income securities, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund and AllianceBernstein Real Estate Investment Fund also may be adversely affected by price arbitrage to a greater extent.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Funds will seek to prevent such practices to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The Funds, through their agents, ABIRM and AGIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

     o Account Blocking Procedures. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

     o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Funds, the Funds will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

HOW THE FUNDS VALUE THEIR SHARES

Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Fund's Board of Directors or Trustees. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

Your order for purchase, sale or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

MORE INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provided additional information about the Funds' investment practices and risks. Most of these investment practices are discretionary, which means that Alliance may or may not decide to use them. This Prospectus does not describe all of a Fund's investment practices and additional descriptions of each Fund's strategies, investments, and risks can be found in the Fund's SAI.

Derivatives         Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

                    There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

                    A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that the counterparty will not perform its obligations.

                    The Funds may use the following types of derivatives.

               o Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. The Funds' investments in forward contracts include the following.

                    --Forward Currency Exchange Contracts. A Fund may purchase or sell currency exchange contracts to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies. A Fund may enter into a forward contract as transaction hedge (to "lock in" the U.S. dollar price of a non-U.S. dollar security), as position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign current against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

               o Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise.

               o Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds' investments include the following:

                    --Options on Foreign Currencies. A Fund invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated securities held by a Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs.

                    --Options on Securities. A Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. Normally, a Fund will write only "covered" option, which means writing an option for securities the Fund owns, but may write an uncovered call option for cross-hedging purposes.

                    --Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

               o Swap Transactions. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The Funds' investments in swap transactions include the following:

                    --Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. The value of the reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

                    Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

                    --Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

                    --Interest Rate Swaps, Caps, and Floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

                    The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

                    Interest rate swap, cap, and floor transactions may be used to preserve a return or spread on a particular investment or a portion of a Fund's portfolio or protecting against an increase in the price of securities a Fund anticipates purchasing at a later date. A Fund may enter into interest rate swaps, caps, and floors on either an asset- based or liability-based basis, depending upon whether it is hedging its assets or liabilities. These transactions do not involve the delivery of securities or other underlying assets or principal.

                    Unless there is a counterparty default, the risk of loss to a Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

               o    Other Derivative Investments

                    --Synthetic Foreign Equity Securities. The Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These type of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

                    The Funds will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

                    The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the credit-worthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Convertible         Prior to conversion, convertible securities have the same
Securities          general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

Depositary Receipts Depositary receipts may not necessarily be denominated in
Receipts and        the same currency as the underlying securities into which
Securities of       they may be converted. In addition, the issuers of the stock
Supranational       of unsponsored depositary receipts are not obligated to
Entities            disclose material information in the United States and,
                    therefore, there may not be a correlation between such information and the market value of the depositary receipts.
                    ADRs are depositary receipts typically issued by an U.S.
                    bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S.
                    company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

                    A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

 Forward            Forward commitments for the purchase or sale of securities
 Commitments        may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities
                    (i.e., a "when, as and if issued" trade).

                    The AllianceBernstein Real Estate Investment Fund may invest significantly in TBA-mortgaged-backed securities. A TBA or "To Be Announced" trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed rate or variable rate mortgages) guaranteed by GNMA, FNMA or FHLMC are subsequently allocated to the TBA transactions.

                    When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrues to the purchaser prior to the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

Illiquid            Under current SEC Guidelines, the Funds limit their
Securities          investments in illiquid securities to 15% of their net
                    assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in       Subject to the restrictions and limitations of the 1940 Act,
Other Investment    a Fund may invest in other investment companies whose
Companies           investment objectives and policies are substantially similar to those of the Fund. If a Fund acquires shares in investment companies, shareholders would bear indirectly, the expenses of such investment companies (including management and advisory fees), which are in addition to the Fund's expenses. A Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Loans of Portfolio  For the purposes of achieving income, a Fund may make
Securities          secured loans of portfolio securities to brokers, dealers
                    and financial institutions, provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the possible loss of rights in the collateral or delay in the recovery of collateral if the borrower fails to return the securities loaned or becomes insolvent. When a fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Mortgage-Backed     Interest and principal payments (including prepayments) on
Securities and      the mortgages underlying mortgage-backed securities are
Associated Risks    passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available.
                    Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

                    Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

                    Guaranteed Mortgage Pass-Through Securities.
                    AllianceBernstein Real Estate Investment Fund may invest in guaranteed mortgage pass-through securities, which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

                    Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMICs are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMICs in various ways. Each class of CMOs or REMICs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMICs on a monthly basis. AllianceBernstein Real Estate Investment Fund will not invest in the lowest tranche of CMOs and REMICs.

                    Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgage assets and any reinvestment income.

                    A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although AllianceBernstein Real Estate Investment Fund does not intend to invest in residual interests.

Additional Risk     Although AllianceBernstein Real Estate Investment Fund does
Considerations      not invest directly in real estate, it invests primarily in
Real Estate         Real Estate Equity Securities and has a policy of
Investments         concentration of its investments in the real estate
                    industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:
                    possible declines in the value of real estate; risks related to general and local economic conditions;
                    possible lack of availability of mortgage funds;
                    overbuilding; extended vacancies of properties;
                    increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
                    To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

                    REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

                    Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

Additional Risk     The Fund's principal risks include those that arise from its
Considerations for its investing primarily in electric utility companies. Investments in the Factors affecting that industry sector can have a
Utility Industry    significant effect on the Fund's net asset value. The U.S.
                    utilities industry has experienced significant changes in recent years. Regulated electric utility companies in general have been favorably affected by the full or near completion of major construction programs and lower financing costs. In addition, many regulated electric utility companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Regulatory changes, however, could increase costs or impair the ability of nuclear and conventionally fueled generating facilities to operate their facilities and reduce their ability to make dividend payments on their securities. Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes ordinarily lag behind changes in financing costs and can favorably or unfavorably affect the earnings or dividend pay-outs of utilities stocks depending upon whether the rates and costs are declining or rising.

                    Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs, costs associated with compliance with environmental and nuclear safety regulations, service interruptions, economic slowdowns, surplus capacity, competition, and regulatory changes. There also can be no assurance that regulatory policies or accounting standards changes will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. Because of the Fund's policy of concentrating its investments in utility companies, the Fund is more susceptible than most other mutual funds to economic, political or regulatory occurrences affecting the utilities industry.

                    Non-U.S. utility companies, like those in the U.S., are generally subject to regulation, although the regulation may or may not be comparable to domestic regulations. Non-U.S. utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the U.S. As in the U.S., non-U.S. utility companies generally are required to seek government approval for rate increases. In addition, many non-U.S. utility companies use fuels that cause more pollution than those used in the U.S. and may yet be required to invest in pollution control equipment. Non-U.S. utility regulatory systems vary from country to country and may evolve in ways different from regulation in the U.S. The percentage of the Fund's assets invested in issuers of particular countries will vary.

Repurchase          Each Fund may enter into repurchase  agreements in which a
Agreements          Fund purchases a security from a bank or broker-dealer,
                    which agrees to resell it to the Fund at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining
                    "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

Rights and          Rights and warrants are option securities permitting their
Warrants            holders  to  subscribe  for other securities. Rights are
                    similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales         The Funds may make short  sales a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

                    If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Standby Commitment  Standby commitment agreements are similar to put options
Agreements          that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

                    There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Foreign (Non-U.S.)  Investing in foreign securities involves special risks and
Securities          considerations not typically associated with investing in
                    U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

                    Securities registration, custody, and settlements may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

                    A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S.

                    Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

                    The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

                    Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that Alliance currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

                      [Insert list of countries or delete]

                    Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                    Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign (Non-       A Fund that invests some portion of its assets in securities
U.S.) Currencies    denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

Investment in       Investments in securities rated below investment grade may
Below Investment    be subject to greater risk of loss of principal and
Grade Fixed-        interest than higher-rated securities. These securities are
Income Securities   also generally considered to be subject to greater market
                    risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

                    The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

Future              A Fund may, following written notice to its shareholders,
Developments        take advantage of other investment practices that are not
                    currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund.
                    Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Changes in          A Fund's Board of Directors or Trustees may change a Fund's
Investment          investment objective without shareholder approval. The Fund
Objectives and      will provide shareholders with 60 days' prior written notice
Policies            of any material  change to the Fund's investment objective.
                    Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

General The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Portfolio           The portfolio turnover rate for each Fund is included in the
Turnover            Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary           For temporary defensive purposes in an attempt to respond to
Defensive           adverse market, economic, political or other conditions,
Position            each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

Portfolio           Alliance publishes a complete schedule of the portfolio
Holdings            holdings for the AllianceBernstein Value Funds monthly on
                    www.AllianceBernstein.com (click on the Pricing &
                    Performance quick link to select the Fund). Alliance posts the schedule on the website as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. In addition, Alliance may post information about the number of securities a Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the fund's investments by country, sector and industry, as applicable.
                    Each Fund's SAI includes a description of the policies and procedures that apply to disclosure of the Fund's portfolio holdings.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESMENT ADVISER

Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 2005 totaling approximately $[_____] billion (of which approximately $[_____] billion represented assets of investment companies). As of December 31, 2005, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including [_____] of the nation's FORTUNE 100 companies), for public employee retirement funds in [_____] states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The [_____] registered investment companies managed by Alliance, comprising [_____] separate investment portfolios, currently have approximately [_____] million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, each of the Funds paid Alliance during its most recent fiscal year, a percentage of average daily net assets as follows:


                                            Fee as a percentage of
Fund                                       average daily net assets*  Fiscal Year Ended
----                                       ------------------------   -----------------
AllianceBernstein Value Fund                       [_____]%                11/30/05

AllianceBernstein Small/Mid Cap Value Fund         [_____]%                11/30/05

AllianceBernstein Growth and Income Fund           [_____]%                10/31/05

AllianceBernstein Focused Growth & Income
Fund                                               [_____]%                11/30/05

AllianceBernstein Balanced Shares                  [_____]%                11/30/05

AllianceBernstein Utility Income Fund              [_____]%                11/30/05

AllianceBernstein Real Estate Investment
Fund                                               [_____]%                11/30/05

AllianceBernstein International Value Fund         [_____]%                11/30/05

AllianceBernstein Global Value Fund                [_____]%                11/30/05

----------------------------------------------------------------------------------------

* Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Funds" at the beginning of the Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board of Directors'/Trustees' approval of each Fund's investment advisory agreement is available in the Fund's annual report to shareholders for the fiscal year ended shown in the table above.

In connection with investments in real estate securities, Alliance has, at its expense, retained as a consultant CBRE. CBRE is a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property and facilities management, real estate finance, and investment advisory services.

PORTFOLIO MANAGERS

The management of and investment decisions for the AllianceBernstein Growth and Income Fund and AllianceBernstein Focused Growth & Income Fund are made by the Adviser's Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. While the members of the team work jointly to determine the investment strategy, including security selection, for the Funds, Mr. Frank Caruso, CIO of the Adviser's Relative Value Investment Team, is primarily responsible for the day-to-day management of AllianceBernstein Growth and Income Fund (since 2004) and AllianceBernstein Focused Growth & Income Fund (since inception). Mr. Caruso is a Senior Vice President of the Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, with which he has been associated in a substantially similar capacity to his current position since prior to 2000.

The day-to-day management of and investment decisions for AllianceBernstein Utility Income Fund are made by Ms. Annie Tsao, Senior Vice President and Research Analyst. Ms. Tsao has been responsible for the Fund's investments since 2003, and has been associated with ACMC in a substantially similar capacity to her current position since prior to 2000. Ms. Tsao is a member of the Adviser's Utility Research Team. In addition, Ms. Tsao relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The management of and investment decisions for AllianceBernstein Balanced Shares are made by the Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the Global Credit Research Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff while the Global Credit Research Team relies on its own internal research staff. While the members of the Balanced Shares Investment Team work jointly to determine the investment strategy, as of March 1, 2005, Mr. Stephen Pelensky of the Relative Value Investment Team is responsible for the day-to-day management of the equity component of the Fund's portfolio and Mr. John Kelley of the Global Credit Research Team is responsible for day-to-day management of the debt component of the Fund's portfolio (since 2002). Mr. Pelensky is a Senior Vice President of ACMC with which he has been associated in a substantially similar capacity to his current position since prior to 2000. Mr. Kelley is a Senior Vice President of ACMC with which he has been associated since prior to 2000.

The management of and investment decisions for each of the other Funds' portfolios are made by certain Investment Policy Groups. Each Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for each Fund's portfolio.

The following table lists the Investment Policy Groups, the persons within each Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

Fund and Responsible                                           Principal Occupation
Group                      Employee; Year; Title               During the Past Five (5) Years
-----------------------    --------------------------------    ---------------------------------
AllianceBernstein Value    Marilyn G. Fedak; since             Executive Vice President of
Fund                       inception--Executive Vice           ACMC since October 2000. She is
                           President of ACMC and Head of       Head of SCB's Value Equities
                           Sanford C. Bernstein & Co.,         Business and Co-Chief
U.S. Value Investment      Inc. ("SCB") Value Equities         Investment Officer of U.S.
Policy Group               Business and Co-Chief               Value Equities. Prior thereto
                           Investment Officer-U.S. Value       she was Chief Investment
                           Equities                            Officer and Chairman of the
                                                               U.S. Equity Investment Policy
                                                               Group at SCB since prior to
                                                               2000.

                           John Mahedy; since 2005--Senior     Senior Vice President of ACMC
                           Vice President of ACMC and          since October 2000, Co-Chief
                           Co-Chief Investment Officer of      Investment Officer of US Value
                           US Value Equities                   Equities since 2003 and
                                                               Director of Research-US Value
                                                               Equities since 2001. Prior
                                                               thereto Senior Research Analyst
                                                               for SCB since prior to 2000.

                           Christopher Marx; since             Senior Vice President of ACMC
                           2005--Senior Vice President of      with which he has been
                           ACMC                                associated since prior to 2000.

                           John D. Philips; since              Senior Vice President of ACMC
                           2005--Senior Vice President of      with which he has been
                           ACMC                                associated since prior to 2000.

AllianceBernstein          Joseph G. Paul; since               Senior Vice President of ACMC
Small/Mid Cap Value Fund   2002--Senior Vice President ACMC    and Chief Investment
                           and Chief Investment of Officer     Officer--Small and
                           of Small and Mid-                   Mid-Capitalization Value
Small/Mid Cap Value        Capitalization Value Equities       Equities since 2002 and
Investment Policy Group    and Co-Chief Investment Officer     Co-Chief Investment Officer of
                           of Real Estate Equity               Real Estate Equity Securities
                           Securities since 2004.              since 2004. He is also Chief
                                                               Investment Officer of Advanced
                                                               Value at ACMC since October
                                                               2000 and held the same position
                                                               at SCB since prior to 2000.

                           James W. MacGregor; since           Senior Vice President of ACMC
                           2005--Senior Vice President of      since October 2000. Prior
                           ACMC and Director of                thereto he was a Senior
                           Research--Small and Mid Cap         Research Analyst at SCB since
                           Value Equities                      prior to 2000. He is also
                                                               currently Director of
                                                               Research-Small and Mid Cap
                                                               Value Equities.

                           David Pasquale; since 2005--Vice    Vice President of ACMC since
                           President of ACMC                   October 2000. Prior thereto he
                                                               was a research associate at SCB
                                                               since prior to 2000.

                           Andrew J. Weiner; since             Senior Vice President of ACMC
                           2005--Senior Vice President of      since October 2000.  Prior
                           ACMC                                thereto  he was a research
                                                               associate at SCB since prior to
                                                               2000.

AllianceBernstein          Sharon E. Fay; since                Executive Vice President and
International Value Fund   2005--Executive Vice President      Chief Investment Officer of UK,
                           of ACMC and Chief Investment        European and Global Value
International Value        Officer of Global Value Equities    Equities since June 2003. She
Investment Policy Group                                        has continued to serve as Chief
                                                               Investment Officer of UK and
                                                               European Value Equities at ACMC
                                                               since 2000, and Chairs the
                                                               Global, European and U.K. Value
                                                               Investment Policy Groups since
                                                               prior to 2000.

                           Kevin F. Simms; since               Senior Vice President and
                           inception--Senior Vice President    Co-Chief Investment Officer of
                           of ACMC, Co-Chief Investment        International Value Equities at
                           Officer of International Value      ACMC since 2003.  He is also
                           Equities and Director of            Director of Research for
                           Research for International          International Value and Global
                           Value and Global Value Equities     Value Equities at ACMC since
                                                               October 2000. Prior thereto, he
                                                               was Director of Research for
                                                               Emerging Markets Value Equities
                                                               at SCB since prior to 2000.

                           Henry S. D'Auria; since             Senior Vice President of ACMC
                           2003--Senior Vice President of      since October 2000, Chief
                           ACMC, Chief Investment Officer      Investment Officer of Emerging
                           of Emerging Markets Value           Markets Value Equities since
                           Equities and Co-Chief               2002 and Co- Chief Investment
                           Investment Officer of               Officer of International Value
                           International Value Equities        Equities of ACMC since June
                                                               2003.  He is also Chief
                                                               Investment Officer of Emerging
                                                               Markets Value Equities at ACMC
                                                               since 2002. Prior thereto, he
                                                               was Director of Research of
                                                               Small Cap Value and Emerging
                                                               Markets Value Equities at SCB
                                                               since prior to 2000.

                           Giulio A. Martini; since            Senior Vice President of ACMC
                           2005--Senior Vice President of      with which he has been
                           ACMC                                associated since prior to 2000.

AllianceBernstein Global   Sharon Fay; since 2003-- (see       (see above)
Value Fund                 above)

Global Value Investment
Policy Group

                           Kevin F. Simms; since               (see above)
                           inception--(see above)

                           Henry S. D'Auria; since 2005--      (see above)
                           (see above)

                           Giulio A. Martini; since            (see above)
                           2005--(see above)

AllianceBernstein Real     Joseph G. Paul; since 2004--(see    (see above)
Estate Investment Fund     above)

REIT Investment Policy
Group

                           Teresa Marziano; since              Senior Vice President of ACMC
                           2004--Senior Vice President of      since October 2000 and co-Chief
                           ACMC and co-Chief Investment        Investment Officer of Real
                           Officer of Real Estate              Estate Investments since July
                           Investments                         2004. Prior thereto, she was a
                                                               Senior Analyst of investment
                                                               research at SCB since prior to
                                                               2000.

Additional Information about the Portfolio Managers may be found in each Fund's SAI.

Legal Proceedings

As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that Alliance's registered investment company clients, including the Funds, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, Alliance began waiving a portion of the advisory fee it receives for managing the Funds. On September 7, 2004, each Fund's advisory agreement was amended to reflect the reduced advisory fee.

A special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of Alliance's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations. In addition, the Independent Directors of the Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of Alliance ("Alliance defendants"); and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed in various federal and state courts against Alliance and certain other defendants, and others may be filed. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and all removed state court actions, to the United States District Court for the District of Maryland.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Commission Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, Alliance received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require Alliance to produce documents concerning, among other things, any market timing or late trading in Alliance's sponsored mutual funds. Alliance responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against Alliance, Alliance Holding, and various other defendants not affiliated with Alliance. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. That motion is pending.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to Alliance and Alliance Holding. The Summary Order claims that Alliance and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. The time for Alliance and Alliance Holding to respond to the Summary Order has been extended. Alliance intends to vigorously defend against the allegations in the WVAG Complaint and the Summary Order.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against Alliance, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Compliant was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violations of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed.

It is possible that these matters and or other developments resulting from these matters could result in increased redemptions of the Funds' shares or other adverse consequences to the Funds. However, Alliance believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES

AGIS acts as the transfer agent for the Funds. AGIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than on how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" -- as further defined in the Funds' SAI -- will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to AllianceBernstein Real Estate Investment Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within non-U.S. countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund, such as AllianceBernstein International Value Fund or AllianceBernstein Global Value Fund, is liable for foreign income taxes withheld at the source, each such Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

For tax purposes, an exchange is treated as a sale of Fund shares. The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

Non-U.S. Shareholders
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAI for information on how you may be affected by the American Jobs Creation Act of 2004, including new rules for Fund distributions of gain attributable to "U.S. real property interests."

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities are (i) common stocks, partnership interests, business trust shares, and other equity ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares, and interests.

Fixed-income securities are investments, such as bonds or other debt securities or preferred stocks that pay a fixed rate of return.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Russell 1000(R) Value Index measures the performance of those Russell 1000 companies (the largest 1,000 U.S. companies by capitalization) with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, the Russell 1000(R) Growth Index and the Russell 1000(R) Value Index.

Russell 2500TM Value Index measures the performance of those Russell 2500 companies (based on capitalization, the smallest 2,500 U.S. companies from among the largest 3,000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Russell 2500(TM) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, the Russell Growth 2500(TM) Index and the Russell 2500(TM) Value Index.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for AllianceBernstein Growth and Income Fund, AllianceBernstein Balanced Shares and AllianceBernstein Utility Income Fund, and by Ernst & Young LLP, the independent registered public accounting firm for AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

                                        Income from Investment Operations                Less Dividends and Distributions
                                        ----------------------------------              ----------------------------------

                                                    Net Gains
                                                   or Losses on                                 Distributions
                            Net Asset     Net      Investments                     Dividends    in Excess of    Tax   Distributions
                              Value,   Investment  (both realized   Total from     from Net         Net       Return       From
                            Beginning    Income       and          Investment     Investment     Investment     Of       Capital
Fiscal Year or Period       of Period   (Loss)(a)   unrealized)     Operations      Income         Income      Capital    Gains
---------------------       ---------   ---------   -----------     ----------      ------         ------      -------    -----
AllianceBernstein Value
Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...        10.96      .14(c)(d)    1.63           1.77             (.10)          0.00       0.00        0.00
Year ended 11/30/03...         9.44      .11          1.48           1.59             (.07)          0.00       0.00        0.00
Year ended 11/30/02...        10.26      .10          (.87)          (.77)            (.05)          0.00       0.00        0.00
3/29/01+ to 11/30/01..        10.00      .06(c)        .20            .26             0.00           0.00       0.00        0.00
Class R
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...        10.95      .12(c)(d)    1.64           1.76             (.08)          0.00       0.00        0.00
11/03/03++ to 11/30/03        10.91      .01           .03            .04             0.00           0.00       0.00        0.00
Class K
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class I
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
AllianceBernstein
Small/Mid Cap Value Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...        14.62      .01(c)(d)    3.00           3.01             0.00           0.00       0.00        (.40)
Year ended 11/30/03...        11.19      .02(c)       3.48           3.50             (.07)          0.00       0.00        0.00
Year ended 11/30/02...        11.37      .10(c)       (.11)          (.01)            (.08)          0.00       0.00        (.09)
3/29/01+ to 11/30/01..        10.00      .09(c)       1.28           1.37             0.00           0.00       0.00        0.00
Class R
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...        14.62     (.06)(c)(d)   3.05           2.99             0.00           0.00       0.00        (.40)
11/03/03++ to 11/30/03        14.24      .00(h)        .38            .38             0.00           0.00       0.00        0.00
Class K
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class I
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
AllianceBernstein Growth
And Income Fund
Class A
Year ended 10/31/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 10/31/04...         3.15      .03(c)(d)     .34            .37             (.03)          0.00       0.00        (.01)
Year ended 10/31/03...         2.60      .03           .56            .59             (.02)          0.00       (.02)       0.00
Year ended 10/31/02...         3.42      .03          (.71)          (.68)            (.02)          0.00       (.02)       (.10)
Year ended 10/31/01...         4.07      .02          (.39)          (.37)            (.04)          0.00       0.00        (.24)
Class R
Year ended 10/31/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
11/03/03++ to 10/31/04         3.17      .02(c)(d)     .32            .34             (.02)          0.00       0.00        (.01)
Class K
3/01/05++ to 10/31/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class I
3/01/05++ to 10/31/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]

Please refer to the footnotes on pages [___] and [___].

                                 Less
                            Dividends and       Less
                            Distributions   Distributions                                       Ratios/Supplemental Data
                            ------------    -------------                                       -------------------------
                                               Total     Net Asset            Net Assets      Ratio of   Ratio of Net
                            Distributions    Dividends    Value,              End of Period   Expenses   Income (Loss)
                             in Excess of       and      End of     Total     (000's         to Average   to Average     Portfolio
Fiscal Year or Period       Capital Gains  Distributions Period     Return(b)  omitted)      Net Assets   Net Assets   Turnover Rate
---------------------       -------------  ------------- ------     ---------  --------      ----------   ----------   -------------

AllianceBernstein Value
Fund
Class A
Year ended 11/30/05...    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...       0.00            (.10)      12.63       16.26        187,004       1.18(f)       1.17(c)(d)     27
Year ended 11/30/03...       0.00            (.07)      10.96       16.93        136,924       1.45          1.12           27
Year ended 11/30/02...       0.00            (.05)       9.44       (7.56)        95,295       1.45           .99           11
3/29/01+ to 11/30/01..       0.00            0.00       10.26        2.60         59,437       1.71*(f)       .79*(c)       14
Class R
Year ended 11/30/05...    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...       0.00            (.08)      12.63       16.11            665       1.40(f)       1.07(c)(d)     27
11/03/03++ to 11/30/03       0.00            0.00       10.95        0.37             10       1.81*         1.16*          27
Class K
3/01/05++ to 11/30/05.    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05.    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
AllianceBernstein
Small/Mid Cap Value Fund
Class A
Year ended 11/30/05...    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...       0.00            (.40)      17.23       21.07        308,303       1.17(f)        .06(c)(d)     31
Year ended 11/30/03...       0.00            (.07)      14.62       31.50        182,631       1.40(f)        .16(c)        23
Year ended 11/30/02...       0.00            (.17)      11.19        (.12)       113,070       1.40(f)        .80(c)        30
3/29/01+ to 11/30/01..       0.00            0.00       11.37       13.70         34,883       1.53*(f)      1.29*(c)       15
Class R
Year ended 11/30/05...    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...       0.00            (.40)      17.21       20.93            453       1.35(f)       (.38)(c)(d)    31
11/03/03++ to 11/30/03       0.00            0.00       14.62        2.67             10       1.60*(f)       .21*(c)       23
Class K
3/01/05++ to 11/30/05.    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05.    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
AllianceBernstein Growth
And Income Fund
Class A
Year ended 10/31/05...    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Year ended 10/31/04...       0.00            (.04)       3.48       11.77      2,893,373       1.02(f)        .85(c)(d)     48
Year ended 10/31/03...       0.00            (.04)       3.15       22.89      3,003,001       1.22           .94           43
Year ended 10/31/02...       0.00            (.14)       2.60      (20.89)     2,553,700       1.14           .83           75
Year ended 10/31/01...       0.00            (.28)       3.42       (9.49)     2,914,367       1.09           .64           67
Class R
Year ended 10/31/05...    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
11/03/03++ to 10/31/04       0.00            (.03)      3.48       10.81             147        1.16*         .67*(c)(d)    48
Class K
3/01/05++ to 10/31/05.    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 10/31/05.    $[_____]        $[_____]    $[_____]    [_____]%      $[_____]    [_____]%       [_____]%       [_____]%

Please refer to the footnotes on pages [___] and [___].


                                        Income from Investment Operations                Less Dividends and Distributions
                                        ----------------------------------              ----------------------------------

                                                    Net Gains
                                                   or Losses on                                 Distributions
                            Net Asset     Net      Investments                     Dividends    in Excess of    Tax   Distributions
                              Value,   Investment  (both realized   Total from     from Net         Net       Return       From
                            Beginning    Income       and          Investment     Investment     Investment     Of       Capital
Fiscal Year or Period       of Period   (Loss)(a)   unrealized)     Operations      Income         Income      Capital    Gains
---------------------       ---------   ---------   -----------     ----------      ------         ------      -------    -----

AllianceBernstein
Focused Growth & Income
Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...         13.27       .10(c)(d)    1.32           1.42             0.00           0.00     0.00          0.00
Year ended 11/30/03...         10.85      (.01)         2.43           2.42             0.00           0.00     0.00          0.00
Year ended 11/30/02...         13.09      (.01)        (2.23)         (2.24)            0.00           0.00     0.00          0.00
Year ended 11/30/01...         11.42      (.07)(c)      1.82           1.75             0.00           0.00     0.00          0.00
Class R
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...         13.27       .18(c)(d)    1.21           1.39             0.00           0.00     0.00          0.00
11/03/03++ to 11/30/03         13.16      0.00(h)        .11            .11             0.00           0.00     0.00          0.00
Class K
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class I
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
AllianceBernstein
Balanced Shares
Class A
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...         15.13       .31(c)(d)    1.61           1.92             (.24)          0.00     0.00          0.00
8/01/03 to 11/30/03+++         14.54       .09           .58            .67             (.08)          0.00     0.00          0.00
Year ended 7/31/03....         13.26       .28          1.32           1.60             (.29)          0.00     (.03)         0.00
Year ended 7/31/02(g).         15.96       .35         (2.35)         (2.00)            (.34)          0.00     0.00          (.36)
Year ended 7/31/01....         15.53       .39          1.16           1.55             (.38)          0.00     0.00          (.74)
Class R
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...         15.13       .30(c)(d)    1.58           1.88             (.21)          0.00     0.00          0.00
11/03/03++ to 11/30/03         15.09       .02           .02            .04             0.00           0.00     0.00          0.00
Class K
3/01/05++ to 11/30/05       $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class I
3/01/05++ to 11/30/05       $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
AllianceBernstein
Utility Income Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Year ended 11/30/04...         12.39       .35(c)(d)    3.11           3.46             (.31)          0.00     0.00          0.00
Year ended 11/30/03...         11.01       .32(c)       1.30           1.62             (.24)          0.00     0.00          0.00
Year ended 11/30/02...         14.17       .27(c)      (3.17)         (2.90)            (.26)          0.00     0.00          0.00
Year ended 11/30/01...         17.90       .23         (2.88)         (2.65)            (.97)          0.00     (.11)         0.00
Class R
11/03/03++ to 11/30/05      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class K
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]
Class I
3/01/05++ to 11/30/05.      $[_____]   $[_____]     $[_____]       $[_____]         $[_____]       $[_____]   $[_____]    $[_____]

------------------------------------------------------------------------------------------------------------------------------------

Please refer to the footnotes on pages [___] and [___].

                                 Less
                            Dividends and       Less
                            Distributions   Distributions                                       Ratios/Supplemental Data
                            ------------    -------------                                       -------------------------
                                               Total     Net Asset            Net Assets      Ratio of   Ratio of Net
                            Distributions    Dividends    Value,              End of Period   Expenses   Income (Loss)
                             in Excess of       and      End of     Total     (000's         to Average   to Average     Portfolio
Fiscal Year or Period       Capital Gains  Distributions Period     Return(b)  omitted)      Net Assets   Net Assets   Turnover Rate
---------------------       -------------  ------------- ------     ---------  --------      ----------   ----------   -------------
AllianceBernstein
Focused Growth & Income
Fund
Class A
Year ended 11/30/05...     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...         0.00          0.00        14.69       10.70      224,377       1.19(f)       .73(c)(d)       132
Year ended 11/30/03...         0.00          0.00        13.27       22.30      163,169       1.51         (.12)            159
Year ended 11/30/02...         0.00          0.00        10.85      (17.11)      75,413       1.59         (.10)            218
Year ended 11/30/01...         (.08)         (.08)       13.09       15.40       76,617       1.85(f)      (.55)(c)         299
Class R
Year ended 11/30/05...     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...         0.00          0.00        14.66       10.48          241       1.45(f)      1.25(c)(d)       132
11/03/03++ to 11/30/03         0.00          0.00        13.27         .84           10       1.83*        (.26)*           159
Class K
3/01/05++ to 11/30/05.     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05.     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
AllianceBernstein
Balanced Shares
Class A
Year ended 11/30/05...     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...         0.00          (.24)       16.81       12.78      788,685        .97(f)      1.93(c)(d)        58
8/01/03 to 11/30/03+++         0.00          (.08)       15.13        4.62      587,685       1.07*        1.84*             29
Year ended 7/31/03....         0.00          (.32)       14.54       12.29      525,637       1.12         2.04              62
Year ended 7/31/02(g).         0.00          (.70)       13.26      (12.91)     384,212       1.10         2.36              79
Year ended 7/31/01....         0.00         (1.12)       15.96       10.42      282,874       1.17         2.46              63
Class R
Year ended 11/30/05...     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...         0.00          (.21)       16.80       12.52          371       1.19(f)      1.94(c)(d)        58
11/03/03++ to 11/30/03         0.00          0.00        15.13         .27           10       1.34*        1.70*             29
Class K
3/01/05++ to 11/30/05      $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05      $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
AllianceBernstein
Utility Income Fund
Class A
Year ended 11/30/05...     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Year ended 11/30/04...         0.00          (.31)       15.54       28.37       62,166       1.39(f)      2.59(c)(d)        45
Year ended 11/30/03...         0.00          (.24)       12.39       14.89       52,188       1.50(f)      2.79(c)           74
Year ended 11/30/02...         0.00          (.26)       11.01      (20.65)      48,908       1.50(f)      2.18(c)           99
Year ended 11/30/01...         0.00         (1.08)       14.17      (15.75)      73,487       1.46         1.38              21
Class R
11/03/03++ to 11/30/05     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Class K
3/01/05++ to 11/30/05.     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05.     $[_____]       $[_____]    $[_____]    [_____]%     $[_____]    [_____]%       [_____]%       [_____]%

Please refer to the footnotes on pages [___] and [___].

                                        Income from Investment Operations                Less Dividends and Distributions
                                        ----------------------------------              ----------------------------------

                                                    Net Gains
                                                   or Losses on                                 Distributions            Distribu-
                            Net Asset     Net      Investments                     Dividends    in Excess of     Tax      tions
                              Value,   Investment  (both realized   Total from     from Net         Net        Return     From
                            Beginning    Income       and          Investment     Investment     Investment      Of      Capital
Fiscal Year or Period       of Period   (Loss)(a)   unrealized)     Operations      Income         Income      Capital    Gains
---------------------       ---------   ---------   -----------     ----------      ------         ------      -------    -----
AllianceBernstein Real
Estate
Investment Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Year ended 11/30/04...         14.90       .27(c)(d)      4.50           4.77           (.52)          0.00      0.00           0.00
Year ended 11/30/03...         11.52       .37            3.53           3.90           (.52)          0.00      0.00           0.00
Year ended 11/30/02...         11.47       .34             .23            .57           (.32)          0.00      (.20)          0.00
Year ended 11/30/01...         10.70       .32             .97           1.29           (.32)          0.00      (.20)          0.00
Class R
3/01/05++ to 11/30/05.      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Class K
3/01/05++ to 11/30/05.      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Class I
3/01/05++ to 11/30/05.      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]

AllianceBernstein
International Value Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Year ended 11/30/04...         12.82       .16(c)(d)      3.37           3.53           (.13)          0.00      0.00           0.00
Year ended 11/30/03...          9.83       .13(c)         2.96           3.09           (.10)          0.00      0.00           0.00
Year ended 11/30/02...          9.64       .07(c)          .12(e)         .19           0.00           0.00      0.00           0.00
3/29/01+ to 11/30/01..         10.00       .04(c)         (.40)          (.36)          0.00           0.00      0.00           0.00
Class R
Year ended 11/30/05...      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Year ended 11/30/04...         12.82       .02(c)(d)      3.48           3.50           (.09)          0.00      0.00           0.00
11/03/03++ to 11/30/03         12.60       .00(c)(d)(h)    .22            .22           0.00           0.00      0.00           0.00
Class K
3/01/05++ to 11/30/05       $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Class I
3/01/05++ to 11/30/05       $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]

AllianceBernstein
Global Value Fund
Class A
Year ended 11/30/05...      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Year ended 11/30/04...         10.52       .11(c)(d)      2.09           2.20           (.11)          0.00      0.00           0.00
Year ended 11/30/03...          8.57       .10(c)         1.91           2.01           (.06)          0.00      0.00           0.00
Year ended 11/30/02...          9.64       .05(c)        (1.12)         (1.07)          0.00           0.00      0.00           0.00
3/29/01+ to 11/30/01..         10.00      (.02)(c)        (.34)          (.36)          0.00           0.00      0.00           0.00
Class R
3/01/05++ to 11/30/05.      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Class K
3/01/05++ to 11/30/05.      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]
Class I
3/01/05++ to 11/30/05.      $[_____]   $[_____]       $[_____]       $[_____]       $[_____]       $[_____]    $[_____]     $[_____]

Please refer to the footnotes on pages [___] and [___].

                                 Less
                            Dividends and       Less
                            Distributions   Distributions                                       Ratios/Supplemental Data
                            ------------    -------------                                       -------------------------
                                               Total     Net Asset            Net Assets      Ratio of   Ratio of Net
                            Distributions    Dividends    Value,              End of Period   Expenses   Income (Loss)
                             in Excess of       and      End of     Total     (000's         to Average   to Average     Portfolio
Fiscal Year or Period       Capital Gains  Distributions Period     Return(b)  omitted)      Net Assets   Net Assets   Turnover Rate
---------------------       -------------  ------------- ------     ---------  --------      ----------   ----------   -------------
AllianceBernstein Real
Estate
Investment Fund
Class A
Year ended 11/30/05...      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Year ended 11/30/04...          0.00          (.52)     19.15        32.70      88,162        1.31(f)        1.67(c)(d)    39
Year ended 11/30/03...          0.00          (.52)     14.90        34.89      57,701        1.74           2.84          30
Year ended 11/30/02...          0.00          (.52)     11.52         4.85      35,626        1.75           2.87          37
Year ended 11/30/01...          0.00          (.52)     11.47        12.33      22,422        1.78           2.84          40
Class R
3/01/05++ to 11/30/05.      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Class K
3/01/05++ to 11/30/05.      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05.      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%

AllianceBernstein
International Value Fund
Class A
Year ended 11/30/05...      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Year ended 11/30/04...          0.00         (.13)      16.22        27.77     455,933        1.20(f)        1.12(c)(d)    22
Year ended 11/30/03...          0.00         (.10)      12.82        31.80     180,443        1.20(f)        1.22(c)       20
Year ended 11/30/02...          0.00         0.00        9.83         1.97      74,193        1.20(f)         .74(c)       23
3/29/01+ to 11/30/01..          0.00         0.00        9.64        (3.60)      3,990        1.44*(f)        .62*(c)      11
Class R
Year ended 11/30/05...      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Year ended 11/30/04...          0.00          (.09)     16.23        27.46         960        1.40(f)         .12(c)(d)    22
11/03/03++ to 11/30/03          0.00          0.00      12.82         1.75          10        1.40*(f)        .40*(c)      20
Class K
3/01/05++ to 11/30/05       $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05       $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%

AllianceBernstein
Global Value Fund
Class A
Year ended 11/30/05...      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Year ended 11/30/04...          0.00          (.11)     12.61        21.09      23,536        1.41(f)         .97(c)(d)    38
Year ended 11/30/03...          0.00          (.06)     10.52        23.64      16,298        1.50(f)        1.05(c)       29
Year ended 11/30/02...          0.00          0.00       8.57       (11.10)      8,892        1.76(f)         .56(c)       28
3/29/01+ to 11/30/01..          0.00          0.00       9.64        (3.60)      5,923        2.44*(f)       (.27)*(c)     14
Class R
3/01/05++ to 11/30/05.      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Class K
3/01/05++ to 11/30/05.      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%
Class I
3/01/05++ to 11/30/05.      $[_____]      $[_____]    $[_____]    [_____]%    $[_____]     [_____]%       [_____]%       [_____]%

+    Commencement of operations.

++   Commencement of distribution.

+++  Change in fiscal year end.

*    Annualized.

(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized. On February 1, 2005, the AllianceBernstein Small/Mid Cap Value Fund's investment policies were modified. As a result, that Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d)  Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions as set forth in the statement of operations, this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of gains and losses.

(f) Net of fees and expenses waived/reimbursed by the Adviser. If the following Funds had borne all expenses in their most recent five fiscal years (or, if shorter, the life of the Fund), their expense ratios would have been as follows:

                                     2001      2002     2003    2004    2005
                                     ----      ----     ----    ----    ----

AllianceBernstein Value Fund
Class A                              1.74%*     --       --     1.32%  [______]%
Class R                               --        --       --     1.54%  [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

AllianceBernstein Small/Mid Cap
Value Fund
Class A                              2.41%*    1.81%    1.79%   1.58%  [______]%
Class R                               --        --      1.96%*  1.85%  [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

AllianceBernstein Growth & Income
Fund
Class A                               --        --       --     1.13%  [______]%
Class R                               --        --       --      --    [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

AllianceBernstein
Focused Growth & Income Fund
Class A                              1.88%      --       --     1.34%  [______]%
Class R                               --        --       --     1.59%  [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

AllianceBernstein Balanced Shares
Fund
Class A                               --       --        --     1.00%  [______]%
Class R                               --       --        --     1.22%  [______]%
Class K                               --       --        --      --    [______]%
Class I                               --       --        --      --    [______]%

AllianceBernstein Utility Income
Fund
Class A                               --       1.61%    1.70%   1.53%  [______]%
Class R                               --        --       --      --    [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

AllianceBernstein
Real Estate Investment Fund
Class A                               --       --        --     1.55%  [______]%
Class R                               --       --        --      --    [______]%
Class K                               --       --        --      --    [______]%
Class I                               --       --        --      --    [______]%

AllianceBernstein International
Value Fund
Class A                              5.11%*    2.19%    1.93%   1.64%  [______]%
Class R                               --        --      2.31%*  1.84%  [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

AllianceBernstein Global Value Fund
Class A                              8.10%*    2.59%    1.89%   1.65%  [______]%
Class R                               --        --       --      --    [______]%
Class K                               --        --       --      --    [______]%
Class I                               --        --       --      --    [______]%

(g) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended July 31, 2002, the effect of this change to Class A decreased net investment income by $.01 per share and increased net unrealized gains and losses by $.01 per share. Consequently, the ratio of net investment income to average net assets decreased from 2.46% to 2.36% for Class A. Ratios and supplemental data prior to August 1, 2001 have not been restated to reflect this change in presentation.

(h)  Amount is less than $.005.

Appendix A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the fund assuming a 5% return each year. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any fee waiver or expense reimbursement. If you wish to obtain hypothetical investment information for other classes of shares of the Fund, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

                          AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                   AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                    AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                 AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                        AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                      AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                  AllianceBernstein Real Estate Investment Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                   AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

                       AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                                    Hypothetical                         Hypothetical Expenses
                    Hypothetical    Performance         Investment     (Current Expense Ratio =     Hypothetical
Year                 Investment       Earnings         After Returns            [_____]%)          Ending Investment
----                 ----------       --------         -------------        --------------         -----------------
1                   $ 10,000.00      $ 500.00         $ 10,500.00             $[_______]             $[_______]
2                   [_______]        [_______]         [_______]               [_______]              [_______]
3                   [_______]        [_______]         [_______]               [_______]              [_______]
4                   [_______]        [_______]         [_______]               [_______]              [_______]
5                   [_______]        [_______]         [_______]               [_______]              [_______]
6                   [_______]        [_______]         [_______]               [_______]              [_______]
7                   [_______]        [_______]         [_______]               [_______]              [_______]
8                   [_______]        [_______]         [_______]               [_______]              [_______]
9                   [_______]        [_______]         [_______]               [_______]              [_______]
10                  [_______]        [_______]         [_______]               [_______]              [_______]
----------------------------------------------------------------------------------------------------------------------
Cumulative                          $[_______]                                $[_______]

For more information about the Funds, the following documents are available upon request:

o    ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o    STATEMENT OF ADDITONAL INFORMATION (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs and the independent registered public accounting firm's report and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:      Alliance Global Investor Services, Inc.
              P.O. Box 786003
              San Antonio, TX 78278-6003

By Phone:     For Information: (800) 221-5672
              For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington DC 20549-0102

On the Internet: www.sec.gov

You also may find these documents and more information about Alliance and the Funds on the Internet at: www.alliancebernstein.com.

Fund                                               SEC File No.

AllianceBernstein Value Fund                       811-10221
AllianceBernstein Small/Mid Cap Value Fund         811-10221
AllianceBernstein Growth and Income Fund           811-00126
AllianceBernstein Focused Growth & Income Fund     811-09687
AllianceBernstein Balanced Shares                  811-00134
AllianceBernstein Utility Income Fund              811-07916
AllianceBernstein Real Estate Investment Fund      811-07707
AllianceBernstein International Value Fund         811-10221
AllianceBernstein Global Value Fund                811-10221

--------------------------------------------------------------------------------
        Privacy Notice (This information is not part of the Prospectus.)

     Alliance Capital Management L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

     It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.
--------------------------------------------------------------------------------

00250.0157 #626405v6

(LOGO)                               ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2006

--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current prospectus for AllianceBernstein Utility Income Fund, Inc. (the "Fund"), dated March 1, 2006 that offers Class A, Class B, Class C and Advisor Class shares of the Fund and the current prospectus dated March 1, 2006 that offers Class A, Class R, Class K and Class I shares of the Fund (each a "Prospectus" and together, the "Prospectuses"). Financial statements for the Fund for the year ended November 30, 2005 are included in the annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectuses and annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE FUND.....................................................
MANAGEMENT OF THE FUND......................................................
EXPENSES OF THE FUND........................................................
PURCHASE OF SHARES..........................................................
REDEMPTION AND REPURCHASE OF SHARES.........................................
SHAREHOLDER SERVICES........................................................
NET ASSET VALUE.............................................................
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................
PORTFOLIO TRANSACTIONS......................................................
GENERAL INFORMATION.........................................................
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
     REGISTERED PUBLIC ACCOUNTING FIRM......................................
APPENDIX A:  DESCRIPTION OF OBLIGATIONS ISSUED OR
     GUARANTEED BY U.S. GOVERNMENT AGENCIES
     OR INSTRUMENTALITIES...................................................A-1
APPENDIX B:  BOND AND COMMERCIAL PAPER RATINGS..............................B-1
APPENDIX C:  STATEMENT OF POLICIES AND PROCEDURES
     FOR VOTING PROXIES.....................................................C-1

----------

(R): This mark is used under license from the owner, Alliance Capital Management L.P.

------------------------------------------------------------------------------

                             DESCRIPTION OF THE FUND

------------------------------------------------------------------------------

     The Fund is an open-end investment company. Except as otherwise indicated, the investment objective and policies of the Fund are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Fund will not change its investment objective withoutat least 60 days' prior written notice to shareholders. There can be, of course, no assurance that the Fund will achieve its investment objective.


     The term "net assets," as used in this SAI, means net assets plus any borrowings.

Investment Objective
--------------------

     The Fund's investment objective is current income and long-term growth of capital.

How the Fund Pursues its Objective
----------------------------------

     The Fund invests primarily in income-producing equity securities. Under normal circumstances, at least 80% of its net assets will be invested in securities of companies in the utilities industry. This policy may not be changed without 60 days' prior written notice to shareholders. The utilities industry consists of companies engaged in (i) the manufacture, production, generation, provision, transmission, sale and distribution of gas and electric energy, and communications equipment and services, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public or (ii) the provision of other utility or utility-related goods and services, including, but not limited to, entities engaged in water provision, cogeneration, waste disposal system provision, solid waste electric generation, independent power producers and non-utility generators. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from its utilities activities. The Fund may invest in securities of both United States and foreign (or non-U.S.) issuers, although no more than 15% of the Fund's total assets will be invested in issuers in any one foreign country. At least 65% of the Fund's total assets are to be invested in income-producing securities.

     The Fund's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of companies in the utilities industry. Many of these companies have established a reputation for paying regular dividends and for increasing their common stock dividends over time. In evaluating particular issuers, Alliance Capital Management L.P., (the "Adviser" or "Alliance") will consider a number of factors, including historical growth rates and rates of return on capital, financial condition and resources, management skills and such industry factors as regulatory environment and energy sources. With respect to investments in equity securities, the Adviser will consider the prospective growth in earnings and dividends in relation to price/earnings ratios, yield and risk. The Adviser believes that above-average dividend returns and below-average price/earnings ratios are factors that not only provide current income but also generally tend to moderate risk and to afford opportunity for appreciation of securities owned by the Fund.

     The Fund will invest in equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for purchase of common stocks, and in fixed-income securities, such as bonds and preferred stocks. The Fund may vary the percentage of assets invested in any one type of security based upon the Adviser's evaluation as to the appropriate portfolio structure for achieving the Fund's investment objective under prevailing market, economic and financial conditions. Certain securities (such as fixed-income securities) will be selected on the basis of their current yield, while other securities may be purchased for their growth potential. The values of fixed-income securities change as the general levels of interest rates fluctuate. When interest rates decline, the values of fixed income securities can be expected to increase, and when interest rates rise, the values of fixed income securities can be expected to decrease. The Adviser expects that the average weighted maturity of the Fund's portfolio of fixed-income securities may, depending upon market conditions, vary between 5 and 25 years.

     The Fund may maintain up to 35% of its net assets in fixed-income securities rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") or below BBB- by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch") or, if not rated, of comparable investment quality as determined by the Adviser. Such high-risk, high-yield securities (commonly referred to as "junk bonds") are considered to have speculative or, in the case of relatively low ratings, predominantly speculative characteristics. See "Certain Risk Considerations--Investments in Lower-Rated Fixed-Income Securities." The Fund will not retain a security that is downgraded below B-, or if unrated, determined by the Adviser to have undergone similar credit quality deterioration subsequent to purchase.

     Where consistent with its investment objective, the Fund also may invest up to 20% of its net assets in equity and fixed-income securities of domestic and foreign issuers other than companies in the utilities industry, including (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements pertaining thereto, as discussed below, (ii) foreign securities, as discussed below, (iii) corporate fixed-income securities of domestic issuers of quality comparable to the fixed-income securities described above, (iv) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, (v) commercial paper of prime quality rated Prime-1 or higher by Moody's or A-1 or higher by S&P or, if not rated, issued by companies which have an outstanding debt issue rated Aa3 or higher by Moody's or AA- or higher by S&P, (vi) equity securities of domestic corporate issuers and
(vii) the additional derivative vehicles discussed below under the caption "Investment Policies and Practices."


Investment Policies and Practices
---------------------------------


     The following additional investment policies and practices supplement those in the Prospectuses.

Convertible Securities
----------------------

     Utilities frequently issue convertible securities. Convertible securities include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. The Fund may invest up to 30% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund under the investment policies described above.

Derivatives
-----------


     The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment practices. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.


     The four principal types of derivatives, which include options, futures, forwards and swaps, as well as the methods in which they may be used by the Fund are described below.


     Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Investments in options are considered speculative. The Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.


     Futures. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.


     Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. In most circumstances, the commodity or other tangible asset underlying a forward contract will be physically delivered to an agreed upon location at a future date, rather than settled by cash.


     Swaps. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Swap transactions also include credit default swaps in which one party pays a periodic fee, typically expressed in basis points on a notational amount, in return for a contingent payment by the counterparty following a credit event in a specific debt obligation or obligations. A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.


     Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand in considering the proposed amendment of the Fund's investment policies.


     -- Market Risk. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Fund's interest.


     -- Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.


     -- Credit Risk. This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.


     -- Liquidity Risk. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.


     -- Leverage Risk. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.


     -- Other Risks. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.


     Use of Options, Futures, Forwards and Swaps by the Fund.


     Options on Securities. The Fund may write and purchase call and put options on securities. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.


     The Fund may write a put or call option in return for a premium, which is retained by the Fund whether or not the option is exercised. The Fund will not write uncovered call or put options on securities. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than of the put option it has written.


     The Fund may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Fund will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.


     By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium. The Fund may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.


     The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the Fund will suffer a loss on the transaction to the extent of the premium paid.


     The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance, and Alliance has adopted procedures for monitoring the creditworthiness of such entities.

     Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.


     The Fund may write (sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as the Fund is obligated as the writer of the call option, the Fund holds securities the price changes of which are expected by Alliance to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put option on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put option, the Fund maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.


     The Fund may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.


     The purchase of call options on securities indexes may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Fund owns.


     Options on Foreign Currencies. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.


     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.


     The Fund may write options on foreign currencies for hedging purposes or to increase return. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


     Futures Contracts. Futures contracts that the Fund may buy and sell may include futures contracts on fixed-income or other securities, and contracts based on interest rates, foreign currencies or financial indices, including any index of U.S. Government securities.


     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.


     The Fund may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.


     Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.


     The Fund may also engage in currency "cross hedging" when, in the opinion Alliance, the historical relationship among foreign currencies suggests that a Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.


     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.


     Options on Futures Contracts. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Fund will be traded on U.S. exchanges and, will be used only for hedging purposes.


     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


     The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.


     Forward Commitments and When-Issued and Delayed Delivery Securities. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade). When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, the Fund does not pay for the securities until they are received, and the Fund is required to create a segregated account with its custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward commitments and "when-issued" or "delayed delivery" commitments.


     Forward commitments include "To be announced" ("TBA") mortgage-backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Subsequent to the time of the trade, a mortgage pool or pools guaranteed by GNMA, FNMA or FHLMC (including fixed rate or variable rate mortgages) are allocated to the TBA mortgage-backed securities transactions.


     The use of forward commitments enables the Fund to protect against anticipated changes in exchange rates, interest rates and/or prices. For instance, the Fund may enter into a forward contract when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). In addition, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). If Alliance were to forecast incorrectly the direction of exchange rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value.


     At the time the Fund intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.


     The Fund will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if, in the opinion of Alliance, it is deemed advisable as a matter of investment strategy.


     Although the Fund does not intend to enter into forward commitments for speculative purposes and the Fund intends to adhere to the provisions of policies of the Securities and Exchange Commisssion (the "Commission"), purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if the Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, the Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation). In addition, no interest or dividends accrue to the purchaser prior to the settlement date for securities purchased or sold under a forward commitment.


     Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific amount of a currency for an agreed upon price at a future date. Forward currency exchange contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward currency exchange contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.


     The Fund may enter into forward currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund intends to enter into forward currency exchange contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a forward currency exchange contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where the Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Fund may enter into a forward currency exchange contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire. The Fund also may enter into a forward currency exchange contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Fund may engage in currency "cross hedging" when, in the opinion of Alliance, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at a reduced cost through the use of a forward currency exchange contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.


     If a hedging transaction in forward currency exchange contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the forward currency exchange contract. Nevertheless, by entering into such forward currency exchange contracts, the Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.


     The Fund has established procedures consistent with SEC policies concerning purchases of foreign currency through forward currency exchange contracts. Accordingly, the Fund will segregate and mark to market liquid assets in an amount at least equal to the Fund's obligations under any forward currency exchange contracts.


     Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. The Fund may be either the buyer or seller in the transaction. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund it will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.


     Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if the Fund is a buyer and no credit event occurs, it will lose its periodic stream of payments over the term of the contract. In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.


     The Fund will not enter into a credit default swap if the swap provides for settlement by physical delivery and such delivery would result in the Fund investing in securities rated below BBB- or Baa3 or not maintaining an average aggregate credit rating of at least A-.


     Interest Rate Transactions. The Fund may enter into interest rate swap, cap or floor transactions for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Alliance does not intend to use these transactions in a speculative manner. The Fund also may invest in interest rate transaction futures. The Fund will enter into interest rate swap, cap or floor transactions only with counterparties who have credit ratings of at least A (or the equivalent) from any one nationally recognized statistical rating organization or counterparties with guarantors with debt securities having such a rating.


     Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.


     The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid. Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to the Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. The Fund will enter into interest rate swap, cap or floor transactions only with counterparties who have credit ratings of at least A-(or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating.


     Synthetic Foreign Equity Securities. The Fund may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.


     The Fund normally will invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Fund may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.


     The Fund will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.


     International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.


     The Fund also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long term-options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

Foreign Securities
------------------

     Foreign fixed-income securities in which the Fund invests may include fixed-income securities of quality comparable to the fixed-income securities described above as determined by the Adviser (i) issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies or other governmental entities (collectively, "Government Entities") and (ii) of foreign corporate issuers, denominated in foreign currencies or in U.S. Dollars (including fixed-income securities of a Government Entity or foreign corporate issuer in a country denominated in the currency of another country). The Fund may also invest in equity securities of foreign corporate issuers. See "How the Fund Pursues its Objective--Utilities Industry--Foreign Utilities" and "Certain Risk Considerations--Risks of Investments in Foreign Securities."

     In addition to purchasing corporate securities of foreign issuers in foreign securities markets, the Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities markets and Depositary Receipts in bearer form are designed for use in foreign securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs will be deemed to be investments in securities issued by United States issuers and the Fund's investments in GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities.

     The Fund will also be authorized to invest in securities of supranational entities denominated in the currency of any country, including the euro. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. The Fund is further authorized to invest in "semi-governmental securities," which are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions which are not backed by its full faith and credit and general taxing powers. An example of a semi-governmental issuer is the City of Stockholm.

Illiquid Securities and Non-Publicly Traded Securities
------------------------------------------------------


     The Fund will not invest in illiquid securities if immediately after such investment more than 15% or such other amount permitted by guidance regarding the 1940 Act of the Fund's net assets would be invested in such securities. For this purpose, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Fund over-the-counter and the cover for options written by the Fund over-the-counter, and (c) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.


     Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.


     Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.


     Alliance, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, Alliance will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Commission interpretation or position with respect to such type of securities.


Investments in Other Investment Companies
-----------------------------------------


     The Fund may invest in the securities of other investment companies, exchange-traded funds, to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.


Lending of Portfolio Securities
-------------------------------


     The Fund may seek to increase income by lending portfolio securities. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by Alliance to be of good standing, and when, in the judgment of Alliance, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The Fund may lend portfolio securities to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.


     Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and will be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days' notice. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks.


     The Fund will not, however, have the right to vote any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions.


     The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.


Repurchase Agreements
---------------------


     A repurchase agreement is an agreement by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon "interest rate" that is effective for the period of time the buyer's money is invested in the security, and which is related to the current market rate of the purchased security rather than its coupon rate. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the securities subject to the agreement and, if the market value of the securities falls below the resale amount provided under the repurchase agreement, the seller under the repurchase agreement is required to provide additional securities equal to the amount by which the market value of the securities falls below the resale amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn a return on temporarily available cash while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Repurchase agreements may exhibit the characteristics of loans by the Fund.


     The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying security, including possible sale of the securities. The Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying securities, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund's rights. The Fund's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which Alliance 'monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.


     The Fund may enter into agreements pertaining to U.S. Government Securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. Currently the Fund enters into repurchase agreements only with its custodian and such primary dealers.

Rights and Warrants
-------------------

     The Fund may invest in rights or warrants which entitle the holder to buy equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales
-----------

     The Fund may make short sales of securities or maintain a short position only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of such securities of the same issue as, and equal in amount to, the securities sold short. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is unlimited. See "Dividends, Distributions and Taxes-Tax Straddles" for a discussion of certain special federal income tax considerations that may apply to short sales which are entered into by the Fund.

Standby Commitment Agreements
-----------------------------

     The Fund may from time to time enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The fee is payable whether or not the security is ultimately issued. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Fund and which are unavailable on a firm commitment basis. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days. The Fund will at all times maintain a segregated account with its custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

U.S. Government Securities
--------------------------

     U.S. Government securities may be backed by the full faith and credit of the United States, supported only by the right of the issuer to borrow from the U.S. Treasury or backed only by the credit of the issuing agency itself. These securities include: (i) the following U.S. Treasury securities, which are backed by the full faith and credit of the United States and differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less with no interest paid and hence issued at a discount and repaid at full face value upon maturity), U.S. Treasury notes (maturities of one to ten years with interest payable every six months) and U.S. Treasury bonds (generally maturities of greater than ten years with interest payable every six months); (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Small Business Administration; and (iii) obligations issued or guaranteed by U.S. government agencies and instrumentalities that are not supported by the full faith and credit of the U.S. Government or a right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and governmental collateralized mortgage obligations ("CMOs"). The maturities of the U.S. Government securities listed in paragraphs
(i) and (ii) above usually range from three months to 30 years. Such securities, except GNMA certificates, normally provide for periodic payments of interest in fixed amount with principal payments at maturity or specified call dates.


     Guarantees of securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal and interest on the securities, and do not guarantee the securities' yield or value or the yield or value of the shares of the Portfolio that holds the securities.


     U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from other fixed-income securities.

     For a general description of obligations issued or guaranteed by U.S. Government agencies or instrumentalities, see Appendix A.

Defensive Position
------------------

     For temporary defensive purposes, the Fund may vary from its investment policy during periods in which the Adviser believes that business or financial conditions warrant and invest without limit in high grade fixed-income securities or hold its assets in cash equivalents, including (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and
(iii) commercial paper of prime quality rated A-1 or higher by S&P or Prime 1 or higher by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA- or higher by S&P or Aa3 or higher by Moody's.

Future Developments
-------------------

     The Fund may, following written notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Utilities Industry
------------------

     United States Utilities. The United States utilities industry has experienced significant changes in recent years. Since the 1970s, electric power generation has been in a state of transition from a regulated industry to a competitive industry. Where power generation was once dominated by vertically integrated investor-owned utilities that owned most of the generation capacity, transmission and distribution facilities, the electric power industry now has many new companies that produce and market wholesale and retail electric power. These new companies are in direct competition with the traditional electric utilities. A number of factors have contributed to this restructuring of the industry, including technological advances and public policy considerations. Competition in wholesale power sales also received a boost from certain legislative developments, including the enactment of the Energy Policy Act of 1992. The introduction of wholesale and retail competition to the electric power industry has produced and will continue to produce significant changes to the industry.

     Electric utilities that use coal in connection with the production of electric power are particularly susceptible to environmental regulation, including the requirements of the federal Clean Air Act and of similar state laws. Such regulation may necessitate large capital expenditures in order for the utility to achieve compliance. Due to the public, regulatory and governmental concern with the cost and safety of nuclear power facilities in general, certain electric utilities with incomplete nuclear power facilities may have problems completing and licensing such facilities. Regulatory changes with respect to nuclear and conventionally fueled generating facilities could increase costs or impair the ability of such electric utilities to operate such facilities, thus reducing their ability to service dividend payments with respect to the securities they issue. Electric utilities that utilize nuclear power facilities must apply for recommissioning from the Nuclear Regulatory Commission after 40 years. Failure to obtain recommissioning could result in an interruption of service or the need to purchase more expensive power from other entities, and could subject the utility to significant capital construction costs in connection with building new nuclear or alternative-fuel power facilities, upgrading existing facilities or converting such facilities to alternative fuels.

     Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes, however, ordinarily lag behind the changes in financing costs, and thus can favorably or unfavorably affect the earnings or dividend pay-outs on utilities stocks depending upon whether such rates and costs are declining or rising.

     Gas transmission companies, gas distribution companies and telecommunications companies are also undergoing significant changes. Many gas utilities have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. Disruptions in the oil industry, increased competition and changes in climatic conditions are factors that have affected the revenues and expenses of gas utilities. Telephone utilities are still experiencing the effects of the break-up of American Telephone & Telegraph Company, including increased competition and rapidly developing technologies with which traditional telephone companies now compete. Potential sources of competition and new products are cable television systems, shared tenant services and other noncarrier systems, which are capable of by-passing traditional telephone services providers' local plants, either completely or partially, through substitutions of special access for switched access or through concentration of telecommunications traffic on fewer of the traditional telephone services providers' lines. Although there can be no assurance that increased competition and other structural changes will not adversely affect the profitability of such utilities, or that other negative factors will not develop in the future, in the Adviser's opinion, increased competition and change may provide better positioned utility companies with opportunities for enhanced profitability.

     Less traditional utility companies are emerging as new technologies develop and as old technologies are refined. Such issuers include entities engaged in cogeneration, waste disposal system provision, solid waste electric generation, independent power producers and non-utility generators.

     Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and nuclear safety regulations, service interruption due to environmental, operational or other mishaps, the effects of economic slowdowns, surplus capacity, competition and changes in the regulatory climate. In particular, regulatory changes with respect to nuclear and conventionally fueled generating facilities could increase costs or impair the ability of utility companies to operate such facilities, thus reducing utility companies' earnings or resulting in losses. There can also be no assurance that regulatory policies or accounting standard changes will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. In addition, because of the Fund's policy of concentrating its investments in securities of utility companies, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the utilities industry. Under market conditions that are unfavorable to the utilities industry, the Adviser may significantly reduce the Fund's investment in that industry.

     Foreign Utilities. Foreign utility companies, like utility companies located in the United States, are generally subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, because many foreign utility companies use fuels that cause more pollution than those used in the United States such utilities may, in the future, be required to invest in pollution control equipment if the countries in which the utilities are located adopt pollution restrictions that more closely resemble United States pollution restrictions. Foreign utility regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

     The Fund's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for the Fund, the Adviser believes that, in order to attract significant capital for growth, some foreign governments may engage in a program of privatization of their utilities industry, and that the securities issued by privatized utility companies may offer attractive investment opportunities with the potential for long-term growth. Privatization, which refers to the trend toward investor ownership, rather than government ownership, of assets is expected to occur both in newer, faster-growing economies and in mature economies. In addition, efforts toward modernization in Eastern Europe, as well as the potential of economic unification of European markets, in the view of the Adviser, may improve economic growth, reduce costs and increase competition in Europe, which could result in opportunities for investment by the Fund in utilities industries in Europe. There can be no assurance that securities of privatized companies will be offered to the public or to foreign companies such as the Fund, or that investment opportunities in foreign markets for the Fund will increase for this or other reasons.

     The percentage of the Fund's assets invested in issuers of particular countries will vary depending on the relative yields and growth and income potential of such securities, the economies of the countries in which the investments are made, interest rate conditions in such countries and the relationship of such countries' currencies to the U.S. Dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. As mentioned above, the Fund will not invest more than 15% of its total assets in issuers in any one foreign country. See "Certain Risk Considerations--Risks of Investments in Foreign Securities."

Certain Risk Considerations
---------------------------

     Utility Company Risks. Utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business. The Adviser will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies. Some of the risks involved in investing in the principal sectors of the utilities industry are discussed below.

     Telecommunications regulation typically limits rates charged, returns earned, providers of services, types of services, ownership, areas served and terms for dealing with competitors and customers. Telecommunications regulation generally has tended to be less stringent for newer services, such as mobile services, than for traditional telephone service, although there can be no assurances that such newer services will not be heavily regulated in the future. Regulation may limit rates based on an authorized level of earnings, a price index or some other formula. Telephone rate regulation may include government-mandated cross-subsidies that limit the flexibility of existing service providers to respond to competition. Regulation may also limit the use of new technologies and hamper efficient depreciation of existing assets. If regulation limits the use of new technologies by established carriers or forces cross-subsidies, large private networks may emerge.

     Many gas utilities generally have been adversely affected by increased competition from other providers of utility services. In addition, some gas utilities entered into long-term contracts with respect to the purchase or sale of gas at fixed prices, which prices have since changed significantly in the open market. In many cases, such price changes have been to the disadvantage of the gas utility. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

     Investments in Lower-Rated Fixed-Income Securities. Securities rated below investment grade, i.e., Ba3 and lower by Moody's or BB- and lower by S&P ("lower-rated securities"), or, if not rated, determined by the Adviser to be of equivalent quality, are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Securities rated Ba (including Ba1, Ba2 and Ba3) by Moody's or BB (including BB+ and BB-) by S&P are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B (including B1, B2, B3, B+ and B-) by Moody's and S&P are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa (including Baa1, Baa2 and Baa3) by Moody's are also judged to have speculative characteristics.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. Adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

     The Adviser will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Adviser's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's securities than would be the case if the Fund did not invest in lower-rated securities. In considering investments for the Fund, the Adviser will attempt to identify those high-risk, high-yield securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage earnings prospects and the experience and managerial strength of the issuer.

     Non-rated securities will also be considered for investment by the Fund when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objective and policies.

     In seeking to achieve the Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium-and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the NAV of the Fund.

     Ratings of fixed-income securities by Moody's, S&P and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of a security is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in the credit risk of securities within each rating category. See Appendix B for a description of Moody's, S&P's and Fitch's bond and commercial paper ratings.

     Certain lower-rated securities in which the Fund may invest may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

     Risks of Investments in Foreign Securities. Foreign securities investments are affected by changes in currency rates or exchange control regulations as well as by changes in governmental administration, economic or monetary policy (in the United States or abroad) and changed circumstances in dealings between nations. Currency exchange rate movements will increase or reduce the U.S. Dollar value of the Fund's net assets and income attributable to foreign securities. Costs are incurred in connection with conversion of currencies held by the Fund. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations.

Fundamental Investment Policies
-------------------------------

     The following restrictions may not be changed without shareholder approval, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares, whichever is less.

     As a matter of fundamental policy, the Fund may not:

     (a) concentrate investments in an industry, other than the utilities industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;


     (b) issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;


     (c) make loans except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;


     (d) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;


     (e) purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodities contracts except for futures contracts and options on futures contracts; or


     (f) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.


     In addition, the Fund is diversified.


Non-Fundamental Investment Policy
---------------------------------


     The Fund may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the Commission under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

Adviser
-------

     Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectuses).

     Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2005, totaling approximately $[____] billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.


     Alliance is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of September 30, 2005, Alliance Capital Management Holding, L.P. ("Holding"), a Delaware limited partnership, owned approximately 32.1% of the issued and outstanding units of limited partnership interest in Alliance ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange ("Exchange") under the ticker symbol "AC". Alliance Units do not trade publicly and are subject to significant restrictions on transfer. Alliance Capital Management Corporation ("ACMC") is the general partner of both Alliance and Holding. ACMC owns 100,000 general partnership units in Holding and a 1% general partnership interest in Alliance. ACMC is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.


     As of September 30, 2005, AXA, AXA Financial, AXA Equitable Life Insurance Company ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 60.0% of the issued and outstanding Alliance Units and approximately 1.8% of the issued and outstanding Holding Units that, including the general partnership interests in Alliance and Holding, represent an economic interest of approximately 61.0% in Alliance. As of September 30, 2005, SCB Partners Inc., a wholly-owned subsidiary of SCB, Inc., beneficially owned approximately 6.4% of the issued and outstanding Alliance Units.


     AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial.


     Based on information provided by AXA, as of January 31, 2005, approximately 17.62% of the issued ordinary shares (representing 27.99% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of January 31, 2005, 65.72% of the shares (representing 75.42% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 20.90% of the shares of Finaxa (representing 12.89% of the voting power) were owned by BNP Paribas, a French bank. As of January 31, 2005, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.35% of the issued ordinary shares (representing 32.36% of the voting power) of AXA.

     Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Fund. Such officers and employees may be employees of the Adviser or its affiliates.

     The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Fund prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

     The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's Directors. The Fund paid to the Adviser a total of $[__________] in respect of such services during the fiscal year of the Fund ended November 30, 2005.


     For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser at the annual rate of .75 of 1% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. Effective as of January 1, 2004, the Adviser waived a portion of its advisory fee. The advisory fee waiver reduced advisory fees to 0.55% of the first $2.5 billion, 0.45% of the excess over $2.5 billion up to $5 billion and 0.40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. Effective September 7, 2004, the Board of Directors approved an amendment to the Advisory Agreement to reduce the contractual advisory fees to these amounts. For the fiscal years of the Fund ended November 30, 2005, 2004 and 2003, the Adviser received from the Fund $[_______], $1,130,709 (net of $269,518, which was waived by the Adviser under the agreement with the New York Attorney General) and $1,025,842 (net of $449,754, which was waived by the Adviser under the expense limitation agreement), respectively, in advisory fees.

     The Advisory Agreement became effective on September 28, 1993, having been approved by the unanimous vote, cast in person, of the Fund's Directors, including the Directors who are not parties to the Advisory Agreement or interested persons, as defined in the 1940 Act, of any such party, at a meeting called for that purpose and held on September 14, 1993, and by the Fund's initial shareholder on September 15, 1993.

     The Advisory Agreement continues in effect from year to year, provided that such continuance is approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party, as defined by the 1940 Act. The Advisory Agreement was approved for an additional annual term by a vote, cast in person, of the Board of Directors, including a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party, at their meeting held on June 15, 2005.

     The Advisory Agreement may be terminated without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

     The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Government Income Trust, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Greater China `97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein International Research Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Trust, AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios and The AllianceBernstein Portfolios, all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

Additional Information About the Fund's Portfolio Managers
----------------------------------------------------------

     Ms. Anne Tsao is the investment professional(1) primarily responsible for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Fund - Portfolio Managers" in the Fund's prospectus.

----------

(1) Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


     As of the Fund's fiscal year ended November 30, 2005, Ms. Tsao [did not own directly or beneficially any of the Fund's securities.]


     As of November 30, 2005, Alliance Capital employees had approximately $[__________] invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in the Profit Sharing/401(k) Plan and/or the Partners Compensation Plan, including both vested and unvested amounts.


     The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which Ms. Tsao also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2005.

--------------------------------------------------------------------------------

                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)

--------------------------------------------------------------------------------

                                       Number of          Total
    Total            Total             Registered         Assets of
    Number of        Assets of         Investment         Registered
    Registered       Registered        Companies          Investment
    Investment       Investment        Managed with       Companies Managed
    Companies        Companies         Performance-       with Performance-
    Managed          Managed           based Fees         based Fees
--------------------------------------------------------------------------------
    [________]       $[_________]      [__________]       $[__________]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------

                                       Number of          Total Assets
    Total            Total             Pooled             of Pooled
    Number           Assets of         Investment         Investment
    of Pooled        Pooled            Vehicles           Vehicles
    Investment       Investment        Managed with       Managed with
    Vehicles         Vehicles          Performance-       Performance-
    Managed          Managed           based Fees         based Fees
--------------------------------------------------------------------------------
    [________]       $[_________]      [__________]       $[__________]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 OTHER ACCOUNTS

--------------------------------------------------------------------------------

                                       Number             Total
    Total            Total             of Other           Assets of
    Number           Assets of         Accounts           Other
    of Other         Other             Managed with       Accounts with
    Accounts         Accounts          Performance-       Performance-
    Managed          Managed           based Fees         based Fees
--------------------------------------------------------------------------------
    [________]       $[_________]      [__________]       $[__________]
--------------------------------------------------------------------------------


Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------


     As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


     Employee Personal Trading. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


     Managing Multiple Accounts for Multiple Clients. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.


     Allocating Investment Opportunities. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.


     Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.


     To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


Portfolio Manager Compensation
------------------------------


     Alliance's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:


    (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.


    (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.


    (iii) Discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"): Alliance's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.(2)

----------

(2) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units.


    (iv) Contributions under Alliance's Profit Sharing/401(k) Plan: The contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.

Board of Directors Information
------------------------------

     The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                              PORTFOLIOS
                              PRINCIPAL                       IN FUND       OTHER
NAME, ADDRESS,                OCCUPATION(S)                   COMPLEX       DIRECTORSHIPS
DATE OF BIRTH                 DURING PAST                     OVERSEEN BY   HELD BY
AND (YEAR ELECTED*)           5 YEARS                         DIRECTOR      DIRECTOR
-------------------           --------------                  ------------  --------
INTERESTED DIRECTOR
Marc O. Mayer, **             Executive Vice President of         106       SCB Partners Inc.;
1345 Avenue of the Americas   ACMC since 2001 and Chairman                  SCB, Inc.
New York, NY 10105            of the Board of
10/2/1957                     AllianceBernstein Investment
(2003)                        Research and Management, Inc.
                              ("ABIRM") since 2000; prior
                              thereto, Chief Executive
                              Officer of Sanford C.
                              Bernstein & Co., LLC
                              (institutional research and
                              brokerage arm of Bernstein &
                              Co. Inc.) ("SCB & Co.") and
                              its predecessor since prior
                              to 2000.

DISINTERESTED DIRECTORS
Chairman of the Board
William H. Foulk, Jr., #, +   Investment Adviser and an           108       None
2 Sound View Drive            Independent Consultant. He was
Suite 100                     formerly Senior Manager of
Greenwich, CT 06830           Barrett Associates, Inc., a
9/7/1932                      registered investment adviser,
(1993)                        with which he had been
                              associated since prior to
                              2000. He was formerly Deputy
                              Comptroller and Chief
                              Investment Officer of the
                              State of New York and, prior
                              thereto, Chief Investment
                              Officer of the New York Bank
                              for Savings.

Ruth Block, ***, #            Formerly Executive Vice             106       None
500 S.E. Mizner Blvd.         President and Chief Insurance
Boca Raton, FL 33432          Officer of AXA The Equitable
11/7/1930                     Life Assurance Society of the
(1993)                        United States; Chairman and
                              Chief Executive Officer of
                              Evlico (insurance); Director
                              of Avon, BP (oil and gas),
                              Ecolab Incorporated (specialty
                              chemicals), Tandem Financial
                              Group and Donaldson, Lufkin &
                              Jenrette Securities
                              Corporation; Governor at
                              Large, National Association of
                              Securities Dealers, Inc.

David H. Dievler, #           Independent Consultant. Until       107       None
P.O. Box 167                  December 1994 he was Senior
Spring Lake, NJ 07762         Vice President of ACMC
10/23/1929                    responsible for mutual fund
(1993)                        administration. Prior to
                              joining ACMC in 1984, he was
                              Chief Financial Officer of
                              Eberstadt Asset Management
                              since 1968. Prior to that, he
                              was a Senior Manager at Price
                              Waterhouse & Co. Member of
                              American Institute of
                              Certified Public Accountants
                              since 1953.

John H. Dobkin, #             Consultant. Formerly President      106       None
P.O. Box 12                   of Save Venice, Inc.
Annandale, NY 12504           (preservation organization)
2/19/1942                     from 2001-2002, Senior Advisor
(1993)                        from June 1999 - June 2000 and
                              President of Historic Hudson
                              Valley (historic preservation)
                              from December 1989 - May 1999.
                              Previously, Director of the
                              National Academy of Design and
                              during 1988-1992, Director and
                              Chairman of the Audit
                              Committee of ACMC.

Michael J. Downey, #          Consultant since January 2004.      106       Asia Pacific Fund,
c/o Alliance Capital          Formerly managing partner of                  Inc. and The Merger
Management, L.P.              Lexington Capital, LLC                        Fund
Attn:  Philip L. Kirstein     (investment advisory firm)
1345 Avenue of the Americas   from December 1997 until
New York, NY 10105            December 2003. Prior thereto,
1/26/1944                     Chairman and CEO of Prudential
(2005)                        Mutual Fund Management from
                              1987 to 1993.

D. James Guzy, #              Chairman of the Board of PLX        106       Intel Corporation; Cirrus
P.O. Box 128                  Technology (semi-conductors)                  Logic Corporation
Glenbrook, NV 89413           and of SRC Computers Inc.,                    (semi-conductors),
3/7/1936                      with which he has been                        Novellus Corporation
(2005)                        associated since prior to                     (semi-conductor
                              2001. He is also President                    equipment); Micro
                               of the Arbor                                 Component Technology
                              Company (private                              (semi-conductor
                               family investments).                         equipment); the Davis
                                                                            Selected Advisers Group
                                                                            of Mutual Funds and
                                                                            LogicVision

Marshall C. Turner, Jr., #    Principal of Turner Venture           106     Toppan Photomasks,
220 Montgomery Street         Associates (venture capital                   Inc.; the George
Penthouse 10                  and consulting) since prior                   Lucas Educational
San Francisco, CA 94104-3402  to 2001.  Chairman and CEO,                   Foundation;  Chairman
10/10/1941                    DuPont Photomasks, Inc.,                      of the Board of the
(2005)                        Austin, Texas, 2003-2005, and                 Smithsonian's
                              President and CEO since                       National Museum of
                              company acquired, and name                    Natural History
                              changed to Toppan Photomasks,
                              Inc. in 2005 (semi-conductor
                              manufacturing services).

----------

*    There is no stated term of office for the Fund's Directors.
** Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.
*** Ms. Block was an "interested person," as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of equity securities of a controlling person of the Adviser. Such shares were sold for approximately $2,400 on October 21, 2004. Ms. Block received shares of The Equitable Companies Incorporated ("Equitable") as part of the demutualization of The Equitable Life Assurance Society of the United States. Her Equitable shares were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.
+    Member of the Fair Value Pricing Committee.
# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.


     The Fund's Board of Directors has four standing committees of the Board -- an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing and Independent Directors Committees are identified above.


     The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met [__________] during the Fund's most recently completed fiscal year.

     The function of the Governance and Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Directors. The Governance and Nominating Committee met [__________] during the Fund's most recently completed fiscal year.

     The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Fund's common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Fund begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

     Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

     The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

     The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

     The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of Alliance's Valuation Committee relating to a security held by the Fund made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Fund's NAV by more than $0.01 per share. The Fair Value Pricing Committee met [_______] times during the Fund's most recently completed fiscal year.


     The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee met [______] times during the Fund's most recently completed fiscal year.

     The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities of the Funds to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.


                                                      AGGREGATE DOLLAR RANGE
                                                      OF EQUITY SECURITIES IN
                           DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                           SECURITIES IN THE FUND     FUND COMPLEX AS OF
                           AS OF DECEMBER 31, 2005    DECEMBER 31, 2005
                           -----------------------    -----------------

Marc O. Mayer                       [None]                [Over $100,000]
Ruth Block                          [None]                [Over $100,000]
David H. Dievler                    [None]                [Over $100,000]
John H. Dobkin                      [None]                [Over $100,000]
Michael J. Downey                   [None]                [None]
William H. Foulk, Jr.               [None]                [Over $100,000]
D. James Guzy                       [None]                [None]
Marshall C. Turner, Jr.             [None]                [Over $100,000]

Officer Information
-------------------

     Certain information concerning the Fund's officers is set forth below.

                     POSITION(S)
NAME, ADDRESS,*      HELD                   PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH    WITH FUND              DURING PAST 5 YEARS
-----------------    -----------            -------------------
Marc O. Mayer,       President and Chief    See biography above.
10/2/1957            Executive Officer

Paul C. Rissman,     Senior Vice President  Executive Vice President of
11/10/1956                                  ACMC,** with which he has been
                                            associated since prior to 2001.

Philip L. Kirstein,  Senior Vice President  Senior Vice President and
5/29/1945            and Independent        Independent Compliance Officer
                     Compliance Officer     of the AllianceBernstein
                                            Funds, with which he has been
                                            associated since October 2004.
                                            Prior thereto, he was Of
                                            Counsel to Kirkpatrick &
                                            Lockhart, LLP from October
                                            2003 to October 2004, and
                                            General Counsel of Merrill
                                            Lynch Investment Managers,
                                            L.P. from 2000 until March
                                            2003.

Thomas J. Bardong,   Vice President         Senior Vice President of
4/28/1945                                   ACMC,** with which he has been
                                            associated since prior to
                                            2001.

Annie Tsao,          Vice President         Senior Vice President of
10/22/1952                                  ACMC,** with which she has
                                            been associated since prior to
                                            2001.

Emilie D. Wrapp,     Secretary              Senior Vice President,
11/13/1955                                  Assistant General Counsel and
                                            Assistant Secretary of
                                            ABIRM,** with which she has
                                            been associated since prior to
                                            2000.

Andrew L. Gangolf,   Assistant Secretary    Senior Vice President and
8/15/1954                                   Assistant General Counsel of
                                            ABIRM,** with which he has
                                            been associated since prior to
                                            2001.

Mark D. Gersten,     Treasurer and Chief    Senior Vice President of
10/4/1950            Financial Officer      AGIS,** and Vice President of
                                            ABIRM,** with which he has
                                            been associated since prior to
                                            2001.

Vincent S. Noto,     Controller             Vice President of AGIS,** with
12/14/1964                                  which he has been associated
                                            since prior to 2001.

----------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM, AGIS and SCB & Co. are affiliates of the Fund.

     The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended November 30, 2005, the aggregate compensation paid to each of the Directors during calendar year 2005 by the AllianceBernstein Fund Complex and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                    Total
                                                     Total          Number of
                                                     Number of      Investment
                                                     Investment     Portfolios
                                                     Companies in   within the
                                                     the Alliance-  Alliance-
                                                     Bernstein      Bernstein
                                                     Fund           Fund
                                      Total          Complex,       Complex,
                                      Compensation   Including      Including
                                      from the       the Fund,      the Fund,
                                      Alliance-      as to          as to
                        Aggregate     Bernstein      which the      which the
                        Compensation  Fund Complex,  Director is    Director is
                        From the      Including      a Director     a Director
Name of Director        Fund          the Fund       or Trustee     or Trustee
----------------        ------------  --------       ----------     ----------

Marc O. Mayer           $-0-          $0                 40            106
Ruth Block              $[________]   $[____]            40            106
David H. Dievler        $[________]   $[____]            41            107
John H. Dobkin          $[________]   $[____]            40            106
Michael J. Downey       $[________]   $[____]            40            106
William H. Foulk, Jr.   $[________]   $[____]            42            108
D. James Guzy           $[_______]    $[_______]         40            106
Marshall C. Turner,Jr.  $[_______]    $[_______]         40            106


     As of February [____], 2006, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

--------------------------------------------------------------------------------

                              EXPENSES OF THE FUND

--------------------------------------------------------------------------------

Distribution Services Agreement
-------------------------------

     The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABIRM, the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A, Class B, Class C, Class R and Class K shares in accordance with a plan of distribution that is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").


     During the Fund's fiscal year ended November 30, 2005, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $[__________] which constituted 0.30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $[__________]. Of the $[__________] paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class A shares, $[__________] was spent on advertising, $[__________] on the printing and mailing of prospectuses for persons other than current shareholders, $[__________] for compensation to broker-dealers and other financial intermediaries (including, $[__________] to the Fund's Principal Underwriter), $[__________] for compensation to sales personnel and $[__________] was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.


     During the Fund's fiscal year ended November 30, 2005, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $[__________], which constituted 1.0%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $[__________]. Of the $[__________] paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class B shares, $[__________] was spent on advertising, $[__________] on the printing and mailing of prospectuses for persons other than current shareholders, $[__________] for compensation to broker-dealers and other financial intermediaries (including, $[__________] to the Fund's Principal Underwriter), $[__________] for compensation to sales personnel, $[__________] was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $[__________] was spent on interest on Class B shares financing and $[__________] was used to offset the distribution service fees paid in prior years.


     During the Fund's fiscal year ended November 30, 2005, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $[__________], which constituted 1.0%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $[__________]. Of the $[__________] paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class C shares, $[__________] was spent on advertising, $[__________] on the printing and mailing of prospectuses for persons other than current shareholders, $[__________] for compensation to broker-dealers and other financial intermediaries (including, $[__________] to the Fund's Principal Underwriter), $[__________] for compensation to sales personnel, $[__________] was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses and $[__________] was spent on interest on Class C shares financing.


     During the Fund's fiscal year ended November 30, 2005, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $[_____________], which constituted 0.50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $[____________]. Of the $[___________________] paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class R shares, $[______________] was spent on advertising, $[_____________] on the printing and mailing of prospectuses for persons other than current shareholders, $[________________] for compensation to financial intermediaries (including $[________________] to the Fund's Principal Underwriter), $[________________] for compensation to sales personnel, $[______________]was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses and $[_________________] was spent on interest on Class R shares financing.


     During the Fund's fiscal year ended November 30, 2005, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $[______________], which constituted 0.25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $[____________]. Of the $[____________] paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class K shares, $[____________] was spent on advertising, $[____________] on the printing and mailing of prospectuses for persons other than current shareholders, $[___________] for compensation to broker-dealers and other financial intermediaries (including, $[____________] to the Fund's Principal Underwriters), $[____________] for compensation to sales personnel, $[____________] was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $[____________] was spent on interest on Class K shares financing.

     Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B, Class C, Class R and Class K shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fee on the Class B shares and Class C shares and the distribution services fees on the Class R shares and the Class K shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

     With respect to Class A shares of the Fund, distribution expenses accrued by ABIRM in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABIRM's compensation with respect to Class B, Class C, Class R and Class K shares under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABIRM. Actual distribution expenses for Class B, Class C, Class R and Class K shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and payments received from CDSCs. The excess will be carried forward by ABIRM and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

     Unreimbursed distribution expenses incurred as of the end of the Fund's most recently completed fiscal year, and carried over for reimbursement in future years in respect of the Class B, Class C, Class R and Class K shares for the Fund were, respectively, $[__________] ([__________]% of the net assets of Class B shares), $[__________] ([__________]% of the net assets of Class C shares), $[__________] ([______]% of the net assets of Class R shares) and $[__________] ([______]% of the net assets of Class K shares).

     The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. ("NASD") that effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

     In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

     The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     The Agreement continues in effect from year to year with respect to each class of the Fund, provided that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to this agreement or "interested persons," as defined in the 1940 Act, of any such party (other than as Directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Agreement was approved for an additional annual term by a vote, cast in person, of the Directors including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on June 15, 2005.

     In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A shares, Class B shares, Class C shares, Class R shares or Class K shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement
-------------------------

     AGIS, an indirect wholly-owned subsidiary of the Adviser, located principally at 500 Plaza Drive, Secaucus, NJ, 07094 and with operations at 8000 IH 10 W 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency fee with respect to the Class A, Class R, Class K, Class I and Advisor Class shares, reflecting the additional costs associated with the Class B and Class C CDSCs. For the fiscal year ended November 30, 2005, the Fund paid AGIS $[__________] pursuant to the Transfer Agency Agreement.

     AGIS acts as the transfer agent for the Fund. AGIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

     Many Fund shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Fund, ABIRM and/or Alliance pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Fund, they are included in your Prospectus in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

     Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

     The Fund, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

     The Fund has adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix C.


     Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Fund's website at www.AllianceBernstein.com; or both; and (2) on the Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

     The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds."

General
-------

     Shares of the Fund are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), to group retirement plans, as defined below, eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"), to group retirement plans eligible to purchase Class K shares, without any initial sales charge or CDSC ("Class K shares"), to group retirement plans and certain investment advisory clients of, and certain other persons associated with, Alliance and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC ("Class I shares"), or, to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. All of the classes of shares of the Fund, except Class I shares and Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.

     Investors may purchase shares of the Fund either through financial intermediaries or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through such financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling different classes of shares.

     In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

     The Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

     Risks Associated With Excessive Or Short-term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

     Significant investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

     Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Investments in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds may be adversely affected by price arbitrage trading strategies.

     Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

     o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectuses. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

     o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its surveillance procedures to these omnibus account arrangements. If a financial intermediary does not have the capabilities, or declines, to provide individual account level detail to the Fund, the Fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the financial intermediary and request that the financial intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to a financial intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

     Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

     Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

     The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

     The public offering price of shares of the Fund is their NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

     The respective NAV of the various classes of shares of the Fund are expected to be substantially the same. However, the NAV of the Class B, Class C and Class R shares will generally be slightly lower than the per share NAV of the Class A, Class K, Class I and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

     The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

     Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m. Eastern time on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m. Eastern time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

     Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized financial intermediary. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

     Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares, Class C shares and Class R shares each bear the expense of a higher distribution services fee than that borne by Class A shares and Class K shares, and Class I shares and Advisor Class shares do not bear such a fee, (iii) Class B shares and Class C shares bear higher transfer agency costs than those borne by Class A shares, Class R shares, Class K shares, Class I shares and Advisor Class shares, (iv) Class B shares and Advisor Class shares are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B, Class C, Class R and Class K shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and Advisor Class shareholders because the Class B and Advisor Class shares convert to Class A shares under certain circumstances and the Class A, Class B and Advisor Class shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

     The Directors of the Fund have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements
----------------------------------------

     Classes A, B and C Shares. Class A, Class B and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See "Alternative Purchase Arrangements - Group Retirement Plans" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain group retirement plans) for more than $100,000 for Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans"). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

     Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

     Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year period and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

     Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

     During the Fund's fiscal years ended November 30, 2005, 2004 and 2003, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $[________], $259,768 and $150,709, respectively. Of that amount, the Principal Underwriter received the amount of $[________], $4,512 and $8,612, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was accordingly retained by the Principal Underwriter). During the Fund's fiscal years ended November 30, 2005, 2004 and 2003, the Principal Underwriter received CDSCs of $[______], $2,689 and $5,945, respectively, on Class A shares, $[______], $182,911 and $285,686, respectively, on Class B shares, and $[_______], $7,011 and $6,054, respectively, on Class C shares.

     Class A Shares. The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                                  Sales Charge
                                  ------------
                                                          Discount or
                                      As %                Commission
                     As %             of the              to Dealers
                     of Net           Public              or Agents of up
Amount of            Amount           Offering            to % of
Purchase             Invested         Price               Offering Price
--------             --------         -----               --------------

Up to $100,000         4.44%            4.25%                  4.00%
$100,000 up to
    $250,000           3.36             3.25                   3.00
$250,000 up to
    $500,000           2.30             2.25                   2.00
$500,000 up to
    $1,000,000*        1.78             1.75                   1.50

----------
*    There is no initial sales charge on transactions of $1,000,000 or more.

     All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "--Contingent Deferred Sales Charge."

     No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions,
(ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "--Class B Shares--Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire NAV of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

     In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

     Class A Shares - Sales at NAV. The Fund may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

    (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management division;

    (ii) officers and present or former Directors of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, the Principal Underwriter, AGIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

    (iii) the Adviser, Principal Underwriter, AGIS and their affiliates; certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates;

    (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services; and

    (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group Retirement Plans."

     Class B Shares. Investors may purchase Class B shares at the public offering price equal to the NAV per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

     Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of the shares.

     For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

     Class C Shares. Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

     Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1% as are Class A share purchases by certain retirement plans (see "Alternative Purchase Agreements - Group Retirement Plans" below). The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     To illustrate, assume that an investor purchased 10,000 Class B shares at $10 per share (at a cost of $100,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 1,000 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 5,000 Class B shares (proceeds of $60,000), 1,000 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 4,000 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $40,000 of the $60,000 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase, as set forth below).

     For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                                           Contingent Deferred Sales Charge
                                            for the Fund as a % of Dollar
       Year Since Purchase                     Amount Subject to Charge
       -------------------                     ------------------------

       First                                            4.00%
       Second                                           3.00%
       Third                                            2.00%
       Fourth                                           1.00%
       Fifth and thereafter                              None

     In determining the CDSC applicable to a redemption of Class B and Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder.

     Proceeds from the CDSC are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of the CDSC and the distribution services fee enables the Fund to sell shares without a sales charge being deducted at the time of purchase.

     The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs -- Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) for Class C shares, sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for the Fund, or in the case of a group retirement plan, a single account for each plan and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares or (vii) for permitted exchanges of shares.

     Class R Shares. Class R shares are offered only to group retirement plans that have plan assets of up to $10 million. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein sponsored retirement products. Class R shares incur a .50% distribution services fee and thus have a higher expense ratio than Class A shares, Class K shares and Class I shares and pay correspondingly lower dividends than Class A shares, Class K shares and Class I shares.

     Class K Shares. Class K shares are available at NAV to group retirement plans that have plan assets of at least $1 million. Class K shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products. Class K shares do not have an initial sales charge or CDSC but incur a .25% distribution services fee and thus (i) have a lower expense ratio than Class R shares and pay correspondingly higher dividends than Class R shares and (ii) have a higher expense ratio than Class I shares and pay correspondingly lower dividends than Class I shares.

     Class I Shares. Class I shares are available at NAV to all group retirement plans that have plan assets in excess of $10 million and to certain investment advisory clients of, and certain other persons associated with, Alliance and its affiliates. Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products. Class I shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

     Advisor Class Shares. Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, (iii) by the categories of investors described in clauses (i) through (iv) under "Class A Shares --Sales at NAV" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B, Class C, Class R or Class K shares.

     Conversion of Advisor Class Shares to Class A Shares. Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares -- Advisor Class Shares" and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan that satisfies the requirements to purchase shares set forth under "Purchase of Shares - Advisor Class Shares" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in your Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder of a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. Advisor Class shares do not have any distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower NAV than Advisor Class shares.

     The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.

Alternative Purchase Arrangements - Group Retirement Plans
----------------------------------------------------------

     The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In order to enable participants investing through group retirement plans to purchase shares of the Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A and Class B CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

     Class A Shares. Class A shares are available at NAV to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for the purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABIRM measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, ABIRM may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees. If the plan terminates the Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's distribution service plan.

     Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

     Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABIRM in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

     Class R Shares. Class R shares are available to certain group retirement plans with plan assets of up to $10 million. Class R shares are not subject to a front-end sales charge or CDSC, but are subject to a .50% distribution fee.

     Class K Shares. Class K shares are available to certain group retirement plans with plan assets of at least $1 million. Class K shares are not subject to a front-end sales charge or CDSC, but are subject to a .25% distribution fee.

     Class I Shares. Class I shares are available to certain group retirement plans with plan assets of at least $10 million and certain institutional clients of Alliance who invest at least $2 million in a Fund. Class I shares are not subject to a front-end sales charge, CDSC or a distribution fee.

     Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Fund's share class eligibility criteria before determining whether to invest.

     It is expected that the Fund will eventually offer only Class R, Class K and Class I shares to group retirement plans. Currently, the Fund also makes its Class A shares available at NAV to group retirement plans with plan assets in excess of $10 million. Unless waived under the circumstances described above, a 1%, 1-year CDSC applies to the sale of Class A shares by a plan. Because Class K shares have no CDSC and lower 12b-1 distribution fees and Class I shares have no CDSC and Rule 12b-1 distribution fees, plans should consider purchasing Class K or Class I shares, if eligible, rather than Class A shares.

     In selecting among the Class A, Class K and Class R shares, plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore are not eligible for the waiver of the 1%, 1-year CDSC applicable to Class A shares) should weigh the following:

     o the lower Rule 12b-1 distribution fees (0.30%) and the 1%, 1-year CDSC with respect to Class A shares;

     o the higher Rule 12b-1 distribution fees (0.50%) and the absence of a CDSC with respect to Class R shares; and

     o the lower Rule 12b-1 distribution fees (0.25%) and the absence of a CDSC with respect to Class K shares.

     Because Class A and Class K shares have lower Rule 12b-1 distribution fees than Class R shares, plans should consider purchasing Class A or Class K shares, if eligible, rather than Class R shares.

     As described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plans should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A, Class R, Class K and Class I shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs
-------------------------------

     The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Fund is not notified that that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder's account.

     Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Fund into a single "purchase." By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares." A "purchase" means a single purchase or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

     Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -AllianceBernstein 2000 Retirement Strategy
  -AllianceBernstein 2005 Retirement Strategy
  -AllianceBernstein 2010 Retirement Strategy
  -AllianceBernstein 2015 Retirement Strategy
  -AllianceBernstein 2020 Retirement Strategy
  -AllianceBernstein 2025 Retirement Strategy
  -AllianceBernstein 2030 Retirement Strategy
  -AllianceBernstein 2035 Retirement Strategy
  -AllianceBernstein 2040 Retirement Strategy
  -AllianceBernstein 2045 Retirement Strategy
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Intermediate Bond Portfolio -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Cap Fund, Inc.
  -AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
AllianceBernstein Focused Growth & Income Fund, Inc. AllianceBernstein Global Government Income Trust, Inc. AllianceBernstein Global Health Care Fund, Inc.
AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Global Technology Fund, Inc.
AllianceBernstein Greater China `97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Growth Fund, Inc. AllianceBernstein International Research Growth Fund, Inc. AllianceBernstein Large Cap Growth Fund, Inc.
AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein Real Estate Investment Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small/Mid Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
  -AllianceBernstein Intermediate Diversified Municipal Portfolio -AllianceBernstein Intermediate California Municipal Portfolio -AllianceBernstein Intermediate New York Municipal Portfolio -AllianceBernstein International Portfolio
  -AllianceBernstein Short Duration Portfolio
  -AllianceBernstein Tax-Managed International Portfolio

     Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

     Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

    (i)   the investor's current purchase;

    (ii) the NAV (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse, or child under the age of 21 is the participant; and

    (iii) the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

     For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current NAV and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

     Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Fund or any other AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of the Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs the Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

     The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of the Fund can obtain a form of Letter of Intent by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.

     Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a CDSC has been paid and the Principal Underwriter has approved at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

     Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

     In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

     Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

     General. Any shareholder who owns or purchases shares of the Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

     Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A, Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

     Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

     Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application, while current Fund shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

     CDSC Waiver for Class A Shares, Class B Shares and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A, Class B or Class C shares in a shareholder's account may be redeemed free of any CDSC.

     Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

     With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

     Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

     In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

     In the case of Class B shares, ABIRM may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.


     In the case of Class C shares, ABIRM may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

     In the case of Class R shares, up to 100% of the 12b-1 fee applicable to Class R shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R shares.

     In the case of Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class K shares.

     In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABIRM may pay a portion of "ticket" or other transactional charges.

     Your financial advisor's firm receives compensation from the Fund, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

     o    upfront sales commissions

     o    12b-1 fees

     o    additional distribution support

     o    defrayal of costs for educational seminars and training

     o payments related to providing shareholder record-keeping and/or transfer agency services

     Please read your Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

     In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

     For 2006, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately [___________]% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $[__________] million. In 2005, ABIRM paid approximately [__________]% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $[______] million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

     A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

     The Fund and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Fund - Transfer Agency Agreement" above. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Funds - Annual Fund Operating Expenses" in your Prospectus.

     If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

     Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

     ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

     Advest
     A.G. Edwards
     AIG Financial Advisors
     Ameriprise Financial Services
     AXA Advisors
     Banc of America
     Bank One Securities Corp.
     BNY Investment Center
     Charles Schwab
     Chase Investment Services
     Citicorp Investment Services
     Citigroup Global Markets
     Commonwealth Financial Network
     Independent Financial Marketing Group
     ING Advisors Network
     Legg Mason
     Lincoln Financial Advisors
     Linsco/Private Ledger
     McDonald Investments
     Merrill Lynch
     Morgan Stanley
     Mutual Service Corporation
     National Financial
     National Planning Holdings
     New England Securities
     PFS Investments
     Piper Jaffray
     Raymond James
     RBC Dain Rauscher
     Securities America
     Signator Investors
     SunTrust Bank
     UBS AG
     UBS Financial Services
     Uvest Financial Services
     Wachovia Securities
     Walnut Street Securities
     Wells Fargo Investments

     Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

--------------------------------------------------------------------------------

                       REDEMPTION AND REPURCHASE OF SHARES

-------------------------------------------------------------------------------

     The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption
----------

     Subject only to the limitations described below, the Fund's Articles of Incorporation require that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC that may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price normally will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

     Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

     To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact AGIS to confirm whether a Medallion Signature Guarantee is needed.

     To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

     Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Subscription Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from AGIS (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $100,000 and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

     Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS, or by checking the appropriate box on the Subscription Application.

     Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund, the Adviser, the Principal Underwriter nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

     The Fund may repurchase shares through the Principal Underwriter or financial intermediaries. The repurchase price will be the NAV next determined after the Principal Underwriter receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a financial intermediary. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through that financial intermediary, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above with respect to financial intermediaries is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

     The Fund reserves the right to close out an account that has remained below $500 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

     The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

     Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

     Shareholders committed to monthly installments of $25 or more through the Automatic Investment Program by October 15, 2004 are able to continue their program despite the $200 monthly minimum.

Exchange Privilege
------------------

     You may exchange your investment in the Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser,
(ii) present Directors or Trustees of any AllianceBernstein Mutual Fund and
(iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, AGIS must receive and confirm a telephone exchange request by 4:00 p.m. Eastern time, on that day.

     Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

     Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call AGIS at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

     All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

     Each Fund shareholder and his or her financial intermediary are authorized to make telephone requests for exchanges unless AGIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

     Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI.

     A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the following Fund business day prior thereto.

     None of the AllianceBernstein Mutual Funds, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

     The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' written notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

     Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or AGIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

--------------------------------------------------------------------------------

                                 NET ASSET VALUE

--------------------------------------------------------------------------------

     The NAV is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's NAV is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

     In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

     With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

     (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

     (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

     (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

     (d) listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

     (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

     (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

     (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

     (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

     (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

     (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security; and

     (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

     The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

     The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

     Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

     The Fund may suspend the determination of its NAV (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

     For purposes of determining the Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

     The assets attributable to the Class A shares, Class B shares, Class C shares, Class R shares, Class K shares, Class I shares and Advisor Class shares will be invested together in a single portfolio. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

     Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

United States Federal Income Taxation of
Dividends and Distributions
---------------------------

General
-------

     The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency or net income derived from interests in certain qualified publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies).

     It is the present policy of the Fund to distribute to shareholders all net investment income quarterly and to distribute net realized capital gains, if any, annually. The amount of any such distributions must necessarily depend upon the realization by the Fund of income and capital gains from investments. No interest will accrue on uncashed distribution checks.

     If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

     The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 (or November 30 at the election of the Fund) of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as if paid by the Fund on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

     The information set forth in your Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

     Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income.

     Some or all of the distributions from the Fund may be treated as "qualified dividend income," taxable to individuals, trusts and estates at a maximum rate of 15% if paid on or before December 31, 2008 (5% for individuals, trusts and estates in lower tax brackets). A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the preferential tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

     In the case of corporate shareholders, a portion of the Fund's dividends may be eligible for the dividends-received deduction. The amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. A corporation's dividends-received deduction generally will be disallowed unless the corporation holds shares in the Fund at least 46 days during the 90-day period beginning 45 days before the date on which the corporation becomes entitled to receive the dividend. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

     Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

     After the end of the calendar year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

     Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if the Fund shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

     Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

     Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28%) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make certain required certifications, or is notified by the Internal Revenue Service (the "IRS") that he or she is subject to backup withholding. Certain categories of shareholders, including all corporations, are exempt from such backup withholding. Backup withholding is not an additional tax; rather, a shareholder generally may obtain a refund of any amounts withheld under backup withholding rules that exceed such shareholder's income tax liability by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

     Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income (in addition to taxable dividends actually received), their respective pro-rata shares of foreign taxes paid by the Fund; (ii) treat their pro rata share of such foreign taxes as having been paid by them; and (iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date.

     The Fund intends to meet for each fiscal year the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such "pass through" of foreign taxes.

     The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the IRS. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

United States Federal Income Taxation of the Fund
-------------------------------------------------

     The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

     Passive Foreign Investment Companies. If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect or is unable to elect to treat such foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A foreign corporation will be treated as a PFIC if, for the taxable year involved, either (i) such foreign corporation derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." In some cases, the Fund may be able to elect to "mark-to-market" stock in a PFIC. If the Fund makes such an election, the Fund would include in its taxable income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included in the Fund's taxable income for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund elects to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of such foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% and calendar year distribution requirements described above.

     Options, Futures Contracts, and Forward Currency Exchange Contracts. Certain listed options, regulated futures contracts, and forward currency exchange contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward currency exchange contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward currency exchange contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

     The Treasury Department has the authority to issue regulations that would permit or require the Fund either to integrate a foreign currency hedging transaction with the investment that is hedged and treat the two as a single transaction, or otherwise to treat the hedging transaction in a manner that is consistent with the hedged investment. It is anticipated that any regulations issued under this authority will not apply to the type of hedging transactions in which the Fund intends to engage.

     Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

     Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

     Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward currency exchange contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
-----------

     The Fund may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

     The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.

     The American Jobs Creation Act of 2004, signed by President Bush on October 22, 2004, modifies the tax treatment of distributions from a Fund that are attributable to gain from U.S. real property interests (including U.S. real property holding corporations such as REITs), which will now be subject to withholding of U.S. federal income tax when paid to a foreign shareholder and will give rise to an obligation on the part of the foreign shareholder to file a U.S. tax return. Gain from the sale of a domestically controlled REIT (generally, a REIT that is less than 50% owned by foreign persons), however, will not be considered gain from a U.S. real property interest. This provision will first apply to the Fund in its taxable year beginning August 1, 2005.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

     Subject to the general oversight of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as best execution). In connection with seeking best price and execution, the Fund does not consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such considerations.

     When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

     Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

     The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts.

     The Fund may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

     The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund.

     The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co. or Advest Inc. ("Advest"), each an affiliate of the Adviser. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. or Advest is an affiliate of the Adviser. With respect to orders placed with SCB & Co. or Advest for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

     During the fiscal years ended November 30, 2005, 2004 and 2003, the Fund incurred brokerage commissions amounting in the aggregate to $[______], $342,807 and $687,928, respectively. During the fiscal years ended November 30, 2005, 2004 and 2003, brokerage commissions amounting in the aggregate to $[_____], $0 and $29,250, respectively, were paid to SCB & Co. During the fiscal year ended November 30, 2005, the brokerage commissions paid to SCB & Co. constituted [___________]% of the Fund's aggregate brokerage commission. During the fiscal year ended November 30, 2005, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, [___________]% were effected through SCB & Co. During the fiscal year ended November 30, 2005, transactions in portfolio securities of the Fund aggregating $[___________] with associated brokerage commissions of approximately $[___________] were allocated to persons or firms supplying research services to the Fund or the Adviser.

Disclosure of Portfolio Holdings
--------------------------------

     The Fund believes that the ideas of Alliance's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

     Alliance has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

     The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Alliance posts portfolio holdings information on Alliance's website (www.AllianceBernstein.com). Alliance posts on the website a complete schedule of the Fund's portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by the Fund's holdings. In addition to the schedule of portfolio holdings, Alliance may post information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by country, sector and industry, as applicable approximately 20 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

     Alliance may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to Alliance's employees and affiliates that provide services to the Fund. In addition, Alliance may distribute or authorize distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Fund, to facilitate the review of the Fund by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. Alliance does not expect to disclose information about the Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares. Information may be disclosed with any frequency and any lag, as appropriate.

     Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, however, Alliance's Mutual Fund Compliance Director must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may Alliance or its affiliates receive any consideration or compensation for disclosing the information.

     Alliance has established procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies. Only Alliance's Mutual Fund Compliance Director (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in Alliance's product management group determines that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund's shareholders. Alliance's Mutual Fund Compliance Director (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of Alliance or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by Alliance's Mutual Fund Compliance Director (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. Alliance reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with Alliance's policy and any applicable confidentiality agreement. Alliance's Mutual Fund Compliance Director or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a quarterly basis. If the Board determines that disclosure was inappropriate, Alliance will promptly terminate the disclosure arrangement.

     In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Fund's portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the Fund's assets; (iv) Institutional Shareholder Services, Inc. for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information unless specifically authorized.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Capitalization
--------------

     The Fund was organized as a corporation in Maryland in 1993. The Fund's name was changed on February 28, 2001. Prior thereto, the Fund was known as Alliance Utility Income Fund, Inc.

     The authorized Capital Stock of the Fund consists of 3,000,000,000 shares of Class A common stock, 3,000,000,000 shares of Class B common stock, 3,000,000,000 shares of Class C common stock, 3,000,000,000 shares of Class R common stock, 3,000,000,000 shares of Class K common stock, 3,000,000,000 shares of Class I common stock and 3,000,000,000 shares of Advisor Class common stock, each having $.001 par value.

     All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

     It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

     A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current NAV of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of the Fund has the same rights and is identical in all respects, except that each of Class A, Class B, Class C, Class R and Class K shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

     As of February [______], 2006, there were [___________] shares of common stock of the Fund outstanding including [___________] Class A shares, [___________] Class B shares, [___________] Class C shares, [___________] Class
R shares, [____________] Class K shares, [___________] Class I shares, and [___________] Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of February [______], 2006:

                                  No. of Shares
Name and Address                    of Class                   % of Class
----------------                    --------                   ----------

Class A
-------

MLPF&S
For the Sole Benefit of Its
   Customers
Attn: Fund Admin.
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL 32246-6484       [___________]                      [________]%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052        [___________]                      [________]%

Class B
-------
MLPF&S
For the Sole Benefit
of Its Customers
Attn: Fund Admin.
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL 32246-6484       [___________]                      [________]%

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 W 34th Street Floor 3
New York, NY 10001-2402           [___________]                      [________]%

First Clearing LLC
Special Custody Account
For the Exclusive Benefit
of  Customer
10750 Wheat First Drive
Glen Allen, VA 23060-9245         [___________]                      [________]%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052        [___________]                      [________]%

Class C
-------
Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 W 34th St  F13
New York, NY  10001-2483          [___________]                      [________]%

MLPF&S
For the Sole Benefit of
Its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL  32246-6484      [___________]                      [________]%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052        [___________]                      [________]%

Class R
-------
                                  [___________]                      [________]%
Class K
-------
                                  [___________]                      [________]%
Class I
-------
                                  [___________]                      [________]%

Advisor Class
-------------
MLPF&S
For the Sole Benefit of
Its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL  32246-6486      [___________]                      [________]%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052        [___________]                      [________]%

Custodian
---------

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, will act as the Fund's custodian for the assets of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

     ABIRM, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Agreement in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

     Legal matters in connection with the issuance of the shares of common stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, has been appointed as the independent registered public accounting firm for the Fund.

Additional Information
----------------------

     Any shareholder inquiries may be directed to the shareholder's financial intermediary or to AGIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------

                 FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

     The financial statements for the Fund for the fiscal year ended November 30, 2005 and the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's annual report. The annual report was filed on Form N-CSR with the Commission on February [____], 2006. It is available without charge upon request by calling AGIS at (800) 227-4618.

------------------------------------------------------------------------------

                                   APPENDIX A:

                      DESCRIPTION OF OBLIGATIONS ISSUED OR
           GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

------------------------------------------------------------------------------

     Federal Farm Credit System Notes and Bonds --are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds --are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

     FHA Debentures --are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA Certificates --are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.

     FHLMC Bonds --are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation.

     FNMA Bonds --are bonds issued and guaranteed by the Federal National Mortgage Association.

     Federal Home Loan Bank Notes and Bonds --are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ("Sallie Mae") Notes and Bonds --are notes and bonds issued by the Student Loan Marketing Association.

     Although this list includes a description of the primary types of U.S. Government agency or instrumentality obligations in which the Fund intends to invest, the Fund may invest in obligations of U.S. Government agencies or instrumentalities other than those listed above.

--------------------------------------------------------------------------------

                                   APPENDIX B:

                        BOND AND COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------

Standard & Poor's Bond Ratings
------------------------------

     A Standard & Poor's corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than a debt of a higher rated category. Debt rated "BBB" exhibits adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal.

     Debt rated "BB", "B", "CCC," "CC" or "C" is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. Debt rated "D" is in default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that payments will be made during such grace period.

     The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings
--------------------

     Moody's corporate bond ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. Debt rated "Aaa" is judged to be of the highest quality, with minimal credit risk. Debt rated "Aa" is judged to be of high quality and is subject to very low credit risk. Debt rated "A" is considered upper-medium grade and is subject to low credit risk. Debt rated "Baa" is subject to moderate credit risk and is considered medium grade and as such may possess certain speculative characteristics. Debt rated "Ba," "B," "Caa," and "Ca" is considered to have speculative elements. "Ba" is the least speculative and "Ca" is the most speculative. Debt rated "C" is the lowest rated class and is typically in default, with little prospect for recovery of principal or interest.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa" in its corporate bond rating system. The modifier 1 indicates that the debt ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the debt ranks at the lower end of its generic rating category.

Fitch Ratings International Bond Ratings
----------------------------------------

     Fitch international corporate bond ratings assess the capacity to meet foreign currency and local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. Debt rated "BB," "B," "CCC," "CC" and "C" is considered to be speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains.

     "CCC," "CC" and "C" ratings indicate that default is a real possibility, with "C" ratings signaling imminent default. Debt rated "DDD," "DD" and "D" is in default. Debt rated "DDD" has the highest potential for recovery, around 90% to 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% to 90% and "D" has the lowest recovery potential, i.e., below 50%.

     Fitch may append a plus or a minus sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" rating category or to categories below "CCC."

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     A Rating Outlook indicates the direction a rating is likely to move over a one- to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are `stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Standard & Poor's Commercial Paper Ratings
------------------------------------------

     "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers 1+, 1, 2, and 3 to denote relative strengths within its "A" classification. Commercial paper issues rated A by Standard & Poor's have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels or borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well established industry and has superior management.

Moody's Commercial Paper Ratings
--------------------------------

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Fitch Ratings International Commercial Paper Ratings
----------------------------------------------------

     "F1" is the highest commercial paper rating category utilized by Fitch. "F1" indicates the strongest capacity for timely payment of financial commitments; it may have an added "+" to denote any exceptionally strong credit feature.

Further Rating Distinctions
---------------------------

     While ratings provide an assessment of the obligor's capacity to pay debt service, it should be noted that the definition of obligor expands as layers of security are added. If municipal securities are guaranteed by third parties then the "underlying" issuers as well as the "primary" issuer will be evaluated during the rating process. In some cases, depending on the scope of the guaranty, such as bond insurance, bank letters of credit or collateral, the credit enhancement will provide the sole basis for the rating given.

Minimum Rating(s) Requirements
------------------------------

     For minimum rating(s) requirements for the Fund's securities, please refer to "Description of the Fund" in your Prospectus.

--------------------------------------------------------------------------------

                                   APPENDIX C:

                            STATEMENT OF POLICIES AND
                          PROCEDURES FOR VOTING PROXIES

--------------------------------------------------------------------------------

Introduction
------------


     As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.


     This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and non-US securities.


Proxy Policies
--------------


     This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:


     Corporate Governance: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.


     Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.


     Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company's auditors.


     Changes in Legal and Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.


     Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.


     Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.


     Anti-Takeover Measures: Alliance Capital believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.


     Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.


     Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.


Proxy Voting Procedures
-----------------------


Proxy Voting Committees
-----------------------


     Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.


Conflicts of Interest
---------------------


     Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.


     Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.


Proxies of Certain Non-US Issuers
---------------------------------


     Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, Alliance Capital believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.


     In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.


Loaned Securities
-----------------


     Many clients of Alliance Capital have entered into securities lending arrangements with agent lenders to generate additional revenue. Alliance Capital will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.


Proxy Voting Records
--------------------


     You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

00250.0451 #616790

                                     PART C
                                OTHER INFORMATION

ITEM 23.        Exhibits

               (a)  (1)  Articles of Incorporation of the Registrant -
                         Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 9 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on October 31, 1997.

                    (2) Articles Supplementary to Articles of Incorporation of the Registrant dated September 30, 1996 and filed October 1, 1996 - Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 8 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on February 3, 1997.

                    (3) Articles of Amendment to Articles of Incorporation of the Registrant dated February 12, 2001 and filed February 13, 2001 - Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 18 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on March 29, 2002.

                    (4) Articles Supplementary to Articles of Incorporation of the Registrant dated February 17, 2005 and filed February 22, 2005 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on February 25, 2005.

               (b) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on February 25, 2005.

               (c)  Not applicable.

               (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on February 25, 2005.

               (e)  (1)  Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 9 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on October 31, 1997.

                    (2) Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. dated July 16, 1996 - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 8 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on February 3, 1997.

                    (3) Form of Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on February 25, 2005.

                    (4) Form of Selected Dealer Agreement between AllianceBernstein Investment Research and Management, Inc. and selected dealers offering shares of Registrant
                         - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 34 of the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. (File Nos. 33-7812 and 811-04791) filed with the Securities and Exchange Commission on January 28, 2005.

                    (5) Form of Selected Agent Agreement between AllianceBernstein Investment Research and Management, Inc. and selected agents making available shares of Registrant - Incorporated by reference to Exhibit
                         (e)(4) to Post-Effective Amendment No. 34 of
                         Registration Statement on Form N-1A of the
                         AllianceBernstein Municipal Income Fund, Inc. (File Nos. 33-7812 and 811-04791) filed with the Securities and Exchange Commission on January 28, 2005.

               (f)  Not applicable.

               (g) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to
                    Exhibit 8 to Post-Effective Amendment No. 10 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on January 30, 1998.

               (h)  (1)  Transfer Agency Agreement between the Registrant and
                         AllianceBernstein Investment Research and Management, Inc. (formerly known as "Alliance Fund Services, Inc."
                         - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 10 of Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on January 30, 1998.

                    (2) Expense Limitation Undertaking by Alliance Capital Management L.P. - Incorporated by reference to Exhibit
                         (h)(2) to Post-Effective Amendment No. 14 of
                         Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916) filed with the Securities and Exchange Commission on October 29, 1999.

               (i) Opinion and Consent of Seward & Kissel LLP - To be filed by amendment.


               (j) Consent of Independent Registered Public Accounting Firm - To be filed by amendment.

               (k)  Not applicable.

               (l)  Not applicable.

               (m)  Rule 12b-1 Plan - See Exhibit (e)(1) hereto.

               (n) Form of Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on February 25, 2005.

               (p)  (1)  Code of Ethics for the Fund, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-2383), filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

                    (2) Code of Ethics for the Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. incorporated by reference to Exhibit
                         (p)(2) to Post-Effective Amendment No. 34 of the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 28, 2005.

               Other Exhibits:

                    Powers of Attorney for: Ruth Block, David H. Dievler, John
                    H. Dobkin, Michael J. Downey, William H. Foulk, Jr. and Marc
                    O. Mayer - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-66630 and 811-7916), filed with the Securities and Exchange Commission on February 25, 2005.

ITEM 24.       Persons Controlled by or under Common Control with Registrant.

               None.

ITEM 25.       Indemnification

               It is the Registrants policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrants Articles of Incorporation, filed as Exhibit (a) in response to Item 23, Article VII and Article VIII of Registrants By-Laws, filed as Exhibit (b) in response to Item 23, and Section 10 of the Distribution Services Agreement, filed as Exhibit
               (e)(1) in response to Item 23, all as set forth below. The liability of the Registrants directors and officers is dealt with in Article EIGHTH of Registrants Articles of Incorporation, as set forth below. The Advisers liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement, filed as Exhibit (d) in response to Item 23, as set forth below.

               Section 2-418 of the Maryland General Corporation Law reads as follows:

               "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meanings indicated.

                    (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (2) "Corporation" includes any domestic or foreign
               predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

                    (3) "Expenses" include attorneys fees.

                    (4) "Official capacity" means the following:

                         (i) When used with respect to a director, the office of
                    director in the corporation; and

                         (ii) When used with respect to a person other than a
                    director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                         (iii) "Official capacity" does not include service for
                    any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                    (6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

               (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                         (i) The act or omission of the director was material to
                    the matter giving rise to the proceeding; and

                         1. Was committed in bad faith; or

                         2. Was the result of active and deliberate dishonesty;
                    or

                         (ii) The director actually received an improper
                    personal benefit in money, property, or services; or

                         (iii) In the case of any criminal proceeding, the
                    director had reasonable cause to believe that the act or omission was unlawful.

                         (2) (i) Indemnification may be against judgments,
                    penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii) However, if the proceeding was one by or in the
                    right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                         (3) (i) The termination of any proceeding by judgment,
                    order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                         (ii) The termination of any proceeding by conviction,
                    or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                         (4) A corporation may not indemnify a director or
                    advance expenses under this section for a proceeding brought by that director against the corporation, except:

                         (i) For a proceeding brought to enforce indemnification
                    under this section; or

                         (ii) If the charter or bylaws of the corporation, a
                    resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

               (c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

               (d) Unless limited by the charter:

                    (1) A director who has been successful, on the merits or
               otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                    (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                         (i) If it determines a director is entitled to
                    reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                         (ii) If it determines that the director is fairly and
                    reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                    (3) A court of appropriate jurisdiction may be the same
               court in which the proceeding involving the directors liability took place.

               (e) (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                    (2) Such determination shall be made:

                         (i) By the board of directors by a majority vote of a
                    quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                         (ii) By special legal counsel selected by the board of
                    directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                         (iii) By the stockholders.

                    (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                    (4) Shares held by directors who are parties to the
               proceeding may not be voted on the subject matter under this subsection.

               (f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                         (i) A written affirmation by the director of the
                    directors good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                         (ii) A written undertaking by or on behalf of the
                    director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                    (2) The undertaking required by subparagraph (ii) of
               paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                    (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection
               (e) of this section.

               (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

               (h) This section does not limit the corporations power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

               (i) For purposes of this section:

                    (1) The corporation shall be deemed to have requested a
               director to serve an employee benefit plan where the performance of the directors duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                    (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                    (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the directors duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

               (j) Unless limited by the charter:

                    (1) An officer of the corporation shall be indemnified as
               and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                    (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                    (3) A corporation, in addition, may indemnify and advance
               expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

               (k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such persons position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                    (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                    (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

               (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

     Article EIGHTH of the Registrants Articles of Incorporation reads as follows:

               (1) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               (2) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

               (3) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               (4) References to the Maryland General Corporation Law in this Article are to that law as from time to time amended. No amendment to the charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

     Article VII, Section 7 of the Registrants By-Laws reads as follows:

               Section 7. Insurance Against Certain Liabilities. The Corporation shall not bear the cost of insurance that protects or purports to protect directors and officers of the Corporation against any liabilities to the Corporation or its security holders to which any such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     ARTICLE VIII of the Registrants By-Laws reads as follows:

               Section 1. Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the full extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct).

               Section 2. Advances. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the full extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (disinterested non-party directors), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

               Section 3. Procedure. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

               Section 4. Indemnification of Employees and Agents. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

               Section 5. Other Rights. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

               Section 6. Amendments. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

               The Advisory Agreement to be between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of wilful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

               The Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. ("ABIRM") provides that the Registrant will indemnify, defend and hold ABIRM and any person who controls it within the meaning of
               Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABIRM or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

               The foregoing summaries are qualified by the entire text of Registrants Articles of Incorporation and By-Laws, the proposed Advisory Agreement between Registrant and Alliance Capital Management L.P. and the proposed Distribution Services Agreement between Registrant and ABIRM which are filed herewith as Exhibits
               (a), (b), (d), (e)(1), (e)(2) and (e)(3), respectively, in response to Item 23 and each of which are incorporated by reference herein.

               Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party trustees), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               The Registrant participates in a joint trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.       Business and Other Connections of Investment
               Adviser.

               The descriptions of Alliance Capital Management L.P. under the captions Management of the Fund in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

               The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.

          (a) ABIRM, the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. ABIRM acts as Principal Underwriter or Distributor for the following investment companies:

               AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
               AllianceBernstein Blended Style Series, Inc.
               AllianceBernstein Bond Fund, Inc.
               AllianceBernstein Cap Fund, Inc.
               AllianceBernstein Emerging Market Debt Fund, Inc.
               AllianceBernstein Exchange Reserves
               AllianceBernstein Focused Growth & Income Fund, Inc. AllianceBernstein Global Health Care Fund, Inc.
               AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Global Technology Fund, Inc.
               AllianceBernstein Greater China '97 Fund, Inc.
               AllianceBernstein Growth and Income Fund, Inc.
               AllianceBernstein High Yield Fund, Inc.
               AllianceBernstein Institutional Funds, Inc.
               AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
               AllianceBernstein International Growth Fund, Inc.
               AllianceBernstein International Research Growth Fund, Inc. AllianceBernstein Large-Cap Growth Fund, Inc.
               AllianceBernstein Mid-Cap Growth Fund, Inc.
               AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
               AllianceBernstein Municipal Income Fund II
               AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Short Duration Portfolio(1)
               AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Trust
               AllianceBernstein Utility Income Fund, Inc.
               AllianceBernstein Variable Products Series Fund, Inc.
               Sanford C. Bernstein Fund II, Inc.
               The AllianceBernstein Pooling Portfolios
               The AllianceBernstein Portfolios

-------------------------------------------------

(1) This is a retail Portfolio of Sanford C. Bernstein Fund, Inc. which consists of Classes A, B and C shares.

          (b) The following are the Directors and Officers of ABIRM, the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                             POSITIONS AND                POSITIONS AND
                             OFFICES WITH                 OFFICES WITH
NAME                         UNDERWRITER                  REGISTRANT
----                         -----------                  ----------

Directors
---------

Marc O. Mayer                Chairman of the Board
                             and Director

Mark R. Manley               Director

Ranjani Nagaswami            Vice Chairman and Director

Officers
--------

Marc O. Mayer                Chairman of the Board        President and
                                                          Chief Executive
                                                          Officer

Ranjani Nagaswami            Vice Chairman

Frederic L. Bloch            Executive Vice President
                             and President, U.S. Sales

Richard A. Davies            Executive Vice President
                             and Managing Director

Gerald M. Lieberman          Executive Vice President
                             and Chief Operating Officer

Kurt H. Schoknecht           Executive Vice President

Frank Speno                  Executive Vice President

Andrew L. Gangolf            Senior Vice President and    Assistant Secretary
                             Assistant General Counsel

Emilie D. Wrapp              Senior Vice President,       Secretary
                             Assistant General Counsel
                             and Assistant Secretary

Daniel A. Notto              Senior Vice President,
                             Counsel and Assistant
                             Secretary

Christopher S. Alpaugh       Senior Vice President

Audie G. Apple               Senior Vice President

Colin C. Aymond              Senior Vice President

Steven R. Barr               Senior Vice President and
                             Assistant Secretary

Adam J. Beaudry              Senior Vice President

Matthew F. Beaudry           Senior Vice President

Amy I. Belew                 Senior Vice President

Susan H. Burton              Senior Vice President

Peter G. Callahan            Senior Vice President

Russell R. Corby             Senior Vice President

John W. Cronin               Senior Vice President

Robert J. Cruz               Senior Vice President

Jennifer M. DeLong           Senior Vice President

John C. Endahl               Senior Vice President

Adam E. Engelhardt           Senior Vice President

John Edward English          Senior Vice President

Edward J. Farrell            Senior Vice President and
                             Controller

Eric W. Frasier              Senior Vice President

Donald N. Fritts             Senior Vice President

Kenneth L. Haman             Senior Vice President

Robert T. Hausler            Senior Vice President

Joseph P. Healy              Senior Vice President

Mary V. Kralis Hoppe         Senior Vice President

Scott Hutton                 Senior Vice President

Geoffrey L. Hyde             Senior Vice President

Robert H. Joseph, Jr.        Senior Vice President and
                             Assistant Treasurer

Victor Kopelakis             Senior Vice President

Henry Michael Lesmeister     Senior Vice President

Eric L. Levinson             Senior Vice President

James F. Lyons               Senior Vice President and
                             Regional/Regent

Matthew P. Mintzer           Senior Vice President

Thomas F. Monnerat           Senior Vice President

Joanna D. Murray             Senior Vice President

Jeffrey A. Nye               Senior Vice President

Peter J. O'Brien             Senior Vice President

John J. O'Connor             Senior Vice President

Danielle Pagano              Senior Vice President

Catherine N. Peterson        Senior Vice President

Mark A. Pletts               Senior Vice President

James J. Posch               Senior Vice President and
                             Assistant Secretary

Robert E. Powers             Senior Vice President

Stephen C. Scanlon           Senior Vice President

John P. Schmidt              Senior Vice President

Raymond S. Sclafani          Senior Vice President

Eileen B. Sebold             Senior Vice President

Gregory K. Shannahan         Senior Vice President

Richard J. Sidell            Senior Vice President

Andrew D. Strauss            Senior Vice President

Peter J. Szabo               Senior Vice President

Joseph T. Tocyloski          Senior Vice President

David R. Turnbough           Senior Vice President

Craig E. Welch               Senior Vice President

Scott Whitehouse             Senior Vice President

Mark D. Gersten              Vice President and           Treasurer and
                             Treasurer                    Chief Financial
                                                          Officer

Patrick E. Ryan              Vice President and
                             Chief Financial Officer

Jane E. Ackerman             Vice President

Margaret M. Bagley           Vice President

Mark H.W. Baltimore          Vice President

Kenneth F. Barkoff           Vice President

David A. Bedrick             Vice President

Laura J. Beedy               Vice President

Andrew Berger                Vice President

Gregory P. Best              Vice President

Robert G. Bjorge             Vice President

Michael J. Bodnar            Vice President

Richard A. Brink             Vice President

Alan T. Brum                 Vice President

Brian Buehring               Vice President

Thomas E. Callahan           Vice President

Kevin T. Cannon              Vice President

Alice L. Chan                Vice President

Kyle E. Clapp                Vice President

Michael F. Connell           Vice President

Joseph D. Connell, Jr.       Vice President

Kenneth J. Connors           Vice President

Dwight P. Cornell            Vice President

Michael R. Crimmins          Vice President

Brett E. Dearing             Vice President

Raymond A. Decker            Vice President

Stephen J. Dedyo             Vice President

Darren K. DeSimone           Vice President

Janet B. DiBrita             Vice President

Ronald G. Dietrich           Vice President

Carmela Di Meo               Vice President

Joseph T. Dominguez          Vice President

Paul D. Eck                  Vice President

Bernard J. Eng               Vice President

Michael J. Eustic            Vice President

Joao P. Flor                 Vice President

Kevin T. Gang                Vice President

Daniel P. Gangemi            Vice President

Christine E. Gaze            Vice President

Mark A. Gessner              Vice President

Thomas R. Graffeo            Vice President

Matthew M. Green             Vice President

John G. Hansen               Vice President

Michael S. Hart              Vice President

George R. Hrabovsky          Vice President

David A. Hunt                Vice President

Dinah J. Huntoon             Vice President

Anthony D. Ialeggio          Vice President

Theresa Iosca                Vice President

Oscar J. Isoba               Vice President

Kumar Jagdeo II              Vice President

Joseph B. Kolman             Vice President

Gary M. Lang                 Vice President

Christopher J. Larkin        Vice President

Laurel E. Lindner            Vice President

James M. Liptrot             Vice President and
                             Assistant Controller

Armando C. Llanes            Vice President

Jason N. Longo               Vice President

James P. Luisi               Vice President

Todd M. Mann                 Vice President

Silvia Manz                  Vice President

Osama Mari                   Vice President

Kathryn Austin Masters       Vice President

Craig S. McKenna             Vice President

Steven M. Miller             Vice President

Paul S. Moyer                Vice President

John F. Multhauf             Vice President

Andrew C. Murphy             Vice President, Chief
                             Compliance Officer and
                             Assistant Secretary

Jamie A. Nieradka            Vice President

Nicole Nolan-Koester         Vice President

Timothy J. O'Connell         Vice President

Joseph D. Ochoa              Vice President

John J. Onofrio              Vice President and
                             Assistant Treasurer

David D. Paich               Vice President

Todd P. Patton               Vice President

Leo J. Peters IV             Vice President

John D. Prosperi             Vice President

Carol H. Rappa               Vice President

Juhi Rathee                  Vice President

Michelle T. Rawlick          Vice President

Heidi A. Richardson          Vice President

James A. Rie                 Vice President

Joseph P. Rodriguez          Vice President

Miguel A. Rozensztroch       Vice President

Thomas E. Sawyer             Vice President

Matthew J. Scarlata          Vice President

Gordon R. Schonfeld          Vice President

Stuart L. Shaw               Vice President

Daniel S. Shikes             Vice President

Karen Sirett                 Vice President

Rayandra E. Slonina          Vice President

Elizabeth M. Smith           Vice President

Ben H. Stairs                Vice President

Eileen Stauber               Vice President

Michael B. Thayer            Vice President

Elizabeth K. Tramo           Vice President

Benjamin H. Travers          Vice President

James R. Van Deventer        Vice President

Elsia M. Vasquez             Vice President

Marie R. Vogel               Vice President

Wayne W. Wagner              Vice President

Mark E. Westmoreland         Vice President

Paul C. Wharf                Vice President

Peter H. Whitlock            Vice President

Kevin M. Winters             Vice President

Jennifer M. Yi               Vice President

Moshe Aronov                 Assistant Vice
                             President

Jire J. Baran                Assistant Vice
                             President

Gian D. Bernardi             Assistant Vice
                             President

Susan J. Bieber              Assistant Vice
                             President

Mark S. Burns                Assistant Vice
                             President

Daniel W. Carey              Assistant Vice
                             President

Maria Carreras               Assistant Vice
                             President

Judith A. Chin               Assistant Vice
                             President

Robyn L. Cohen               Assistant Vice
                             President

Michael C. Conrath           Assistant Vice
                             President

Robert A. Craft              Assistant Vice
                             President

Raymond L. DeGrazia          Assistant Vice
                             President

Marc DiFilippo               Assistant Vice
                             President

Ralph A. DiMeglio            Assistant Vice
                             President

Daniel Ennis                 Assistant Vice
                             President

Robert A. Fiorentino         Assistant Vice
                             President

Lydia A. Fisher              Assistant Vice
                             President

Stephanie Y. Giaramita       Assistant Vice
                             President

Michael F. Greco             Assistant Vice
                             President

Kelly P. Guter               Assistant Vice
                             President

Terry L. Harris              Assistant Vice
                             President

Junko Hisamatsu              Assistant Vice
                             President

Melanie M. Hoppe             Assistant Vice
                             President

Luis Martin Hoyos            Assistant Vice
                             President

Arthur F. Hoyt, Jr.          Assistant Vice
                             President

Dwayne A. Javier             Assistant Vice
                             President

Joseph D. Kearney            Assistant Vice
                             President

Elizabeth E. Keefe           Assistant Vice
                             President

Edward W. Kelly              Assistant Vice
                             President

Jung M. Kim                  Assistant Vice
                             President

Junko Kimura                 Assistant Vice
                             President

Ted R. Kosinski              Assistant Vice
                             President

Stephen J. Laffey            Assistant Vice               Assistant Secretary
                             President and Counsel

Gina L. Lemon                Assistant Vice
                             President

Evamarie C. Lombardo         Assistant Vice
                             President

Andrew J. Magnus             Assistant Vice
                             President

Matthew J. Malvey            Assistant Vice
                             President

Daniel K. McGouran           Assistant Vice
                             President

Christine M. McQuinlan       Assistant Vice
                             President

Assimina Morales             Assistant Vice
                             President

Christina A. Morse           Assistant Vice               Assistant Secretary
                             President and Counsel

Troy E. Mosconi              Assistant Vice
                             President

Jennifer A. Mulhall          Assistant Vice
                             President

Alex E. Pady                 Assistant Vice
                             President

Brian W. Paulson             Assistant Vice
                             President

Wandra M. Perry-Hartsfield   Assistant Vice
                             President

Matthew V. Peterson          Assistant Vice
                             President

Mark A. Quarno               Assistant Vice
                             President

Peter V. Romeo               Assistant Vice
                             President

Randi E. Rothstein           Assistant Vice
                             President

Jessica M. Rozman            Assistant Vice
                             President

Daniel A. Rudnitsky          Assistant Vice
                             President

Shane M. Sanders             Assistant Vice
                             President

Jennifer E. Scherz           Assistant Vice
                             President

Praveen Singh                Assistant Vice
                             President

Orlando Soler                Assistant Vice
                             President

Nancy D. Testa               Assistant Vice
                             President

Jay D. Tini                  Assistant Vice
                             President

Kari-Anna Towle              Assistant Vice
                             President

Kayoko Umino                 Assistant Vice
                             President

Thomas M. Vitale             Assistant Vice
                             President

Benjamin S. Wilhite          Assistant Vice
                             President

Nina C. Wilkinson            Assistant Vice
                             President

Joanna Wong                  Assistant Vice
                             President

Eric J. Wright               Assistant Vice
                             President

Thomas M. Zottner            Assistant Vice
                             President

Mark R. Manley               Secretary

Colin T. Burke               Assistant Secretary

Adam R. Spilka               Assistant Secretary

         (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company the Registrants custodian, 225 Franklin Street, Boston, MA 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and State of New York, on the 30th day of December, 2005.

                                    ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

                                    By:     Marc O. Mayer*
                                            --------------
                                             Marc O. Mayer
                                             President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                      Title                         Date
     ---------                      -----                         ----

1.   Principal Executive
     Officer:

     Marc O. Mayer*                 President                December 30, 2005
                                    and Chief Executive
                                    Officer

2.   Principal Financial
     and Accounting Officer:

     /s/ Mark D. Gersten            Treasurer and
         -------------------        Chief Financial Officer  December 30, 2005
         Mark D. Gersten

3.       Directors:
         Ruth Block*
         David H. Dievler*
         John H. Dobkin*
         Michael J. Downey*
         William H. Foulk, Jr.*
         Marc O. Mayer*

     *By: /s/ Andrew L. Gangolf                              December 30, 2005
              -----------------
              Andrew L. Gangolf
              (Attorney-in-Fact)

                                Index to Exhibits
                                -----------------

Exhibit No.          Description of Exhibits
-----------          -----------------------

00250.0451 #616946